UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03447

                              SEI TAX EXEMPT TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
             Oaks, PA 19456 (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: AUGUST 31, 2008

                     DATE OF REPORTING PERIOD: MAY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

Schedule of Investments (Unaudited)
Tax Free Fund
May 31, 2008

                                                                                   Face Amount    Market Value
Description                                                                       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------               -------------   -------------
MUNICIPAL BONDS -- 105.0%
ALABAMA -- 0.9%
     Lower Alabama, Gas District, Ser A, RB
             1.320%, 06/02/08 (A)                                                   $     7,000     $     7,000
                                                                                                    -----------
ARIZONA -- 2.6%
     Arizona State, Health Facilities Authority, RB
             1.660%, 06/02/08 (A)                                                        19,520          19,520
                                                                                                    -----------
COLORADO -- 4.3%
     Arvada, Water Authority, RB, FSA
             3.650%, 06/01/08 (A)                                                         1,120           1,120
     Colorado State, Educational & Cultural Facilities
         Authority, Pueblo Serra Worship Holdings Project, RB
             1.600%, 06/05/08 (A)(B)                                                        700             700
     Colorado State, Housing & Finance
         Authority, Winridge Apartments Project, RB, FNMA
             1.440%, 06/15/08 (A)                                                         7,000           7,000
     Cornerstone, Metropolitan District No. 1, RB
             1.650%, 06/05/08 (A)(B)                                                      7,675           7,675
     Fort Collins, Pollution Control, RB
             1.720%, 06/07/08 (A)                                                         8,830           8,830
     NBC, Metropolitan District Authority, GO
             1.670%, 06/05/08 (A)(B)                                                      1,000           1,000
     Southglenn, Metropolitan District, RB
             1.670%, 06/05/08 (A)(B)                                                      5,000           5,000
     Thornton, Multi-Family Housing
         Authority, Quaile Ridge Project, Ser A, RB
             1.500%, 07/01/08 (A)                                                           450             450
     University of Toledo, RB, FGIC
             1.480%, 12/01/08 (A)                                                         1,400           1,400
                                                                                                    -----------
                                                                                                         33,175
                                                                                                    -----------
DELAWARE -- 0.5%
     Delaware State, Economic Development
         Authority, School House Project, RB
             3.100%, 06/04/08 (A)(B)                                                      3,750           3,750
                                                                                                    -----------
DISTRICT OF COLUMBIA -- 0.1%
     District of Columbia, Labratory School Project, RB
             1.700%, 06/05/08 (A)(B)                                                        505             505
                                                                                                    -----------
FLORIDA -- 3.5%
     Alachua County, Health Facilities
         Authority, Oak Hammock University Project, Ser A, RB
             1.400%, 06/01/08 (A)(B)                                                      4,665           4,665
     Duval County, School Board, COP, FSA
             1.650%, 06/03/08 (A)                                                        11,450          11,450
     Florida State, Multi-Family Housing
         Authority, River Oaks Apartments Project, RB
             1.710%, 06/05/08 (A)                                                           200             200
     Florida State, Puttable Floating Options
         Tax Exempt Trust, RB
             1.630%, 06/05/08 (A)                                                         4,500           4,500
     Gainesville, Utilities Systems Authority, Ser C, RB
             1.300%, 06/01/08 (A)                                                           500             500
     Highlands County, Health Facilities
         Authority, Adventist Health Project, Ser A, RB
             5.000%, 11/15/08                                                             1,000           1,008
     Jacksonville, Industrial Development
         Authority, Trailer Marine-Crowly Project, RB
             2.100%, 06/01/08 (A)(B)                                                      3,600           3,600
     Martin County, Pollution Control
         Authority, Power & Light Project, RB
             1.540%, 06/01/08 (A)                                                         1,000           1,000
                                                                                                    -----------
                                                                                                         26,923
                                                                                                    -----------
GEORGIA -- 5.5%
     Catoosa County, Industrial Development
         Authority, Galaxy Carpet Project, RB
             1.670%, 06/05/08 (A)(B)                                                      6,500           6,500
     Cobb County, Residential Facilities for the
         Elderly, A.G. Rhodes Home Project, RB
             1.600%, 06/04/08 (A)(B)                                                        250             250
     Floyd County, Development Authority,
         Berry College Project, RB
             1.600%, 06/04/08 (A)(B)                                                     11,000          11,000
     Floyd County, Development Authority,
         Berry College Project, RB
             1.600%, 06/04/08 (A)(B)                                                      1,655           1,655
     Fulton County, Water & Sewer Authority, Ser 1120, RB, FGIC
             1.720%, 06/05/08 (A)(C)                                                      8,545           8,545
     Georgia State, IPS Multi-School Building
         Industrial Authority, RB, MBIA
             1.970%, 06/04/08 (A)                                                         6,525           6,525
     Gwinnett County, Multi-Family Housing
         Authority, Greens Apartments Project, RB
             1.560%, 06/04/08 (A)                                                         6,300           6,300
     Smyrna, Housing Authority, F&M Villages
         Project, RB, FNMA
             1.590%, 06/04/08 (A)                                                         1,000           1,000
                                                                                                    -----------
                                                                                                         41,775
                                                                                                    -----------

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Tax Free Fund
May 31, 2008

                                                                                    Face Amount   Market Value
Description                                                                        ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------                -------------  -------------
IDAHO -- 1.2%

     Idaho State, Health Facilities Authority, St. Lukes Medical
         Center Project, RB, FSA
             1.400%, 06/01/08 (A)                                                   $     9,100     $     9,100
                                                                                                    -----------
ILLINOIS -- 8.4%
     Chicago, Board of Education, Ser E, GO, FSA
             1.630%, 06/05/08 (A)                                                        11,510          11,510
     Chicago, Ser F, GO, MBIA
             1.620%, 06/02/08 (A)                                                         6,000           6,000
     Deutsche Bank Spears/Lifers Trust, GO, FGIC
             1.640%, 06/03/08 (A)                                                         4,175           4,175
             1.640%, 06/07/08 (A)                                                         4,055           4,055
     Deutsche Bank Spears/Lifers Trust, GO, FSA
             1.620%, 06/03/08 (A)                                                         5,110           5,110
             1.620%, 06/05/08 (A)                                                        11,055          11,055
     Illinois State, Development Financing
         Authority, Christian Brothers Services Project, RB
             2.350%, 06/04/08 (A)(B)                                                      1,200           1,200
     Illinois State, Development Financing
         Authority, Creative Children's Academy Project, RB
             2.600%, 06/05/08 (A)(B)                                                      2,300           2,300
     Illinois State, Development Financing
         Authority, McCormick Theological Project, Ser A, RB
             1.640%, 06/04/08 (A)(B)                                                      1,000           1,000
     Illinois State, Development Financing
         Authority, North Shore Country Day Project, RB
             1.640%, 06/04/08 (A)(B)                                                      2,200           2,200
     Illinois State, Health Facilities Authority,
         Memorial Health Systems Project, RB
             1.430%, 06/01/08 (A)(B)                                                      2,100           2,100
     Illinois State, Regional Transportation Authority, RB, FGIC
             1.630%, 06/05/08 (A)                                                         5,950           5,950
     Lake County, Community Consolidated
         School District No. 73, Ser 329, GO, FGIC
             1.620%, 06/05/08 (A)                                                         1,010           1,010
     Oakbrook Terrace, Industrial
         Development Authority, Oakbrook Terrace Atrium Project, RB
             2.250%, 06/01/08 (A)(B)                                                      2,100           2,100
     Skokie, Economic Development Authority,
         Skokie Fashion Square Project, RB
             2.000%, 06/05/08 (A)(B)                                                      4,350           4,350
                                                                                                    -----------
                                                                                                         64,115
                                                                                                    -----------
INDIANA -- 8.9%
     Concord, Community School, RB
             2.900%, 12/31/08                                                             7,450           7,454
     East Porter County, School Building, Ser DB, RB, MBIA
             1.630%, 06/05/08 (A)                                                         5,235           5,235
     Eclipse Funding Trust, Solar Eclipse-IPS
         Multi-School Building Project, Ser 2007-0026, RB, MBIA
             1.650%, 06/05/08 (A)(B)                                                        450             450
     Elkhart County, Industrial Development
         Authority, Hubbard Hill Estates Project, RB
             1.640%, 06/06/08 (A)(B)                                                        890             890
     Greater Clark County, School Building, Ser 2226, RB, FSA
             1.670%, 06/03/08 (A)                                                         2,675           2,675
     Greater Clark County, School District, RB
             2.450%, 12/31/08                                                             2,805           2,808
     Hamilton, Southeastern Consolidated
         School Building, First Mortgage Project, RB, FSA
             3.000%, 01/10/09                                                             1,295           1,300
     Indiana State, Development Finance
         Authority, Brebeuf Preparatory School Project, RB
             2.350%, 06/05/08 (A)(B)                                                      3,400           3,400
     Indiana State, Educational Facilities
         Authority, Franklin College, Ser B, RB
             1.430%, 06/01/08 (A)(B)                                                        300             300
     Indiana State, Educational Facilities
         Authority, University of Evansville Project, Ser B, RB
             1.860%, 06/05/08 (A)(B)                                                      1,900           1,900
     Indiana State, Educational Facilities
         Authority, University of Indianapolis Project, RB
             1.430%, 06/01/08 (A)(B)                                                        100             100
     Indiana State, GCS School Building, RB, FSA
             1.620%, 06/05/08 (A)                                                         3,385           3,385
     Indiana State, Health & Educational
         Facilities Financing Authority,
         Greenwood Village South Project, Ser A, RB
             1.640%, 06/05/08 (A)(B)                                                      9,300           9,300
     Indiana State, Health & Educational
         Facilities Financing Authority, Schneck
         Memorial Hospital Project, Ser B, RB
             1.400%, 06/01/08 (A)(B)                                                        500             500
     Indiana State, Health Facilities Financing
         Authority, Fayette Memorial Hospital
         Association Project, Ser A, RB
             1.430%, 06/01/08 (A)(B)                                                      1,995           1,995

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Tax Free Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
     Indiana State, Health Facility Financing
         Authority, Fayette Memorial Hospital
         Association Project, Ser B, RB
             1.430%, 06/01/08 (A)(B)                                                $     2,665     $     2,665
     Indiana State, Industrial Development
         Authority, Goodwill Industries Center Project, RB
             1.740%, 06/05/08 (A)(B)                                                      1,325           1,325
     Indiana State, Municipal Power Agency, RB, MBIA
             1.880%, 07/01/08 (A)                                                        18,700          18,700
     Indiana State, Transportation Finance
         Authority, Highway Restoration Project, RB
             1.500%, 06/01/08 (A)                                                         1,100           1,100
     New Palestine, Industrial Economic
         Development Authority, UMC Community Center
         Project, RB
             1.640%, 06/06/08 (A)(B)                                                      2,625           2,625
                                                                                                    -----------
                                                                                                         68,107
                                                                                                    -----------
IOWA -- 3.2%
     Hills, Health Facilities, Mercy Hospital Project, RB
             1.130%, 07/01/08 (A)(B)                                                      6,200           6,200
     Iowa State, Finance Authority, Carroll
         Kuemper Catholic High School Project, RB
             1.430%, 06/01/08 (A)(B)                                                      1,400           1,400
     Iowa State, Finance Authority, Drake University Project, RB
             1.100%, 07/01/08 (A)(B)                                                      8,750           8,750
     Iowa State, Finance Authority, Museum of
         Art Foundation Project, RB
             1.400%, 06/01/08 (A)(B)                                                        100             100
     Iowa State, Healthcare Facilities
         Authority, Care Initiatives Project, RB
             1.430%, 06/01/08 (A)(B)                                                      2,645           2,645
     Iowa State, Higher Education Loan
         Authority, Private College Facilities,
         Des Moines Project, RB
             1.430%, 06/01/08 (A)(B)                                                      2,505           2,505
     Iowa State, Higher Education Loan
         Authority, Private College Facilities, Des
         Moines Project, RB
             1.430%, 06/01/08 (A)(B)                                                      1,925           1,925
     Iowa State, Higher Education Loan
         Authority, Private College Facilities,
         Morningside College Project, RB
             1.430%, 06/01/08 (A)(B)                                                        800             800
                                                                                                    -----------
                                                                                                         24,325
                                                                                                    -----------
KANSAS -- 4.0%
     Junction City, Ser C, TRAN
             5.000%, 06/01/08                                                             2,000           2,000
     Kansas State, Development Finance
         Authority, Multi-Family Housing, Woodridge Project, RB
             1.640%, 06/05/08 (A)                                                         3,000           3,000
     Kansas State, Development Finance
         Authority, Sisters of Charity Project, Ser D, RB
             1.150%, 07/01/08 (A)                                                        15,000          15,000
     Topeka, Multi-Family Housing Authority, Fleming Court
         Project, RB
             1.720%, 06/05/08 (A)(B)                                                      3,635           3,635
     Wyandotte County, Municipal Temporary Notes, Ser V, TRAN
             3.550%, 11/01/08                                                             7,000           7,000
                                                                                                    -----------
                                                                                                         30,635
                                                                                                    -----------
KENTUCKY -- 1.2%
     Hardin County, Water District No. 1, RB
             1.670%, 06/05/08 (A)(B)                                                      1,170           1,170
     Jefferson County, Retirement Home
         Facilities Authority, Nazareth Library Project, RB
             1.640%, 06/06/08 (A)(B)                                                      1,110           1,110
     Kentucky State, Development Finance
         Authority, Havery Brewers Project, Ser C-2, RB
             1.790%, 06/05/08 (A)(B)                                                        390             390
     Kentucky State, Development Finance
         Authority, New Harmony Project, Ser A-2, RB
             1.790%, 06/05/08 (A)(B)                                                        430             430
     Kentucky State, Economic Development
         Finance Authority, Adventis Health System Project,
         Ser A, RB
             1.600%, 06/05/08 (A)(B)                                                      1,235           1,235
     Lexington-Fayette Urban County,
         Government Housing Authority, Richmond Place Project, RB
             2.250%, 04/01/09 (A)(B)                                                      4,630           4,630
     Muhlenberg County, Airport District, Ser B-2, RB
             1.790%, 06/05/08 (A)(B)                                                        415             415
                                                                                                    -----------
                                                                                                          9,380
                                                                                                    -----------
LOUISIANA -- 1.0%
     Louisiana State, Public Facilities
         Authority, Century Wilshire Project, RB
             1.720%, 09/02/08 (A)(B)                                                      7,600           7,600
                                                                                                    -----------
MASSACHUSETTS -- 9.5%
     Massachusetts State, Development
         Finance Agency, Assumption College Project, Ser A, RB
             1.600%, 06/04/08 (A)(B)                                                      6,925           6,925

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Tax Free Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
     Massachusetts State, Development
         Finance Agency, Boston College High School Project, RB
             1.600%, 06/04/08 (A)(B)                                                 $   6,000      $     6,000
     Massachusetts State, Development
         Finance Agency, Walnut Hill School District, RB
             1.600%, 06/04/08 (A)(B)                                                     1,100            1,100
     Massachusetts State, GO, FSA
             1.620%, 06/03/08 (A)                                                        7,995            7,995
     Massachusetts State, Health &
         Educational Facilities Authority,
         Falmouth Assited Living Project, Ser A, RB
             1.700%, 06/05/08 (A)(B)                                                       500              500
     Massachusetts State, Health &
         Educational Facilities Authority,
         Partners Healthcare System Project, RB
             1.530%, 06/05/08 (A)                                                        1,300            1,300
     Massachusetts State, Ser 785, GO, FGIC
             1.660%, 11/01/08 (A)                                                        8,795            8,795
     Massachusetts State, Ser B-19, RB, FGIC
             2.930%, 06/04/08 (A)                                                       21,850           21,850
     Massachusetts State, Turnpike Authority, Ser 334, RB, MBIA
             1.660%, 06/05/08 (A)                                                        3,543            3,543
     Massachusetts State, Water Resources Authority, Ser Sub A, RB
             1.420%, 07/01/08 (A)                                                       12,000           12,000
     Worcester, Regional Transit Authority, RB
             4.000%, 06/27/08                                                            3,100            3,100
                                                                                                    -----------
                                                                                                         73,108
                                                                                                    -----------
MICHIGAN -- 3.6%
     Jackson County, Economic Development
         Authority, Limited Thrifty Leoni Project, RB
             1.620%, 06/05/08 (A)(B)                                                       800              800
     Kent County, Building Authority, Ser D-168, GO
             1.680%, 12/01/08 (A)                                                        5,895            5,895
     Michigan State, Higher Education
         Facilities Authority, Adrian College Project, RB
             1.660%, 06/05/08 (A)(B)                                                     1,960            1,960
     Michigan State, Job Development
         Authority, East Lansing Residential Project, RB
             2.000%, 06/01/08 (A)(B)                                                     1,900            1,900
     Michigan State, Strategic Fund, Detroit
         Edison Project, Ser ET, RB
             1.550%, 07/01/08 (A)(B)                                                    15,000           15,000
     Northern Michigan University, Ser A, RB, FSA
             5.000%, 12/01/08                                                            1,155            1,171
     Northville Township, Economic
         Development Authority, Thrifty Northville Project, RB
             1.620%, 08/01/08 (A)(B)                                                     1,000            1,000
                                                                                                    -----------
                                                                                                         27,726
                                                                                                    -----------
MINNESOTA -- 1.1%
     Arden Hills, Housing & Health Authority,
         Presbyterian Homes Project, Ser A, RB
             1.430%, 06/01/08 (A)(B)                                                       300              300
     Austin, Industrial Development Authority,
         Supervalue Incorporated Project, RB
             1.750%, 06/04/08 (A)(B)                                                     2,180            2,180
     Coon Rapids, Health Center Systems Project, RB
             2.100%, 06/04/08 (A)(B)                                                     1,945            1,945
     Lauderdale, Children's Home Society Project, RB
             1.500%, 06/01/08 (A)(B)                                                        25               25
     Minneapolis & St. Paul, Housing &
         Redevelopment Authority, Minnesota Public Radio
         Project, RB
             1.130%, 07/01/08 (A)(B)                                                     2,000            2,000
     St. Paul, Housing & Redevelopment Authority, RB, FGIC
             1.670%, 06/04/08 (A)                                                        2,000            2,000
                                                                                                    -----------
                                                                                                          8,450
                                                                                                    -----------
MISSOURI -- 2.7%
    Clayton, Industrial Development
         Authority, Bailey Court Project, RB
             1.770%, 06/05/08 (A)(B)                                                     1,900            1,900
     Kansas City, Industrial Development
         Authority, Woodlands Partners Project, RB, FNMA
             1.680%, 06/05/08 (A)                                                        4,045            4,045
     Missouri State, Health & Educational
         Facilities Authority, Christian Brothers Project,
         Ser A, RB
             1.130%, 07/01/08 (A)(B)                                                       950              950
     Missouri State, Health & Educational
         Facilities Authority, Kansas City Art
         Institute, RB
             1.130%, 07/01/08 (A)(B)                                                       800              800
     Missouri State, Health & Educational
         Facilities Authority, Ser A, RB
             3.000%, 04/23/09                                                            1,200            1,210
     Missouri State, Health & Educational
         Facilities Authority, St. Louis University Project, RB
             1.130%, 07/01/08 (A)                                                          335              335

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Tax Free Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
     Missouri State, Public Utilities Commission, RB
             4.750%, 09/01/08                                                       $     3,000     $     3,016
     St. Charles County, Industrial
         Development Authority, Sun River Village Project, RB
             1.680%, 06/05/08 (A)(B)                                                      8,500           8,500
                                                                                                    -----------
                                                                                                         20,756
                                                                                                    -----------
NEBRASKA -- 2.4%
     NEBHELP, RB, MBIA
             3.000%, 07/02/08 (A)                                                        17,495          17,495
     Nebraska State, Educational Finance
         Authority, Creighton University Project, Ser B, RB
             1.130%, 07/01/08 (A)                                                           700             700
                                                                                                    -----------
                                                                                                         18,195
                                                                                                    -----------
NEW HAMPSHIRE -- 4.1%
     New Hampshire State, Health &
         Education Facilities Authority, Eliot Hospital Project,
         Ser E, RB
             2.750%, 01/15/09                                                             4,400           4,413
     New Hampshire State, Health &
         Education Facilities Authority, Saint Anselm College
         Project, RB
             1.100%, 07/01/08 (A)(B)                                                     19,000          19,000
     New Hampshire State, Health &
         Education Facilities Authority, Wenworth Project,
         Ser K, RB
             2.750%, 04/22/09                                                             8,000           8,035
                                                                                                    -----------
                                                                                                         31,448
                                                                                                    -----------
NEW JERSEY -- 0.1%
     Dumont, School District, Prom Project, GO
             4.250%, 07/17/08                                                             1,000           1,001
                                                                                                    -----------
NEW MEXICO -- 3.4%
     University of New Mexico, Systems Improvement Project, RB
             1.620%, 06/04/08 (A)                                                        25,905          25,905
                                                                                                    -----------
NEW YORK -- 0.1%
     Albany, Industrial Development Agency,
         Research Foundation of the State
         University of New York Project, Ser A, RB
             1.750%, 06/05/08 (A)                                                           300             300
     Liberty, Industrial Development Authority, RB
             1.590%, 06/05/08 (A)                                                           360             360
                                                                                                    -----------
                                                                                                            660
                                                                                                    -----------
NORTH CAROLINA -- 0.4%
     Sampson County, Ser 112, COP, FSA
             1.660%, 12/01/08 (A)                                                         3,330           3,330
                                                                                                    -----------
OHIO -- 5.3%
     Cincinnati, Economic Development
         Authority, Baldwin 300 Project, TRAN
             3.050%, 07/10/08                                                             2,550           2,550
     Fairfield Township, Roadway
         Improvement Project, GO, BAN
             4.050%, 09/10/08                                                             1,700           1,701
     Harrison Township, Fire Department,
         Fire Department Project
             3.850%, 10/09/08                                                               700             701
     Henry County, Facilities Improvement-Hospital Project, RB
             1.740%, 06/05/08 (A)(B)                                                      3,150           3,150
     Kent, TRAN
             4.000%, 10/16/08                                                             1,000           1,001
     Lima, Refunding & Improvement
         Authority, Lime Memorial Hospital Project, RB
             1.740%, 06/05/08 (A)(B)                                                        940             940
     Lorain County, Industrial Development
         Authority, Regional Medical Center Project, RB
             1.740%, 06/04/08 (A)(B)                                                      1,080           1,080
     Marysville, Water & Sewer Project, TRAN
             3.500%, 01/23/09                                                             1,810           1,817
     Monroe, Water System Improvement Project, TRAN
             4.250%, 08/21/08                                                             1,350           1,354
     North Canton, GO, BAN
             4.500%, 08/06/08                                                               925             926
     Northwestern Ohio, Water & Sewer Authority, RB
             4.000%, 10/30/08                                                             2,092           2,096
     Ohio State, American Municipal Power
         Authority, Amherst City Project, TRAN
             3.500%, 11/25/08                                                               395             395
     Ohio State, American Municipal Power
         Authority, Prairie Street Project, RB
             3.500%, 04/01/09                                                            15,000          15,110
     Ohio State, Case Western Reservoirs Project, Ser A, RB
             1.150%, 07/01/08 (A)                                                         4,000           4,000
     Perrysburg, TRAN
             4.000%, 11/06/08                                                             1,165           1,167
     Sidney, School District, COP
             4.000%, 11/18/08                                                             1,275           1,278
     Sidney, School District, Energy
         Conservation Project, TRAN
             4.250%, 11/18/08                                                               593             595
     Sidney, School District, School
         Construction Project, TRAN
             4.000%, 11/18/08                                                             1,000           1,002
                                                                                                    -----------
                                                                                                         40,863
                                                                                                    -----------

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Tax Free Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
OREGON -- 0.3%
    Oregon State, Veterans Welfare Project,
         Ser 88-B, GO
             1.100%, 07/01/08 (A)                                                  $      2,500     $     2,500
                                                                                                    -----------
PENNSYLVANIA -- 0.9%
    Allegheny County, Hospital Development
         Authority, Presbyterian University
         Hospital Project, Ser B-2, RB
             1.550%, 06/05/08 (A)(B)                                                        615             615
    Harrisburg, Water Authority, Ser B,  RB, FSA
             1.670%, 06/05/08 (A)                                                         1,000           1,000
    Mount Lebanon, School District, Ser B-19, GO, MBIA
             2.000%, 08/15/08 (A)                                                         2,395           2,395
    Pennsylvania State, Economic Development
         Financing Authority, Mercy Health
         Systems Project, Ser E-1, RB
             1.620%, 06/05/08 (A)(B)                                                      1,300           1,300
    Pennsylvania State, Economic
         Development Financing Authority, RB
             1.500%, 06/05/08 (A)(B)                                                      1,530           1,530
    Philadelphia, Industrial Development
         Authority, School for the Deaf Project, RB
             1.670%, 07/01/08 (A)(B)                                                        400             400
                                                                                                    -----------
                                                                                                          7,240
                                                                                                    -----------
SOUTH CAROLINA -- 1.3%
    South Carolina State, Educational Facilities
         Authority, Furman University Project, Ser B, RB
             1.100%, 07/01/08 (A)                                                         4,755           4,755
    South Carolina State, Macon Trust, Various
         Certificates, Bank of America
         Project, Ser 2007-303, RB
             1.660%, 06/05/08 (A)(B)                                                      2,200           2,200
    South Carolina State, Ser 5, GO
             1.600%, 10/01/08 (A)                                                         3,000           3,000
                                                                                                    -----------
                                                                                                          9,955
                                                                                                    -----------
TENNESSEE -- 0.5%
    Franklin County, Health & Educational Facilities,
         University of South Sewanee Project, RB
             2.700%, 06/01/08 (A)                                                           900             900
    Sevier County, Public Building Authority, RB
             2.625%, 10/01/08 (A)                                                         3,000           3,000
                                                                                                    -----------
                                                                                                          3,900
                                                                                                    -----------
TEXAS -- 9.0%
    ABN AMRO Munitops Certificate Trust, Ser 2005-21, GO
             1.650%, 06/05/08 (A)                                                        11,675          11,675
    ABN AMRO Munitops Certificate Trust, Ser 2006-30, GO
             1.650%, 06/05/08 (A)                                                         5,000           5,000
    Austin Certificates Trust, Ser 2007-313, RB
             1.660%, 06/01/08 (A)                                                         5,805           5,805
    DFA Municipal Trust, Ser 2008-06, RB
             1.920%, 07/01/08 (A)(B)                                                      7,600           7,600
    Gulf Coast, Industrial Development
         Authority, Petrounited Project, RB
             1.820%, 06/05/08 (A)(B)                                                      1,500           1,500
    Harris County, Health Facilities
         Development Authority, Ser 1018, RB
             1.670%, 06/05/08 (A)                                                         1,600           1,600
    Houston, Utilities System Revenue
         Authority, Ser B-17, RB, MBIA
             2.430%, 06/04/08 (A)                                                           450             450
    Houston, Water & Sewer Systems,
         Ser 495, RB, FGIC
             1.670%, 06/05/08 (A)                                                        12,275          12,275
    Katy, Independent School District, Ser D, GO
             1.660%, 06/05/08 (A)                                                         9,780           9,780
    Texas State, Ser D-188, GO
             1.780%, 08/01/08 (A)                                                         5,205           5,205
    Travis County, GO
             1.620%, 06/05/08 (A)                                                         7,890           7,890
                                                                                                    -----------
                                                                                                         68,780
                                                                                                    -----------
VERMONT -- 1.8%
    Vermont State, Educational & Health
         Buildings Financing Agency, Capital
         Asset Financing Project, Ser 1, RB
             1.750%, 06/05/08 (A)(B)                                                      1,310           1,310
    Vermont State, Educational & Health
         Buildings Financing Agency, Porter
         Hospital Project, Ser A, RB
             1.670%, 06/05/08 (A)(B)                                                      6,330           6,330
    Vermont State, Municipal Bond Bank, RB, MBIA
             1.680%, 06/05/08 (A)                                                         6,260           6,260
                                                                                                    -----------
                                                                                                         13,900
                                                                                                    -----------
VIRGINIA -- 0.1%
    Virginia State, Public Building Authority,
         Ser 131, RB, MBIA
             1.670%, 08/01/08 (A)                                                           500             500
                                                                                                    -----------

WASHINGTON -- 4.6%
    ABN Amro Munitops Certificate Trust,
         Ser 2005-28, RB, MBIA
             2.620%, 06/05/08 (A)                                                         2,995           2,995
    Everett, Public Facilities District Authority, RB
             1.430%, 06/01/08 (A)                                                         1,600           1,600

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Tax Free Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
     Washington State, Economic
         Development Finance Authority,
         Pioneer Human Services Project, Ser H, RB
             1.060%, 07/02/08 (A)(B)                                                $       115     $       115
     Washington State, Health Care Facilities
         Authority, Grays Harbor Community
         Hospital Project, RB, Radian Insured
             1.200%, 07/01/08 (A)(B)                                                     15,000          15,000
     Washington State, Health Care Facilities
         Authority, Providence Services Project, RB, MBIA
             5.000%, 12/01/08 (D)                                                         1,745           1,764
     Washington State, Housing Finance
         Commission, Panorama City Project, RB
             1.200%, 07/01/08 (A)(B)                                                      1,910           1,910
     Washington State, Housing Finance
         Commission, Pioneer Human Services Project, Ser A, RB
             1.060%, 07/01/08 (A)(B)                                                        200             200
     Washington State, Ser 2263, GO, MBIA
             1.770%, 12/01/08 (A)                                                         4,590           4,590
     Washington State, Ser 2264, GO, MBIA
             1.770%, 12/01/08 (A)                                                         7,335           7,335
                                                                                                    - ----------
                                                                                                         35,509
                                                                                                    -----------
WISCONSIN -- 5.3%
     Antigo, Unified School District, TRAN
             3.600%, 10/30/08                                                             2,000           2,001
     Menomonee Falls, Industrial
         Development Authority, Maysteel Project
             1.740%, 06/05/08 (A)                                                         1,900           1,900
     Milwaukee, Redevelopment Authority,
         Montessori Society School Project, RB
             1.500%, 06/01/08 (A)(B)                                                         85              85
     Wisconsin State, Eclipse Funding Trust,
         Solar Eclipse Project, GO, FSA
             1.630%, 06/05/08 (A)                                                         1,000           1,000
     Wisconsin State, Health & Educational
         Facilities Authority, Aurora Healthcare Project,
         Ser C, RB
             1.100%, 07/01/08 (A)(B)                                                     18,100          18,100
     Wisconsin State, Health & Educational
         Facilities Authority, Blood Center Project, Ser A, RB
             1.480%, 07/01/08 (A)(B)                                                      3,265           3,265
     Wisconsin State, Health & Educational
         Facilities Authority, Concordia University Project, RB
             1.860%, 06/05/08 (A)                                                         3,145           3,145
     Wisconsin State, Health & Educational
         Facilities Authority, Edgewood College Project, RB
             1.130%, 07/01/08 (A)(B)                                                      4,700           4,700
     Wisconsin State, Health & Educational
         Facilities Authority, Mercy Health System Project,
         Ser C, RB
             1.640%, 07/01/08 (A)(B)                                                      4,030           4,030
     Wisconsin State, Health & Educational
         Facilities Authority, Oakwood Project, Ser B, RB
             1.640%, 07/01/08 (A)(B)                                                      2,140           2,140
                                                                                                    -----------
                                                                                                         40,366
                                                                                                    -----------
MULTI-STATE -- 3.2%
     BB&T Municipal Trust, Ser 1007, RB
             1.740%, 06/03/08 (A)(B)                                                      9,800           9,800
     BB&T Municipal Trust, Ser 2031, RB, FSA
             1.650%, 06/05/08 (A)                                                         9,000           9,000
     BB&T Municipal Trust, Ser 2056, RB
             1.650%, 06/07/08 (A)(B)                                                      5,855           5,855
     JP Morgan Chase & I-Putters, Ser 2382P, RB
             1.870%, 06/05/08 (A)                                                            65              65
                                                                                                    -----------
                                                                                                         24,720
                                                                                                    -----------
Total Municipal Bonds
     (Cost $804,722) ($ Thousands)                                                                      804,722
                                                                                                    -----------
Total Investments -- 105.0%
     (Cost $804,722) ($ Thousands)+                                                                 $   804,722
                                                                                                    ===========

      Percentages are based on Net Assets of $766,591 ($ Thousands).

+ For Federal Tax purposes, the Fund's aggregate tax cost is equal to book cost.

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B) Securities are held in connection with a letter of credit issued by a major bank.

(C) Resales of portions of these securities are subject to Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers.

(D)   Security is escrowed to maturity.

BAN -- Bond Anticipation Note

COP -- Certificate of Participation

FGIC -- Financial Guaranty Insurance Company

FNMA -- Federal National Mortgage Association

FSA -- Financial Security Assistance

GO -- General Obligation

MBIA -- Municipal Bond Investors Association

Radian -- Radian Asset Assurance

RB -- Revenue Bond

Ser -- Series

TRAN -- Tax and Revenue Anticipation Note

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Institutional Tax Free Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
MUNICIPAL BONDS -- 100.2%
ALABAMA -- 2.2%
     Indian Springs Village, Educational
         Building Authority, Indian Springs School Project, RB
             1.770%, 06/05/08 (A)(B)                                                $     5,000     $     5,000
     Jefferson County, Public Park &
         Recreation Authority, YMCA Project, RB, FSA
             1.870%, 07/01/08 (A)(B)                                                      4,670           4,670
     Lee County, Industrial Development
         Authority, Lifesouth Community Blood Center Project, RB
             1.650%, 06/04/08 (A)(B)                                                        410             410
     Russellville, Industrial Development
         Board, Clark Pulley Industries Project, RB
             1.740%, 07/01/08 (A)(B)                                                        335             335
     University of Alabama, Ser C, RB, MBIA
             2.350%, 07/01/08 (B)                                                        19,760          19,760
                                                                                                    -----------
                                                                                                         30,175
                                                                                                    -----------
ARIZONA -- 0.6%
     Arizona State, ABN AMRO Munitops Non-Amortized Trust
         Certificates, Ser 2005-49, RB, MBIA
             2.620%, 08/01/08 (B)                                                         6,285           6,285
     Oro Valley, Municipal Property, Canada
         Hills Municipal Water System Project, RB, MBIA
         Pre-Refunded @ 101
             5.375%, 07/01/08 (C)                                                         1,850           1,872
                                                                                                    -----------
                                                                                                          8,157
                                                                                                    -----------
CALIFORNIA -- 0.7%
     California State, Infrastructure &
         Economic Development Bank, RB, AMBAC
             1.600%, 06/05/08 (B)                                                         5,940           5,940
     San Mateo County, Community College
         District, Ser 2175, GO, MBIA
             1.640%, 09/01/08 (B)                                                         1,071           1,071
     Sequoia, Union High School District,
         Ser 2160, GO, FSA
             1.640%, 07/01/08 (B)                                                         2,860           2,860
                                                                                                    -----------
                                                                                                          9,871
                                                                                                    -----------
COLORADO -- 6.9%
     Adams County, Multi-Family Housing
         Authority, Hunters Cove Project, Ser A, RB
             1.500%, 07/15/08 (B)(D)                                                      3,400           3,400
     Adams County, School District No. 50
         Westminster, Ser 2336, GO, MBIA
             1.670%, 06/01/08 (B)                                                        17,035          17,035
     Arvada, Water Authority, RB, FSA
             3.650%, 06/01/08 (B)                                                         1,980           1,980
     Central Platte Valley, Metropolitan District Authority, GO
             3.500%, 12/01/08 (A)(B)                                                      1,650           1,650
     Colorado State, Educational & Cultural
         Facilities Authority, Fountain Valley School
         Project, RB
             1.850%, 06/05/08 (A)(B)                                                        900             900
     Colorado State, Educational & Cultural
         Facilities Authority, Linfield Christian
         School Project, RB
             1.770%, 06/05/08 (A)(B)                                                     24,325          24,325
     Denver City & County, Ser 1167, RB, XLCA
             1.720%, 11/15/08 (B)                                                        15,105          15,105
     Denver City & County, Ser Sub G-2, RB
             1.500%, 07/01/08 (B)                                                        25,000          25,000
     Erie, COP
             1.500%, 07/01/08 (A)(B)                                                      4,290           4,290
     NBC, Metropolitan District Authority, GO
             1.670%, 06/05/08 (A)(B)                                                      1,580           1,580
                                                                                                    -----------
                                                                                                         95,265
                                                                                                    -----------
DISTRICT OF COLUMBIA -- 0.3%
     District of Columbia, Labratory School
         Project, RB
             1.700%, 06/05/08 (A)(B)                                                      1,250           1,250
     District of Columbia, Water & Sewer
         Authority, RB, FSA
             1.630%, 06/05/08 (B)                                                         3,435           3,435
                                                                                                    -----------
                                                                                                          4,685
                                                                                                    -----------
FLORIDA -- 4.2%
     Alachua County, Health Facilities
         Authority, Oak Hammock University
         Project, Ser A, RB
             1.400%, 06/01/08 (A)(B)                                                      2,000           2,000
     Eclipse Funding Trust, Solar Eclipse-
         Palm Beach Project, Ser 2006-0136,
         RB, FSA
             1.620%, 10/01/08 (B)                                                         4,355           4,355
     Florida State, Multi-Family Housing
         Authority, Country Club Project,
         Ser PP, RB
             1.640%, 06/05/08 (B)                                                        16,500          16,500
     Florida State, Multi-Family Housing
         Authority, River Oaks Apartments
         Project, RB
             1.710%, 06/05/08 (B)                                                         1,350           1,350
     Puttable Floating Option Tax-Exempt
         Receipts, RB, MBIA
             1.660%, 06/05/08 (B)                                                        16,830          16,830

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Institutional Tax Free Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
     Sarasota County, Continuing Living
      Retirement Authority, Glenridge
      Palmer Project, RB
       1.100%, 07/01/08 (A)(B)                                                      $     8,300     $     8,300
     South Broward, Hospital District,
      Ser 337, RB, MBIA
       1.620%, 11/01/08 (B)                                                               8,180           8,180
     Volusia County, Industrial Development
      Authority, APCO Project, Ser A, RB
       1.700%, 06/04/08 (A)(B)                                                              920             920
                                                                                                    -----------
                                                                                                         58,435
                                                                                                    -----------
GEORGIA -- 1.2%
     Clayton County, Multi-Family Housing
      Authority, Rivers Edge Development
      Project, RB
       1.650%, 06/05/08 (B)                                                               1,000           1,000
     Fulton County, Development Authority,
      Morehouse School of Medicine
      Project, RB
       1.600%, 06/04/08 (A)(B)                                                            2,000           2,000
     Marietta, Multi-Family Housing Authority,
      Franklin Walk Apartments Project, RB
       1.650%, 06/05/08 (B)                                                               5,140           5,140
     Roswell, Multi-Family Housing Authority,
      Belcourt Project, Ser A, RB
       1.840%, 06/04/08 (A)(B)                                                            9,000           9,000
                                                                                                    -----------
                                                                                                         17,140
                                                                                                    -----------
IDAHO -- 0.1%
     Ammon, Urban Renewal Agency, Tax
      Increment Project, Ser A, TA
       1.820%, 06/05/08 (A)(B)                                                            1,605           1,605
                                                                                                    -----------
ILLINOIS -- 10.1%
     Belleville, Industrial Development
      Authority, Wetterau Project, RB
       1.620%, 06/05/08 (A)(B)                                                            1,250           1,250
     Chicago, Ser 2457, GO, MBIA
       1.770%, 07/01/08 (B)                                                              24,490          24,490
     Deutsche Bank Spears/Lifers Trust, GO,
      FGIC
       1.620%, 06/05/08 (B)                                                              15,670          15,670
       1.620%, 06/07/08 (B)                                                              16,520          16,520
     Deutsche Bank Spears/Lifers Trust, GO,
      FSA
       1.620%, 06/05/08 (B)                                                              10,000          10,000
     Deutsche Bank Spears/Lifers Trust,
      Ser DB-475, GO, FSA
       1.650%, 07/01/08 (B)                                                               5,035           5,035
     DFA Municipal Trust, Ser 2008-26, RB
       1.920%, 07/01/08 (A)(B)                                                           25,000          25,000
     Du Page & Will Counties, Community
      School District No. 204 Indian,
      Ser 2350, GO, FSA-FGIC
       1.670%, 06/30/08 (B)                                                               8,430           8,430
     Du Page County, Community Unit School
      District, GO, FSA
       1.650%, 10/01/08 (B)                                                               2,525           2,525
     Illinois State, Development Financing Authority,
      American Academy Project, RB
       1.850%, 06/05/08 (A)(B)                                                            1,400           1,400
     Illinois State, Development Financing Authority,
      Clearbrook Project, RB
       2.350%, 06/05/08 (A)(B)                                                            2,600           2,600
     Illinois State, Educational Facilities Authority,
      University of Chicago Project, Ser B-1, RB
       3.450%, 07/01/08 (B)                                                               2,775           2,777
     Illinois State, Health Facilities Authority,
      Glenkirk Project, RB
       1.750%, 07/01/08 (A)(B)                                                              700             700
     Illinois State, Health Facilities Authority,
      Memorial Health Systems Project, RB
       1.430%, 06/01/08 (A)(B)                                                            1,000           1,000
     Illinois State, Health Facilities Authority,
      University of Chicago Hospitals Project,
       Ser C, RB, MBIA
       1.250%, 06/05/08 (B)                                                                 400             400
     Illinois State, International Port District
      Revenue, RB
       1.710%, 06/06/08 (A)(B)                                                            4,000           4,000
     Illinois State, Municipal Securities Trust
      Receipts, GO
       1.200%, 08/01/08 (B)                                                                 675             675
     Lake County, Community Consolidated School
      District No. 73, Ser 329, GO, FGIC
       1.620%, 06/05/08 (B)                                                               5,785           5,785
     Lake County, Community High School
      District No. 117
       3.000%, 06/30/08                                                                   5,000           5,000
     Lake County, Community Unit School
      District No. 187-North Chicago
       3.250%, 06/30/08                                                                   5,000           5,002
       Oakbrook Terrace, Industrial Development
      Authority, Oakbrook Terrace Atrium Project, RB
       2.250%, 06/01/08 (A)(B)                                                            2,000           2,000
     Rockford, Wesley Willows Obligation,
      Wesley Willows Project, RB
       1.130%, 07/01/08 (A)(B)                                                              100             100
                                                                                                    -----------
                                                                                                        140,359
                                                                                                    -----------
 INDIANA -- 5.2%
     Crawfordsville, Multi-Family Housing Authority,
      Autumn Woods Phase II
      Project, Ser B, RB
       1.700%, 07/01/08 (A)(B)                                                              965             965

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Institutional Tax Free Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
    East Porter County, School Building
        Authority, Spears Project, Ser DB-145, RB, MBIA
           1.630%, 07/15/08 (B)                                                     $     3,495     $     3,495
    Eclipse Funding Trust, Solar Eclipse-IPS
        Multi-School Building Project, Ser 2007-0026, RB, MBIA
           1.650%, 06/05/08 (A)(B)                                                        1,550           1,550
    Elkhart County, Industrial Development
        Authority, Hubbard Hill Estates Project, RB
           1.640%, 06/06/08 (A)(B)                                                        2,335           2,335
    Greater Clark County, School District, RB
           2.450%, 12/31/08                                                               6,630           6,638
    Indiana State, Development Finance
        Authority, Cathedral High School Project, RB
           1.130%, 07/01/08 (A)(B)                                                        1,590           1,590
    Indiana State, Educational Facilities
        Authority, University of Indianapolis Project, RB
           1.430%, 06/01/08 (A)(B)                                                          150             150
    Indiana State, Finance Authority,
        University of Indianapolis Project, RB
           1.650%, 06/02/08 (A)(B)                                                        2,900           2,900
    Indiana State, Health Facilities Financing
        Authority, Fayette Memorial Hospital Association
        Project, Ser A, RB
           1.430%, 06/01/08 (A)(B)                                                        6,245           6,245
    Indiana State, Health Facility Financing
        Authority, Ascension Health Credit Project, Ser Sub A, RB
           1.400%, 11/01/08 (B)                                                           3,100           3,177
    Indiana State, Health Facility Financing
        Authority, Margaret Mary Community Hospital
        Project, Ser A, RB
           1.100%, 07/01/08 (A)(B)                                                        2,705           2,705
    Indiana State, Health Facility Financing
        Authority, Mary Sherman Hospital Project, RB
           1.640%, 08/01/08 (A)(B)                                                        2,950           2,950
    Indiana State, Municipal Power Agency, RB, MBIA
           1.880%, 07/01/08 (B)                                                           7,250           7,250
    Indiana State, Transportation Finance
        Authority, Highway Restoration Project, RB
           1.500%, 06/01/08 (B)                                                           1,400           1,400
    Indianapolis, Industrial Development
        Authority, Joint & Clutch Service Project, RB
           1.672%, 06/05/08 (A)                                                           1,000           1,000
    Indianapolis, Local Public Improvement
        Bond Bank, Limited Recourse Project, Ser F
           4.000%, 01/12/09                                                               2,500           2,513
    South Bend, Economic Development
        Authority, Stanley Clark School Project, RB
           1.640%, 06/06/08 (A)(B)                                                        1,000           1,000
    Wells Fargo Stage Trust, Ser 28C-3C7, RB
           1.650%, 11/15/08 (B)                                                          19,275          19,275
    Zionsville, Community Schools Building
        Authority, Ser 938, RB, FSA
           1.670%, 07/15/08 (B)                                                           5,445           5,445
                                                                                                    -----------
                                                                                                         72,583
                                                                                                    -----------
IOWA -- 1.4%
    Cerro Gordo County, Private Schools
        Facility, Newman Catholic Schools Systems Project, RB
           1.200%, 07/01/08 (A)(B)                                                        5,750           5,750
    Davenport, Community School District, GO, TAW
           4.250%, 06/30/08                                                               5,000           5,002
    Iowa State, Higher Education Loan
        Authority, Private College Facilities, Des Moines
        Project, RB
           1.430%, 06/01/08 (A)(B)                                                          395             395
    Iowa State, Higher Education Loan
        Authority, Private College Facilities, Des Moines
        Project, RB
           1.430%, 06/01/08 (A)(B)                                                        2,720           2,720
    Iowa State, Higher Education Loan
        Authority, Private College Facilities, Morningside
        College Project, RB
           1.430%, 06/01/08 (A)(B)                                                        2,245           2,245
    Iowa State, Higher Education Loan
        Authority, Private College Facilities, St. Ambrose, RB
           1.100%, 07/01/08 (A)(B)                                                          500             500
    Iowa State, Higher Education Loan
        Authority, Private College Facilities, Wartburg
        Project, RB
           1.130%, 07/01/08 (A)(B)                                                        2,530           2,530
                                                                                                    -----------
                                                                                                         19,142
                                                                                                    -----------
KANSAS -- 3.2%
    Junction City, Ser C, TRAN
           5.000%, 06/01/08                                                               4,000           4,000
    Kansas State, Development Finance
        Authority, Multi-Family Housing, Woodridge Project, RB
           1.640%, 06/05/08 (B)                                                           3,700           3,700
    Kansas State, Development Finance Authority, RB
           1.100%, 07/01/08 (B)                                                             600             600

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Institutional Tax Free Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
   Leavenworth County, GO, FGIC
        1.620%, 06/05/08 (B)                                                        $     7,070     $     7,070
   Merriam, Multi-Family housing Authority,
     Pinegate Apartments Project, RB
        1.720%, 06/05/08 (A)(B)                                                           6,370           6,370
   Mission, Multi-Family Housing Revenue
     Authority, Silverwood Apartment
     Project, RB
        1.710%, 06/15/08 (B)                                                             10,100          10,100
   Wyandotte County, Municipal Temporary
     Notes, Ser V, TRAN
        3.550%, 11/01/08                                                                 13,000          13,000
                                                                                                    -----------
                                                                                                         44,840
                                                                                                    -----------
KENTUCKY -- 1.0%
   Jefferson County, Retirement Home
     Facilities Authority, Nazareth Library
     Project, RB
        1.640%, 06/06/08 (A)(B)                                                             920             920
   Kentucky State, Public Energy Authority,
     Ser A-1, RB
        1.320%, 07/01/08 (B)                                                              9,000           9,000
   Lexington-Fayette Urban County,
     Government Housing Authority,
     Richmond Place Project, RB
        2.250%, 04/01/09 (A)(B)                                                           3,380           3,380
                                                                                                    -----------
                                                                                                         13,300
                                                                                                    -----------
LOUISIANA -- 1.2%
   Louisiana State, Public Facilities
     Authority, St. Martins Episcopal School
     Project, RB
        2.600%, 06/05/08 (A)(B)                                                           1,610           1,610
   St. Tammany Parish, Development
     District, 1077 PPTYS Project, RB
        1.720%, 06/01/08 (A)(B)                                                           2,240           2,240
   St. Tammany Parish, Development
     District, 12/59 PPTYS Project, RB
        1.720%, 07/01/08 (A)(B)                                                           3,310           3,310
   St. Tammany Parish, Development
     District, BCS Development Project, RB
        1.720%, 07/01/08 (A)(B)                                                           3,680           3,680
   St. Tammany Parish, Development
     District, Main Street Holdings, Ser A, RB
        1.650%, 07/01/08 (A)(B)                                                           5,400           5,400
                                                                                                    -----------
                                                                                                         16,240
                                                                                                    -----------
MAINE -- 0.2%
   Maine State, Health & Higher
     Educational Facilities Authority, Piper
     Shores Project, Ser A, RB
     Pre-Refunded @ 100
        7.550%, 01/01/09 (C)                                                              1,000           1,029
   Portland, Industrial Development
     Authority, W.W. Grainger Project
        1.850%, 06/04/08                                                                  1,315           1,315
                                                                                                    -----------
                                                                                                          2,344
                                                                                                    -----------
MARYLAND -- 0.3%
   Frederick, GO
        1.680%, 06/05/08 (A)(B)                                                           1,800           1,800
   Maryland State, Health & Higher
     Educational Facilities Authority, Bank
     of America Project, Ser 108, RB,
     MBIA
        4.000%, 07/01/08 (B)                                                              2,670           2,670
                                                                                                    -----------
                                                                                                          4,470
                                                                                                    -----------
MASSACHUSETTS -- 4.7%
   Massachusetts State, Development
     Finance Agency, Belmont Day School
     Project, RB
        1.600%, 06/05/08 (A)(B)                                                             600             600
   Massachusetts State, Development
     Finance Agency, Boston College High
     School Project, RB
        1.600%, 06/04/08 (A)(B)                                                           5,675           5,675
   Massachusetts State, Development
     Finance Agency, Meadowbrook School
     Issue Project, RB
        1.620%, 06/05/08 (A)(B)                                                             300             300
   Massachusetts State, Development
     Finance Agency, Ser 1336, RB,
     AMBAC
        2.110%, 09/01/08 (B)(D)                                                             750             750
   Massachusetts State, Ser B-19, RB,
     FGIC
        2.930%, 06/04/08 (B)                                                              1,000           1,000
   Massachusetts State, Ser C-27, GO
        1.600%, 08/01/08 (B)(D)                                                           8,000           8,000
   Massachusetts State, Water Resources
     Authority, Ser Sub A, RB
        1.420%, 07/01/08 (B)                                                             42,000          42,000
   Worcester, Regional Transit Authority, RB
        4.000%, 06/27/08                                                                  6,250           6,250
                                                                                                    -----------
                                                                                                         64,575
                                                                                                    -----------
MICHIGAN -- 5.0%
   Brighton, Area School District, TRAN
        3.000%, 03/05/09                                                                  4,400           4,423
   Detroit Michigan, RB
        1.650%, 07/01/08 (B)                                                             17,505          17,505
   Farmington Hills, Hospital Finance
     Authority, Botsford General Hospital
     Project, Ser B, RB, MBIA
        4.250%, 06/01/08 (B)                                                              1,450           1,450
   Michigan State, Building Authority, Ser I, RB
        5.500%, 10/15/08                                                                  3,000           3,029

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Institutional Tax Free Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
   Michigan State, Higher Education
     Facilities Authority, Adrian College
     Project, RB
        1.660%, 06/05/08 (A)(B)                                                     $     4,040     $     4,040
   Michigan State, Hospital Finance
     Authority, Marquette General Hospital
     Project, RB
        2.050%, 06/04/08 (B)                                                              7,000           7,000
   Michigan State, Hospital Finance
     Authority, Ser K, RB, MBIA
        2.000%, 11/15/08 (B)                                                             12,995          12,995
   Michigan State, Job Development
     Authority, Kentwood Residence
     Project, RB
        1.970%, 06/01/08 (A)(B)                                                           3,000           3,000
   Michigan State, Strategic Fund, Hope
     Network Project, RB
        1.640%, 06/06/08 (A)(B)                                                           8,435           8,435
   Michigan State, Strategic Fund, Pilgrim
     Manor Project, RB
        2.350%, 06/05/08 (A)(B)                                                           2,700           2,700
   Northville Township, Economic
     Development Authority, Thrifty
     Northville Project, RB
        1.620%, 08/01/08 (A)(B)                                                           2,000           2,000
   Northwestern Mutual Life Insurance, RB
        7.750%, 06/15/08 (A)(B)                                                              24              24
   Oakland County, Economic Development
     Authority, Corners Shopping Center, RB
        3.530%, 08/01/08 (A)(B)                                                           2,510           2,510
                                                                                                    -----------
                                                                                                         69,111
                                                                                                    -----------
MINNESOTA -- 2.9%
   Arden Hills, Housing & Health Authority,
     Presbyterian Homes Project, Ser A, RB
        1.430%, 06/01/08 (A)(B)                                                           7,659           7,659
   Arden Hills, Housing & Health Authority,
     Presbyterian Homes Project, Ser B, RB
        1.130%, 07/01/08 (A)(B)                                                           2,272           2,272
   Bloomington, Commercial Development
     Authority, ATS II Project, RB
        1.700%, 07/01/08 (A)(B)                                                           1,260           1,260
   Brooklyn, Center Development Authority,
     Brookdale Office Park Partnership, RB
        1.650%, 09/01/08 (A)(B)                                                           1,955           1,955
   Brooklyn, Center Development Authority,
     Brookdale Office Park Project, RB
        1.130%, 07/01/08 (A)(B)                                                           3,600           3,600
   Coon Rapids, Health Center Systems
     Project, RB
        2.100%, 06/04/08 (A)(B)                                                           1,455           1,455
   Lauderdale, Children's Home Society
     Project, RB
        1.500%, 06/01/08 (A)(B)                                                             375             375
   Mankato, Bethany Lutheran College
     Project, Ser B, RB
        1.100%, 07/01/08 (A)(B)                                                             500             500
   Minneapolis & St. Paul, Housing &
     Redevelopment Authority, Allina
     Health System Project, Ser B-2, RB, MBIA
        2.100%, 07/01/08 (B)                                                              2,000           2,000
   Minneapolis & St. Paul, Housing &
     Redevelopment Authority, Minnesota
     Public Radio Project, RB
        1.130%, 07/01/08 (A)(B)                                                             200             200
   Minneapolis, Minnehaha Academy Project, RB
        1.200%, 07/01/08 (A)(B)                                                           3,716           3,716
   Minneapolis, Revenue Authority, People
     Serving People Project, Ser A, RB
        1.130%, 07/01/08 (A)(B)                                                             955             955
   Minnesota State, Agricultural &
     Economic Development Board,
     Essentia Healthcare Facility Project, RB
        1.100%, 07/01/08 (B)                                                             10,000          10,000
   Roseville, Healthcare Facilities Authority,
     Presbyterian Homes Project, RB
        1.130%, 07/01/08 (A)(B)                                                           1,685           1,685
   Roseville, Private School Facilities,
     Northwestern College Project, RB
        1.130%, 07/01/08 (A)(B)                                                           1,165           1,165
   Stillwater, Industrial Development
     Authority, Supervalu Incorporated
     Project, RB
        1.550%, 07/01/08 (A)(B)                                                           1,410           1,410
                                                                                                    -----------
                                                                                                         40,207
                                                                                                    -----------
MISSISSIPPI -- 0.5%
   Prentiss County, Industrial Development
     Authority, Eastern Heidelberg Project,
     Ser A, RB
        2.250%, 06/01/08 (A)(B)                                                           2,500           2,500
   University of Mississippi, Educational
     Building Authority, University Facilities
     Construction Project, Ser B-2, RB, FSA
        1.650%, 07/01/08 (B)                                                              4,075           4,075
                                                                                                    -----------
                                                                                                          6,575
                                                                                                    -----------
MISSOURI -- 2.6%
   Berkeley, Industrial Development
     Authority, Wetterau Project, RB
        1.620%, 06/05/08 (A)(B)                                                           3,900           3,900

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Institutional Tax Free Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
   Chesterfield, Industrial Development
     Authority, Gateway Academy Project, RB
        1.130%, 07/01/08 (A)(B)                                                   $         300     $       300
   Clayton, Industrial Development
     Authority, Bailey Court Project, RB
        1.770%, 06/05/08 (A)(B)                                                           3,500           3,500
   Missouri State, Development Finance
     Board , Association Municipal Utilities
     Lease Project, RB
        1.100%, 07/01/08 (A)(B)                                                           2,715           2,715
   Missouri State, Health & Educational
     Facilities Authority, Bethesda Health
     Group Project, Ser A, RB
        1.100%, 07/01/08 (A)(B)                                                           5,040           5,040
   Missouri State, Health & Educational
     Facilities Authority, Christian Brothers
     Project, Ser A, RB
        1.130%, 07/01/08 (A)(B)                                                             700             700
   Missouri State, Health & Educational
     Facilities Authority, De Smet Jesuit
     High School Project, RB
        1.130%, 07/01/08 (A)(B)                                                             200             200
   Missouri State, Health & Educational
     Facilities Authority, Drury University
     Project, RB
        1.130%, 06/15/08 (A)(B)                                                           3,000           3,000
   Missouri State, Health & Educational
     Facilities Authority, Kansas City Art
     Institute, RB
        1.130%, 07/01/08 (A)(B)                                                           4,200           4,200
   Missouri State, Health & Educational
     Facilities Authority, Rockhurst
     University Project, RB
        1.100%, 07/01/08 (A)(B)                                                           1,600           1,600
   Missouri State, Health & Educational
     Facilities Authority, St. Joseph-St. Pius
     Project, Ser A, RB
        1.650%, 07/01/08 (A)(B)                                                           1,880           1,880
   Missouri State, Health & Educational
     Facilities Authority, St. Louis University
     Project, RB
        1.130%, 07/01/08 (B)                                                              1,235           1,235
   Missouri State, Health & Educational
     Facilities Authority, St. Louis University
     Project, Ser A, RB
        1.130%, 07/01/08 (B)                                                                970             970
   St. Charles County, Industrial
     Development Authority, Sun River
     Village Project, RB
        1.680%, 06/05/08 (A)(B)                                                           6,000           6,000
   St. Louis County, Industrial Development
     Authority, Schnuck Markets Kirkwood
     Project, RB
        1.700%, 09/01/08 (A)(B)                                                           1,300           1,300
                                                                                                    -----------
                                                                                                         36,540
                                                                                                    -----------
MONTANA -- 0.3%
   Helena, Higher Education Authority,
     Carroll College Campus Housing
     Project, RB
        1.130%, 07/01/08 (A)(B)                                                           3,630           3,630
                                                                                                    -----------
NEW HAMPSHIRE -- 3.0%
   Cheshire County, TRAN
        2.500%, 12/31/08                                                                  3,600           3,604
   Merrimack County, TRAN
        2.750%, 12/30/08                                                                  5,700           5,719
   New Hampshire State, Business Finance
     Authority, Student Conservation
     Association, RB
        1.650%, 06/05/08 (A)(B)                                                           2,600           2,600
   New Hampshire State, Business Finance
     Authority, Taylor Home Project, Ser A, RB
        1.670%, 06/05/08 (A)(B)                                                           5,525           5,525
   New Hampshire State, Business Finance
     Authority, Taylor Home Project, Ser B, RB
        1.650%, 06/05/08 (A)(B)                                                           4,900           4,900
   New Hampshire State, Health &
     Education Facilities Authority, Eliot
     Hospital Project, Ser E, RB
        2.750%, 01/15/09                                                                 16,000          16,049
   New Hampshire State, Health &
     Education Facilities Authority,
     Seacoast Hospice Project, RB
        1.650%, 06/05/08 (A)(B)                                                           3,100           3,100
                                                                                                    -----------
                                                                                                         41,497
                                                                                                    -----------
NEW JERSEY -- 0.8%
   Hamilton Township, TRAN
        3.500%, 10/24/08                                                                 11,300          11,331
                                                                                                    -----------
NEW MEXICO -- 0.9%
   Albuquerque, Metropolitan
     Redevelopment Authority, Springer
     Square Project, RB
        2.130%, 06/05/08 (A)(B)                                                           3,000           3,000
   Farmington, Pollution Control Authority,
     Arizona Public Services Project, Ser A, RB
        1.100%, 07/01/08 (A)(B)                                                           2,600           2,600

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Institutional Tax Free Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
   New Mexico State, ABN Amro Munitops,
     New Mexico Project, Ser 2005-42,
     RB, AMBAC
        1.720%, 12/01/08 (B)                                                        $     7,495     $     7,495
                                                                                                    -----------
                                                                                                         13,095
                                                                                                    -----------
NEW YORK -- 3.1%
   Liberty, Industrial Development
     Authority, RB
        1.590%, 06/05/08 (B)                                                              4,040           4,040
   Long Island, Power Authority, RB, MBIA
        1.970%, 11/01/08 (B)                                                             17,500          17,500
   New York State, Dormitory Authority,
     Ser G, RB, FGIC
        1.500%, 11/15/08 (B)                                                             21,320          21,320
                                                                                                    -----------
                                                                                                         42,860
                                                                                                    -----------
NORTH CAROLINA -- 0.9%
   Eclipse Funding Trust, Solar Eclipse-Union
     Project, Ser 2006-0155, COP, AMBAC
       1.650%, 12/01/08 (A)(B)                                                            3,190           3,190
   North Carolina State, Capital Facilities
     Financing Agency, High Point
     University Project, RB
        1.650%, 06/05/08 (A)(B)                                                           2,345           2,345
   North Carolina State, Capital Facilities
     Financing Agency, The Mental Health
     Association Project, RB
        1.650%, 06/05/08 (A)(B)                                                           2,275           2,275
   North Carolina State, Medical Care
     Commission, Lutheran Retirement
     Project, RB
        1.600%, 06/05/08 (A)(B)                                                           4,800           4,800
                                                                                                    -----------
                                                                                                         12,610
                                                                                                    -----------
NORTH DAKOTA -- 0.2%
   North Dakota, Rural Water Financing
     Authority, Public Construction Project,
     Ser A-2, RB
        2.625%, 06/01/08 (B)                                                              3,400           3,400
                                                                                                    -----------
OHIO -- 5.1%
   Cincinnati, Economic Development
     Authority, Baldwin 300 Project, TRAN
        3.050%, 07/10/08                                                                  4,400           4,400
   Greene, Infastructure Project, TRAN
        4.100%, 11/18/08                                                                  6,000           6,019
   Hamilton County, Healthcare Authority,
     Sisters of Charity Senior Care Center
     Project, RB
        1.650%, 06/05/08 (A)(B)                                                           3,675           3,675
   Monroe, TRAN
        3.250%, 03/12/09                                                                  3,500           3,513
   Ohio State, Air Quality Development
     Authority, First Energy Project, Ser A, RB
        1.630%, 06/04/08 (A)(B)                                                          12,000          12,000
   Ohio State, American Municipal Power
     Authority, Bowling Green Project
        3.500%, 11/25/08                                                                  1,858           1,858
   Ohio State, American Municipal Power
     Authority, Hubbard Project, RB
        3.700%, 09/25/08                                                                    708             708
   Ohio State, American Municipal Power
     Authority, Prairie Street Project, RB
        3.500%, 04/01/09                                                                 27,000          27,197
   Ohio State, American Municipal Power
     Authority, RB
        3.500%, 10/30/08                                                                  2,284           2,284
   Perrysburg, TRAN
        4.000%, 11/06/08                                                                  2,753           2,758
   Stark County, Healthcare Facilities
     Authority, Canton Christian Home
     Project, RB
        4.000%, 09/15/08 (A)(B)                                                           2,365           2,365
   Stark County, Healthcare Facilities
     Authority, Canton Christian Home
     Project, RB
        3.500%, 09/01/08 (A)(B)                                                           1,915           1,915
   Stark County, Ser 2007-2, TRAN
        3.900%, 09/24/08                                                                  1,465           1,466
   Warrensville Heights
        2.600%, 02/05/09                                                                  1,142           1,144
                                                                                                    -----------
                                                                                                         71,302
                                                                                                    -----------
OKLAHOMA -- 0.5%
   Oklahoma State, Water Resource Board, RB
        2.250%, 09/01/08 (B)                                                              6,480           6,480
                                                                                                    -----------
OREGON -- 2.4%
   Linn County, School District # 9,
     Ser 1059, GO
        1.820%, 06/15/08 (B)                                                              2,995           2,995
   Multnomah County, Higher Education
     Authority, Concordia University
     Portland Project, RB
        1.200%, 07/01/08 (A)(B)                                                           4,660           4,660
   Oregon State, Health, Housing,
     Educational & Cultural Authority, Saint
     Vincent De Paul Project, Ser A, RB
        1.740%, 06/05/08 (A)(B)                                                           1,600           1,600
   Yamhill County, Hospital Authority,
     Friendsview Community Project, RB
        1.100%, 07/01/08 (A)(B)                                                          23,620          23,620
                                                                                                    -----------
                                                                                                         32,875
                                                                                                    -----------

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Institutional Tax Free Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
PENNSYLVANIA -- 1.0%
   Allegheny County, Industrial
     Development Authority, Sacred Heart
     High School Project, RB
        1.660%, 07/01/08 (A)(B)                                                     $     1,200     $     1,200
   Lawrence County, Industrial
     Development Authority, Vulla Maria
     Project, RB
        1.700%, 07/03/08 (A)(B)                                                           1,200           1,200
   Moon Township, Industrial Development
     Authority, YMCA Greater Pittsburgh
     Project, RB
        1.620%, 06/05/08 (A)(B)                                                             500             500
   Mount Lebanon, School District, Ser B-19, GO, MBIA
        2.000%, 08/15/08 (B)                                                              2,400           2,400
   Pennsylvania State, Higher Educational
     Facilties Authority, Association of
     Independent Colleges Project, Ser I-5, RB
        1.660%, 07/01/08 (A)(B)                                                           4,000           4,000
   Philadelphia, Hospitals & Higher
     Education Facilities Authority,
     Philadelphia School Project, Ser A-3, RB
        1.650%, 07/01/08 (A)(B)                                                             905             905
   Philadelphia, Industrial Development
     Authority, School for the Deaf Project, RB
        1.670%, 07/01/08 (A)(B)                                                           1,000           1,000
   West Cornwall Township, Municipal
     Authority, Senior Living Facility -
     Lebanon Valley, RB
        1.640%, 07/01/08 (A)(B)                                                           2,175           2,175
                                                                                                    -----------
                                                                                                         13,380
                                                                                                    -----------
PUERTO RICO -- 0.4%
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser D, RB, FSA
        1.620%, 07/01/08 (B)                                                              5,500           5,500
                                                                                                    -----------
SOUTH CAROLINA -- 1.1%
   Greenville County, School District,
     Ser 982, RB
     Pre-Refunded @ 101
        1.670%, 12/01/08 (B)(C)                                                             195             195
   South Carolina State, Macon Trust,
     Various Certificates, Bank of America
     Project, Ser 2007-303, RB
        1.660%, 06/05/08 (A)(B)                                                           5,585           5,585
   South Carolina State, Ser 5, GO
        1.600%, 10/01/08 (B)                                                              4,385           4,385
   Western Carolina, Regional Sewer
     Authority, Ser R-11123, RB, FSA
        1.650%, 09/01/08 (B)                                                              4,770           4,770
                                                                                                    -----------
                                                                                                         14,935
                                                                                                    -----------
SOUTH DAKOTA -- 0.3%
   South Dakota State, Health &
     Educational Facilities Authority, Rapid
     City Regional Hospital Project, RB,
     MBIA
        4.250%, 07/01/08 (B)                                                              4,600           4,600
                                                                                                    -----------
TENNESSEE -- 2.9%
   Clarksville, Public Building Authority,
     Murffreesboro Project, RB
        1.600%, 06/05/08 (A)(B)                                                           3,110           3,110
   Shelby County, Health, Educational &
     Housing Facilities Board, St. Peter
     Villa Project, RB
        1.670%, 07/01/08 (A)(B)                                                           2,330           2,330
   Tennessee State, Energy Acquisition
     Authority, Ser 598, RB
        1.600%, 09/01/08 (B)                                                              9,000           9,000
   Tennessee State, Municipal Energy
     Acquisition Authority, Ser 1578, RB
        1.670%, 08/01/08 (B)                                                               25,370        25,370
                                                                                                    -----------
                                                                                                         39,810
                                                                                                    -----------
TEXAS -- 10.0%
   Brazos Harbor, Industrial Development
     Authority, BAFS Corporation Project, RB
        2.000%, 07/01/08 (B)                                                              6,000           6,000
   Comal, Independent School District, GO
        1.710%, 08/01/08 (B)                                                              1,000           1,000
   Deutsche Bank Spears/Lifers Trust, RB
        1.630%, 06/05/08 (B)                                                             19,425          19,425
   DFA Municipal Trust, Ser 2008-06, RB
        1.920%, 07/01/08 (A)(B)                                                           8,000           8,000
   Eclipse Funding Trust, Solar Eclipse-El
     Paso Project, Ser 2006-0071, GO,
     MBIA
        1.640%, 08/15/08 (A)(B)                                                           3,945           3,945
   El Paso, Water & Sewer Authority, RB,
     MBIA
        1.680%, 09/01/08 (B)                                                              6,105           6,105
   Harris County, Health Facilities
     Development Authority, Ser 1018, RB
        1.670%, 06/05/08 (B)                                                              4,510           4,510
   Harris County, Hospital District, RB,
     MBIA
        1.880%, 08/15/08 (B)                                                             21,075          21,075
   Houston, Utilities System Revenue
     Authority, Ser B-17, RB, MBIA
        2.430%, 06/04/08 (B)                                                             29,150          29,150

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Institutional Tax Free Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
   Texas State, Municipal Gas Acquisition &
     Supply I, Ser 2129, RB
        1.790%, 06/15/08 (B)                                                        $    17,000     $    17,000
   Texas State, Municipal Gas Acquisition &
     Supply I, Ser 2132, RB
        1.790%, 06/15/08 (B)                                                             20,000          20,000
   Texas State, University Systems
     Financing Revenue, Ser 3476, RB, FSA
        1.630%, 06/05/08 (B)                                                              2,995           2,995
                                                                                                    -----------
                                                                                                        139,205
                                                                                                    -----------
UTAH -- 1.0%
   Lehi, Electric Utilities Authority, RB, FSA
        1.650%, 06/04/08 (B)                                                              2,800           2,800
   Riverton, Hospital Authority, Ser 1762, RB
        1.670%, 11/15/08 (B)                                                              8,000           8,000
   Salt Lake, Valley Fire Service
        3.750%, 12/30/08                                                                  2,800           2,812
                                                                                                    -----------
                                                                                                         13,612
                                                                                                    -----------
VERMONT -- 1.4%
   Vermont State, Educational & Health
     Buildings Financing Agency, Capital
     Asset Financing Project, Ser 1, RB
        1.750%, 06/05/08 (A)(B)                                                           2,485           2,485
   Vermont State, Educational & Health
     Buildings Financing Agency, Copley
     Hospital Project, Ser A, RB
        1.650%, 06/05/08 (A)(B)                                                           3,960           3,960
   Vermont State, Educational & Health
     Buildings Financing Agency, Porter
     Hospital Project, Ser A, RB
        1.670%, 06/05/08 (A)(B)                                                           4,915           4,915
   Vermont State, Educational & Health
     Buildings Financing Agency,
     Springfield Project, Ser A, RB
        1.670%, 06/05/08 (A)(B)                                                           7,975           7,975
                                                                                                    -----------
                                                                                                         19,335
                                                                                                    -----------
VIRGINIA -- 0.0%
   Virginia State, Public Building Authority,
     Ser 131, RB, MBIA
        1.670%, 08/01/08 (B)                                                                585             585
                                                                                                    -----------
WASHINGTON -- 3.6%
   ABN Amro Munitops Certificate Trust,
     Ser 2005-28, RB, MBIA
        2.620%, 06/05/08 (B)                                                              6,000           6,000
   Clark County, Public Utility District,
     Municipal Securities Trust Receipts,
     Ser SGA 118, RB, FSA
        1.200%, 07/01/08 (B)                                                              1,700           1,700
   Everett, Public Facilities District
     Authority, RB
        1.430%, 06/01/08 (B)                                                              3,115           3,115
   Northwest Washington, Electrical
     Revenue Authority, Ser 2186, RB, FSA
        1.630%, 06/05/08 (B)                                                              3,510           3,510
   Northwest Washington, Electrical
     Revenue Authority, Ser C, RB, FSA
        1.660%, 07/01/08 (B)                                                              5,134           5,134
   Seattle, Water Systems Authority,
     Ser 2170, RB, FSA
        1.670%, 08/01/08 (B)                                                              2,530           2,530
   Washington State, Health Care Facilities
     Authority, Catholic Health Project,
     Ser A-1, RB, FSA
        1.480%, 07/01/08 (B)                                                             10,900          10,900
   Washington State, Housing Finance
     Commission, Annie Wright School
     Project, RB
        1.100%, 07/01/08 (A)(B)                                                             300             300
   Washington State, Housing Finance
     Commission, Christa Project, Ser B, RB
        1.650%, 07/01/08 (A)(B)                                                           1,265           1,265
   Washington State, Housing Finance
     Commission, Eastside Catholic School,
     Ser A, RB
        1.660%, 06/05/08 (A)(B)                                                           6,200           6,200
   Washington State, Housing Finance
     Commission, Panorama City Project, RB
        1.200%, 07/01/08 (A)(B)                                                           2,995           2,995
   Washington State, Housing Finance
     Commission, Pioneer Human Services
     Program, RB
        1.620%, 07/01/08 (A)(B)                                                             255             255
   Washington State, Seattle Municipal
     Light & Power Revenue Authority,
     Ser SGA 96, RB, MBIA
        1.200%, 10/01/08 (B)                                                                200             200
   Washington State, Ser G, GO, FGIC
        1.660%, 07/01/08 (B)                                                              5,170           5,170
                                                                                                    -----------
                                                                                                         49,274
                                                                                                    -----------
WEST VIRGINIA -- 1.2%
   Charleston, Building Commission
     Parking Facilities Authority, Charleston
     Town Center Parking Project, Ser A, RB
        1.740%, 06/05/08 (A)(B)                                                           8,015           8,015
   Parkersburg, Industrial Development
     Aurhority, B-H Associates Project
        2.020%, 06/05/08                                                                  3,500           3,500
   Putnam County, Industrial Development
     Authority, FMC Project, Ser 1981, RB
        1.800%, 06/01/08 (A)(B)                                                           5,300           5,300
                                                                                                    -----------
                                                                                                         16,815
                                                                                                    -----------

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Institutional Tax Free Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
WISCONSIN -- 4.7%
   Menomonee Falls, Industrial
     Development Authority, Maysteel
     Project
        1.740%, 06/05/08 (B)                                                        $     3,000     $     3,000
   Milwaukee, Redevelopment Authority,
     Montessori Society School Project, RB
        1.500%, 06/01/08 (A)(B)                                                           1,365           1,365
   Wisconsin State, Health & Educational
     Facilities Authority, Alverno College
     Project, RB
        1.130%, 07/01/08 (A)(B)                                                           3,200           3,200
   Wisconsin State, Health & Educational
     Facilities Authority, Gundersen
     Lutheran Project, Ser B, RB, FSA
        1.130%, 07/01/08 (B)                                                              2,000           2,000
   Wisconsin State, Health & Educational
     Facilities Authority, Hospice Care
     Holdings Inc. Project, RB
        1.670%, 06/05/08 (A)(B)                                                             500             500
   Wisconsin State, Health & Educational
     Facilities Authority, Lutheran College
     Project, RB
        1.100%, 07/01/08 (A)(B)                                                             300             300
   Wisconsin State, Health & Educational
     Facilities Authority, Madison Family
     Medicine Project, RB
        2.350%, 06/05/08 (A)(B)                                                           4,255           4,255
   Wisconsin State, Health & Educational
     Facilities Authority, Mercy Health
     System Project, Ser C, RB
        1.640%, 07/01/08 (A)(B)                                                           2,095           2,095
   Wisconsin State, Health & Educational
     Facilities Authority, Meriter Hospital
     Project, RB
        1.130%, 07/01/08 (A)(B)                                                           3,050           3,050
   Wisconsin State, Health & Educational
     Facilities Authority, National Regency
     New Berlin Project, RB
        1.130%, 07/01/08 (A)(B)                                                           4,700           4,700
   Wisconsin State, Health & Educational
     Facilities Authority, Oakwood Project,
     Ser B, RB
        1.640%, 07/01/08 (A)(B)                                                             765             765
   Wisconsin State, Health & Educational
     Facilities Authority, Reedsburg Area
     Medical Center Project, RB
        1.130%, 07/01/08 (A)(B)                                                          19,775          19,775
   Wisconsin State, Health & Educational
     Facilities Authority, Riverview Hospital
     Association Project, RB
        1.130%, 07/01/08 (A)(B)                                                           2,000           2,000
   Wisconsin State, Health & Educational
     Facilities Authority, Whefa Beloit
     Project, RB, XLCA
        1.150%, 07/01/08 (A)(B)                                                          18,700          18,700
                                                                                                    -----------
                                                                                                         65,705
                                                                                                    -----------
MULTI-STATE -- 0.9%
   BB&T Municipal Trust, Ser 2031, RB, FSA
        1.650%, 06/05/08 (B)                                                              1,700           1,700
   BB&T Municipal Trust, Ser 2033, COP
        1.640%, 08/01/08 (B)                                                             10,430          10,430
   JP Morgan Chase & I-Putters,
     Ser 2382P, RB
        1.870%, 06/05/08 (B)                                                                 60              60
                                                                                                    -----------
                                                                                                         12,190
                                                                                                    -----------
Total Municipal Bonds
   (Cost $1,389,645) ($ Thousands)                                                                    1,389,645
                                                                                                    -----------
Total Investments -- 100.2%
   (Cost $1,389,645) ($ Thousands)+                                                                 $ 1,389,645
                                                                                                    ===========

      Percentages are based on Net Assets of $1,387,234 ($ Thousands).

+ For Federal Tax purposes, the Fund's aggregate tax cost is equal to book cost.

(A) Securities are held in connection with a letter of credit issued by a major bank.

(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C) Pre-Refunded Securities - The maturity date shown is the pre-refunded date.

(D) Resales of portions of these securities are subject to Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers.

AMBAC -- American Municipal Bond Assurance Corporation

COP -- Certificate of Participation

FGIC -- Financial Guaranty Insurance Company

FSA -- Financial Security Assistance

GO -- General Obligation

MBIA -- Municipal Bond Investors Association

RB -- Revenue Bond

Ser -- Series

TA -- Tax Allocation

TAW -- Tax Anticipation Warrant

TRAN -- Tax and Revenue Anticipation Note

XLCA -- XL Capital Assurance

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Massachusetts Tax Free Money Market Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
MUNICIPAL BONDS -- 103.7%
MASSACHUSETTS -- 96.6%
   Berkshire, Regional Transit Authority, RB
        4.500%, 09/12/08                                                            $     2,000     $     2,003
   Cape Cod, Regional Transportation
     Authority, RB
        4.000%, 07/31/08                                                                  3,000           3,000
   Clinton, TRAN
        3.900%, 06/13/08                                                                    922             922
   Greater Attleboro, RB
        4.000%, 08/22/08                                                                  2,300           2,301
   Haverhill, TRAN
        3.750%, 11/07/08                                                                  3,092           3,096
   Massachusetts Bay, Transportation
     Authority, ROC
        1.590%, 07/01/08 (A)                                                              2,500           2,500
   Massachusetts Bay, Transportation
     Authority, Ser B, RB
     Pre-Refunded @ 101
        5.125%, 03/01/09 (B)                                                              1,255           1,296
   Massachusetts Bay, Transportation
     Authority, Ser SGA 123, Special
     Assessment
        1.480%, 07/01/08 (A)                                                              1,000           1,000
   Massachusetts State, Central Artery
     Project, Ser A, GO
        1.000%, 07/01/08 (A)                                                              2,200           2,200
   Massachusetts State, Central Artery
     Project, Ser B, GO
        1.000%, 07/01/08 (A)                                                                800             800
   Massachusetts State, Development
     Finance Agency, Assumption College
     Project, Ser A, RB
        1.600%, 06/04/08 (A)(C)                                                           6,310           6,310
   Massachusetts State, Development
     Finance Agency, Bartlett School
     Project, RB
        1.630%, 06/05/08 (A)(C)                                                           1,275           1,275
   Massachusetts State, Development
     Finance Agency, Belmont Day School
     Project, RB
        1.600%, 06/05/08 (A)(C)                                                           6,220           6,220
   Massachusetts State, Development
     Finance Agency, Boston College High
     School Project, RB
        1.600%, 06/04/08 (A)(C)                                                           1,325           1,325
   Massachusetts State, Development
     Finance Agency, Briarwood Retirement
     Project, Ser A, RB
        1.570%, 07/01/08 (A)(C)                                                           6,900           6,900
   Massachusetts State, Development
     Finance Agency, Bridgewell Project,
     Ser A, RB
        1.690%, 06/05/08 (A)(C)                                                           3,000           3,000
   Massachusetts State, Development
     Finance Agency, Brooks School Issue,
     Ser A, RB, MBIA
        3.320%, 06/05/08 (A)                                                              2,295           2,295
   Massachusetts State, Development
     Finance Agency, Dana Hall School
     Project, RB
        1.640%, 06/05/08 (A)(C)                                                           4,800           4,800
   Massachusetts State, Development
     Finance Agency, Draper Laboratory
     Project, RB, MBIA
        1.650%, 07/01/08 (A)                                                              5,000           5,000
   Massachusetts State, Development
     Finance Agency, Elderhostel Inc.
     Project, RB
        1.650%, 06/05/08 (A)(C)                                                           2,845           2,845
   Massachusetts State, Development
     Finance Agency, Exploration School, RB
        1.640%, 06/05/08 (A)(C)                                                           2,750           2,750
   Massachusetts State, Development
     Finance Agency, ISO New England
     Project, RB
        1.690%, 08/07/08 (A)(C)                                                           2,800           2,800
   Massachusetts State, Development
     Finance Agency, Jewish Geriatric
     Services Project, RB
        1.370%, 07/01/08 (A)(C)                                                           8,145           8,145
   Massachusetts State, Development
     Finance Agency, Marine Biological Lab
     Project, RB
        1.600%, 06/05/08 (A)(C)                                                           5,500           5,500
   Massachusetts State, Development
     Finance Agency, Marino Foundation
     Project, RB
        1.550%, 07/01/08 (A)(C)                                                           1,700           1,700
   Massachusetts State, Development
     Finance Agency, Scandinavian Living
     Center Project, RB
        1.590%, 06/05/08 (A)(C)                                                           2,700           2,700
   Massachusetts State, Development
     Finance Agency, Ser 1336, RB,
     AMBAC
        2.110%, 09/01/08 (A)(D)                                                           2,700           2,700
   Massachusetts State, Development
     Finance Agency, The Rivers School
     Project, RB
        1.630%, 06/05/08 (A)(C)                                                           3,000           3,000
   Massachusetts State, Development
     Finance Agency, Walnut Hill School
     District, RB
        1.600%, 06/04/08 (A)(C)                                                           2,745           2,745

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Massachusetts Tax Free Money Market Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
   Massachusetts State, Development
     Finance Agency, Walnut Hill School
     Project, RB
        1.600%, 06/04/08 (A)(C)                                                     $     3,500     $     3,500
   Massachusetts State, Health &
     Educational Facilities Authority, CIL
     Realty Project, RB
        1.440%, 07/01/08 (A)(C)                                                           2,000           2,000
   Massachusetts State, Health &
     Educational Facilities Authority, Dana-
     Farber Cancer Institute Project, Ser L-1, RB
        1.500%, 06/02/08 (A)(C)                                                           5,000           5,000
   Massachusetts State, Health &
     Educational Facilities Authority, Essex
     Museum Project, RB
        1.500%, 07/01/08 (A)(C)                                                           4,000           4,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     Falmouth Assited Living Project, Ser A, RB
        1.700%, 06/05/08 (A)(C)                                                           3,100           3,100
   Massachusetts State, Health &
     Educational Facilities Authority,
     Hillcrest Extended Care Project, Ser A, RB
        1.400%, 07/01/08 (A)(C)                                                           3,000           3,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     Partners Healthcare Systems Project,
     Ser D-6, RB
        0.950%, 07/01/08 (A)                                                              3,000           3,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     Ser 2405, RB, FGIC
        1.720%, 07/01/08 (A)                                                              6,500           6,500
   Massachusetts State, Health &
     Educational Facilities Authority, Ser N, RB
        1.100%, 07/01/08 (A)(C)                                                           2,000           2,000
   Massachusetts State, Health &
     Educational Facilities Authority, Sherrill
     House Project, Ser A-1, RB
        1.570%, 07/01/08 (A)(C)                                                           3,200           3,200
   Massachusetts State, Health &
     Educational Facilities Authority, The
     Boston Home Project, Ser B, RB
        1.600%, 06/05/08 (A)(C)                                                           1,500           1,500
   Massachusetts State, Health &
     Educational Facilities Authority,
     Wellesley College Project, Ser I, RB
        1.400%, 06/05/08 (A)                                                              3,000           3,000
   Massachusetts State, Housing Finance
     Agency, Ser 2004-1055, RB
        1.610%, 12/01/08 (A)                                                              1,795           1,795
   Massachusetts State, Housing Finance
     Agency, Ser F, RB, FSA
        1.400%, 07/01/08 (A)                                                              5,000           5,000
   Massachusetts State, Industrial Finance
     Agency, Goddard House Project,
     Ser 1995, RB
        1.670%, 07/01/08 (A)(C)                                                           1,720           1,720
   Massachusetts State, Industrial Finance
     Agency, Governor Dummer Academy
     Project, RB
        1.600%, 06/05/08 (A)(C)                                                             250             250
   Massachusetts State, Ser 10159, RB,
     FGIC
        1.720%, 07/01/08 (A)                                                              3,880           3,880
   Massachusetts State, Ser 1290, GO, FSA
        1.620%, 06/05/08 (A)                                                              2,500           2,500
   Massachusetts State, Ser 449, GO,
     AMBAC
        1.870%, 08/01/08 (A)(D)                                                           1,370           1,370
   Massachusetts State, Ser B-19, RB, FGIC
        2.930%, 06/04/08 (A)                                                             11,840          11,840
   Massachusetts State, Ser B-30, GO
        1.600%, 09/01/08 (A)                                                              3,970           3,970
   Massachusetts State, Water Resources
     Authority, Ser F, RB
        1.600%, 07/01/08 (A)                                                              5,000           5,000
   Nantucket, Regional Transit Authority,
     TRAN
        4.250%, 06/27/08                                                                  1,450           1,451
   Worcester, GO, FSA
        5.000%, 11/01/08                                                                  1,500           1,515
                                                                                                    -----------
                                                                                                        171,219
                                                                                                    -----------
PUERTO RICO -- 7.1%
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser DCL, RB, FSA
        1.620%, 07/01/08 (A)                                                              5,950           5,950
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser D, RB, FSA
        1.620%, 07/01/08 (A)                                                              2,900           2,900
   Puerto Rico Commonwealth, Sales Tax
     Financing, Ser 2019, RB
        1.680%, 08/01/08 (A)                                                              3,700           3,700
                                                                                                    -----------
                                                                                                         12,550
                                                                                                    -----------
Total Municipal Bonds
   (Cost $183,769) ($ Thousands)                                                                        183,769
                                                                                                    -----------
Total Investments -- 103.7%
   (Cost $183,769) ($ Thousands)+                                                                   $   183,769
                                                                                                    ===========

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Massachusetts Tax Free Money Market Fund
May 31, 2008

      Percentages are based on Net Assets of $177,280 ($ Thousands).

+ For Federal Tax purposes, the Fund's aggregate tax cost is equal to book cost.

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B) Pre-Refunded Securities - The maturity date shown is the pre-refunded date.

(C) Securities are held in connection with a letter of credit issued by a major bank.

(D) Resales of portions of these securities are subject to Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers.

AMBAC -- American Municipal Bond Assurance Corporation

FGIC -- Financial Guaranty Insurance Company

FSA -- Financial Security Assistance GO--General Obligation

MBIA -- Municipal Bond Investors Association

RB -- Revenue Bond

ROC -- Renewable Obligation Certificate

Ser -- Series

TRAN -- Tax and Revenue Anticipation Note

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Intermediate - Term Municipal Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
MUNICIPAL BONDS -- 98.8%
ALABAMA -- 0.8%
   Jefferson County, Public Building
     Authority, RB, AMBAC
        5.000%, 04/01/14                                                            $     2,000     $     1,997
   Mobile Industrial Development Board,
     Barry Power Company Project, RB
        4.875%, 06/01/08 (A)                                                              3,500           3,560
   Montgomery, BMC Special Care
     Facilities, Baptist Health Project,
     Ser A-2, RB, MBIA
        5.000%, 11/15/13 (B)                                                              3,000           3,260
                                                                                                    -----------
                                                                                                          8,817
                                                                                                    -----------
ALASKA -- 1.1%
   Alaska State, Energy & Power Authority,
     Bradley Lake Project, Ser 4, RB, FSA
        6.000%, 07/01/14                                                                  2,920           3,308
   Alaska State, Housing Finance Authority,
     Ser A-1, RB
     Callable 06/01/09 @ 100
        6.000%, 06/01/15                                                                  1,940           1,976
   Alaska State, Housing Finance Authority,
     Ser B, RB, MBIA
     Callable 06/01/15 @ 100
        5.000%, 12/01/20                                                                  5,000           5,237
   Alaska State, International Airports,
     Ser A, AMT, RB, MBIA
        5.000%, 10/01/12                                                                  2,000           2,055
                                                                                                    -----------
                                                                                                         12,576
                                                                                                    -----------
ARIZONA--3.7%
   Arizona State, Agricultural Improvement
     & Power Authority, Salt River Project,
     Ser B, RB
     Callable 01/01/13 @ 100
        5.000%, 01/01/25                                                                  4,000           4,117
   Arizona State, Health Facilities Authority,
     Banner Health Project, Ser A, RB
     Callable 01/01/17 @ 100
        5.000%, 01/01/18                                                                  4,500           4,694
   Arizona State, Transportation Board,
     Maricopa County Region Area Road
     Project, RB
        5.000%, 07/01/16                                                                  1,525           1,679
   Arizona State, Transportation Board,
     Ser Sub A, RB
        5.250%, 07/01/13                                                                  2,000           2,197
   Arizona State, Water Infrastructure
     Finance Authority, Water Quality
     Project, Ser A, RB
     Callable 10/01/18 @ 100
        5.000%, 10/01/21                                                                  2,750           2,971
   Mesa, Utility Systems Authority, RB,
     FGIC
        7.125%, 07/01/11 (B)                                                              7,000           7,903
   Mesa, Utility Systems Authority, RB,
     FGIC
        6.500%, 07/01/11                                                                  2,000           2,206
   Phoenix, Civic Improvement Corporation,
     Ser Junior Lien, RB, MBIA
     Callable 07/01/17 @ 100
        5.000%, 07/01/20                                                                  2,000           2,138
   Pima County, Industrial Development
     Authority, Capital Appreciation, Ser B,
     AMT, RB
     Callable 03/01/14 @ 101
        4.550%, 09/01/25                                                                  1,425           1,403
   Pima County, Unified School District No.
     1, GO, FSA
     Callable 07/01/12 @ 100
        4.750%, 07/01/14                                                                  3,000           3,167
   Pinal County, COP
     Callable 12/01/14 @ 100
        5.000%, 12/01/29                                                                  2,000           1,979
   Salt River Project, Agricultural
     Improvement & Power District, Ser A, RB
     Callable 01/01/18 @ 100
        5.000%, 01/01/28                                                                  3,400           3,550
   Scottsdale, Industrial Development
     Authority, Scottsdale Healthcare
     Project, Ser A, RB
     Callable 09/01/18 @ 100
        5.000%, 09/01/19                                                                  3,820           3,881
                                                                                                    -----------
                                                                                                         41,885
                                                                                                    -----------

ARKANSAS -- 0.6%
   Arkansas State, Development Finance
     Authority, Mortgage Backed Securities
     Program, Ser A, RB
     Callable 01/01/11 @ 100
        4.700%, 07/01/16                                                                    710             717
   Arkansas State, Development Finance
     Authority, Mortgage Backed Securities
     Program, Ser D, AMT, RB
     Callable 07/01/08 @ 100
        3.000%, 01/01/24                                                                    275             269
   Arkansas State, University of Central
     Arkansas, Auxiliary Project, Ser C, RB,
     AMBAC
        6.125%, 04/01/26                                                                  1,535           1,799
   Arkansas State, University of Central
     Arkansas, Student Fee Project, Ser B,
     RB, AMBAC
        6.125%, 04/01/26                                                                    1,535         1,799
   Arkansas State, University of Central
     Arkansas, Student Housing Project,
     Ser A, RB, AMBAC
        6.000%, 04/01/21                                                                    1,990         2,276
                                                                                                    -----------
                                                                                                          6,860
                                                                                                    -----------

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Intermediate - Term Municipal Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
CALIFORNIA -- 9.1%
   California State, Economic Recovery
     Authority, Ser A, GO, MBIA
        5.250%, 07/01/13                                                            $     2,000     $     2,197
   California State, GO
     Callable 12/01/08 @ 100
        5.250%, 06/01/12                                                                    690             698
   California State, GO
     Callable 04/01/18 @ 100
        5.000%, 04/01/24                                                                  6,000           6,168
   California State, GO
        5.250%, 02/01/11                                                                  2,000           2,114
        5.000%, 10/01/12                                                                  5,000           5,340
        5.000%, 08/01/14                                                                  1,525           1,637
        5.000%, 11/01/15                                                                  2,325           2,502
   California State, GO
     Callable 10/01/08 @ 100
        6.250%, 10/01/19                                                                    480             485
   California State, Pollution Control
     Financing Authority, Pacific Gas
     Project, Ser B, AMT, RB, AMBAC-
     FGIC
     Callable 06/01/17 @ 100
        4.750%, 12/01/23                                                                  4,000           3,663
   California State, Ser 1, GO
        5.000%, 09/01/15                                                                  3,625           3,898
   California State, Ser B, GO
     Callable 07/01/11 @ 100
        5.000%, 07/01/08 (A)                                                              4,070           4,326
   California State, Various Purposes, GO
        5.000%, 06/01/13                                                                  2,000           2,144
        5.000%, 03/01/14                                                                  2,150           2,299
   California State, Water Department
     Authority, Central Valley Project,
     Ser Q, RB
        6.000%, 12/01/10 (B)                                                              2,195           2,392
   California Statewide, Communities
     Development Authority, Equity
     Residential Project, Ser C, RB
        5.200%, 06/15/08 (A)                                                              2,750           2,828
   California Statewide, Communities
     Development Authority, Kaiser
     Permanente Project, Ser B, RB
     Callable 07/05/10 @ 102
        3.900%, 08/01/08 (A)                                                              2,450           2,464
   California Statewide, Communities
     Development Authority, Kaiser
     Permanente Project, Ser E, RB
        3.875%, 04/01/08 (A)                                                              2,000           2,027
   California Statewide, Communities
     Development Authority, Pollution
     Control, Southern California Education
     Project, Ser A, RB, XLCA
     Callable 04/01/13 @ 100
        4.100%, 04/01/08 (A)                                                              1,890           1,871
   California Statewide, Communities
     Development Authority, St. Joseph
     Project, Ser F, RB, FSA
        5.250%, 07/01/16                                                                  2,100           2,307
   Golden State, Tobacco Securitization
     Project, Asset-Backed, Ser A-1, RB
     Callable 06/01/17 @ 100
        4.500%, 06/01/27                                                                 11,320           9,898
   Golden State, Tobacco Securitization
     Project, Capital Appreciation Project,
     Ser A, RB, AMBAC
     Callable 06/01/18 @ 100
        1.718%, 06/01/10                                                                  3,500           2,928
   Golden State, Tobacco Securitization
     Project, Enhanced Project, RB, FGIC
     Pre-Refunded @ 100
        5.500%, 06/01/13 (C)                                                              3,000           3,280
   Golden State, Tobacco Securitization
     Project, Enhanced Project, Ser A, RB,
     AMBAC
     Callable 06/01/10 @ 100
        5.000%, 06/01/20                                                                  1,000           1,010
   Golden State, Tobacco Securitization
     Project, Ser 2003-A-1, RB
     Pre-Refunded @ 100
        5.000%, 06/01/08 (C)                                                                950             950
   Golden State, Tobacco Securitization,
     Ser 2003-A-1, RB
     Pre-Refunded @ 100
        6.750%, 06/01/13 (C)                                                              5,000           5,751
        6.625%, 06/01/13 (C)                                                              7,000           8,011
   Irvine Ranch, Water District, COP
     Callable 07/01/08 @ 100
        0.830%, 06/01/08 (A)(D)                                                           1,000           1,000
   Kings River, Conservation District,
     Peaking Project, COP
        5.000%, 05/01/12                                                                  2,300           2,417
   Lammersville, School District #2002,
     Mountain House Project, Special Tax
     Obligation
     Callable 09/01/16 @ 100
        5.125%, 09/01/35                                                                  1,000            853
   Long Beach, Unified School District,
     Ser D, GO, FSA
     Callable 08/01/10 @ 101
        5.000%, 08/01/31                                                                  2,250           2,299
   Northern California, Tobacco
     Securitization Authority, Asset-Backed,
     Ser A-1, RB
     Callable 06/01/15 @ 100
        4.750%, 06/01/23                                                                    945             854
   Roseville Westpark Community Facilities
     District #1, Special Tax Obligation
     Callable 09/01/08 @ 103
        5.200%, 09/01/26                                                                  1,000             870

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Intermediate - Term Municipal Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
   San Diego County, Regional Airport
     Authority, AMT, RB, AMBAC
        5.000%, 07/01/11                                                            $     2,135     $     2,224
   Southern California, Metropolitan Water
     District, Ser B, RB
        5.000%, 07/01/14                                                                  3,800           4,201
   University of California, Ser A, RB,
     AMBAC
        5.000%, 05/15/13                                                                  5,500           5,968
                                                                                                    -----------
                                                                                                        103,874
                                                                                                    -----------
COLORADO -- 0.8%
   Colorado State, Housing & Finance
     Authority, Single-Family Housing
     Project, Ser C-3, RB
     Callable 07/07/08 @ 105
        6.750%, 05/01/17                                                                     20              20
   Colorado State, Housing & Finance
     Authority, Single-Family Housing
     Project, Ser Sub C, RB
     Callable 08/01/11 @ 102
        4.875%, 08/01/13                                                                    205             205
   Denver City & County, Justice System, GO
        5.250%, 08/01/17                                                                  7,000           7,853
        5.250%, 08/01/18                                                                  1,000           1,120
                                                                                                    -----------
                                                                                                          9,198
                                                                                                    -----------
CONNECTICUT -- 0.3%
   Connecticut State, Health & Educational
     Facility Authority, Yale University
     Project, Ser Y-3, RB
     Callable 06/04/08 @ 100
        1.600%, 07/01/08 (A)                                                              1,900           1,900
   Connecticut State, Special Tax
     Obligation, Ser B, RB
        6.125%, 09/01/12                                                                  1,100           1,198
                                                                                                    -----------
                                                                                                          3,098
                                                                                                    -----------
DISTRICT OF COLUMBIA -- 0.3%
   District of Columbia, Metropolitan
     Washington Airport, Ser A, AMT, RB,
     MBIA
        5.000%, 10/01/12                                                                  2,645           2,755
   District of Columbia, Ser A-1, GO, MBIA
        6.500%, 06/01/09                                                                  1,085           1,134
                                                                                                    -----------
                                                                                                          3,889
                                                                                                    -----------
FLORIDA -- 6.4%
   Broward County, Airport System
     Authority, Ser L, RB, AMBAC
     Callable 10/01/14 @ 100
        5.000%, 10/01/16                                                                  3,500           3,712
   Broward County, School Board, Ser B,
     COP, FSA
        5.250%, 07/01/16                                                                  5,000           5,453
   East Homestead, Community
     Development District, Ser B
        5.000%, 05/01/11                                                                  2,025           1,912
   Escambia County, Health Facilities
     Authority, Ascension Health Credit
     Project, Ser A, RB
        5.250%, 11/15/13                                                                  1,500           1,620
   Florida State, Board of Education, Capital
     Outlay-2006 Project, Ser A, GO
        5.000%, 06/01/16                                                                  5,000           5,472
   Florida State, Citizens Property
     Insurance, Secured-High Risk
     Account Project, Ser A, RB, MBIA
        5.000%, 03/01/14                                                                  2,500           2,659
   Florida State, Division of Bond Finance,
     Environmental Protection Project, RB, FSA
        6.000%, 07/01/13                                                                  3,490           3,937
   Florida State, Florida Hurricane
     Catastrophe Fund, Ser A, RB
        5.250%, 07/01/12                                                                  2,500           2,670
   Florida State, Housing Finance Authority,
     Homeowner Mortgage Project, Ser 1,
     RB, FSA
     Callable 07/01/10 @ 100
        5.750%, 01/01/17                                                                     80              80
   Gulf Breeze, Miami Beach Local
     Government Project, Ser E, RB, FGIC
        5.000%, 12/01/20                                                                  1,465           1,558
   Hillsborough County, Aviation Authority,
     Tampa International Airport Project,
     Ser A, RB, FSA
        5.500%, 10/01/09                                                                  2,820           2,915
   Hillsborough County, Capacity
     Assessment Project, Special
     Assessment, FGIC
        5.000%, 03/01/16                                                                  3,375           3,602
   Hillsborough County, School Board,
     COP, MBIA
        5.000%, 07/01/16                                                                  1,290           1,380
   Jacksonville, Aviation Authority, AMT,
     RB, AMBAC
        5.000%, 10/01/15                                                                  2,910           3,040
   Lee County, Solid Waste Systems
     Authority, AMT, RB, MBIA
        5.250%, 10/01/09                                                                  2,500           2,512
   Miami-Dade County, Educational
     Facilities Authority, University of Maimi
     Project, Ser B, RB, AMBAC
        5.000%, 04/01/17                                                                  2,000           2,132
   Miami-Dade County, Educational
     Facilities Authority, University of Miami
     Project, Ser A, RB, AMBAC
     Pre-Refunded @ 100
        5.000%, 04/01/14 (C)                                                              4,500           4,917

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Intermediate - Term Municipal Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
   Miami-Dade County, Jackson Health
     Systems Project, Ser B, RB, MBIA
        5.000%, 06/01/14                                                              $   4,370     $     4,646
   Miami-Dade County, Ser CC, GO,
     AMBAC
        7.125%, 10/01/08                                                                  1,470           1,493
   Orlando, Aviation Authority, Airport
     Facilities, Ser A, AMT, RB, FSA
        5.000%, 10/01/15                                                                  3,500           3,612
   Orlando, Utilities Commission, RB
        5.000%, 10/01/13                                                                  2,500           2,710
   Palm Beach County, Solid Waste
     Authority, RB, AMBAC
        5.000%, 10/01/11                                                                  3,000           3,181
   Palm Beach County, Solid Waste
     Authority, Ser A, RB, AMBAC
        6.000%, 10/01/08                                                                  3,300           3,334
   South Miami, Hospital Authority, Baptist
     Health of South Florida Group, RB
     Pre-Refunded @ 100
        5.250%, 02/01/13 (C)                                                              4,000           4,361
                                                                                                    -----------
                                                                                                         72,908
                                                                                                    -----------
GEORGIA -- 4.3%
   Atlanta, Apartment Revenue, Ser D,
     AMT, RB, FGIC
        5.250%, 01/01/12                                                                  2,500           2,579
   Burke County, Development Authority,
     Oglenthorpe Power Project,
     Ser 2006C-2, RB, AMBAC
        4.625%, 10/01/08 (A)                                                              4,150           4,208
   Gainesville, Redevelopment Authority,
     Riverside Military Academy Project, RB
     Callable 03/01/17 @ 100
        5.125%, 03/01/37                                                                  2,000           1,655
   Georgia State, Housing & Finance
     Authority, Single Family Mortgage,
     Ser Sub B-4, AMT, RB
     Callable 11/01/09 @ 100
        5.250%, 06/01/20                                                                  3,180           3,182
   Georgia State, Main Street Natural Gas,
     Gas Project, Ser B, RB
        5.000%, 03/15/16                                                                  3,000           2,929
   Georgia State, Main Street Natural Gas,
     Ser A, RB
        5.000%, 03/15/14                                                                  3,560           3,608
   Georgia State, Main Street Natural Gas,
     Ser B, RB
        5.000%, 03/15/15                                                                  1,850           1,828
   Georgia State, Municipal Electric Power
     Authority, Ser V, RB, MBIA
        6.500%, 01/01/12                                                                  2,935           3,173
   Georgia State, Ser B, GO
        5.000%, 07/01/13                                                                  2,000           2,183
   Georgia State, Ser B, GO
     Callable 04/01/17 @ 100
        5.000%, 04/01/18                                                                  2,195           2,408
   Georgia State, Ser D, GO
        6.700%, 08/01/10                                                                  3,600           3,928
   Georgia State, Ser E, GO
        5.000%, 08/01/12                                                                  4,205           4,548
   Gwinnett County, School District, GO
     Callable 02/01/18 @ 100
        5.000%, 02/01/21                                                                  2,200           2,369
        5.000%, 02/01/23                                                                  3,080           3,292
   Gwinnett County, School District, GO
        5.000%, 02/01/11                                                                  4,500           4,771
   Savannah, Hospital Authority, St.
     Joseph's Health Systems Project,
     Ser B, RB, FSA
     Callable 01/01/09 @ 101
        5.250%, 07/01/09                                                                  2,625           2,691
                                                                                                    -----------
                                                                                                         49,352
                                                                                                    -----------
HAWAII -- 0.1%
   Honolulu City & County, Water Authority,
     Ser B, AMT, RB, MBIA
        5.000%, 07/01/15                                                                  1,000           1,056
                                                                                                    -----------
IDAHO -- 0.9%
   Idaho State, Health Facilities Authority,
     St. Luke's Regional Medical Center
     Project, RB, FSA
     Callable 06/04/08 @ 100
        1.080%, 06/01/08 (A)                                                              5,100           5,100
   Idaho State, Housing & Finance
     Association, Ser A, RB
     Callable 07/15/18 @ 100
        5.250%, 07/15/21                                                                  3,290           3,555
   Idaho State, Housing & Finance
     Association, Ser C, AMT, RB
     Callable 01/01/15 @ 100
        5.100%, 01/01/27                                                                  1,000             972
   Idaho State, Housing & Finance
     Association, Single-Family Mortgage
     Project, Ser C, AMT, RB
     Callable 01/01/11 @ 100
        5.600%, 01/01/21                                                                    205             206
                                                                                                    -----------
                                                                                                          9,833
                                                                                                    -----------
ILLINOIS -- 1.9%
   Chicago, O'Hare International Airport,
     AMT, RB, AMBAC
     Callable 01/01/10 @ 101
        5.500%, 01/01/12                                                                  7,500           7,718
   Chicago, Public Building Commerce
     Building, Chicago Transit Authority,
     RB, AMBAC
        5.000%, 03/01/13 (B)                                                              2,000           2,171

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Intermediate - Term Municipal Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
   Chicago, Ser A, GO, MBIA
     Pre-Refunded @ 100
        5.000%, 01/01/13 (C)                                                        $       455     $       493
   Chicago, Ser A-2, GO, AMBAC
        6.125%, 01/01/12                                                                  5,000           5,506
   Illinois State, Health Facilities Authority,
     Condell Medical Center Project, RB
        6.000%, 05/15/10                                                                    465             469
   Illinois State, Ser B, GO
        5.000%, 01/01/13                                                                  5,000           5,380
                                                                                                    -----------
                                                                                                         21,737
                                                                                                    -----------
INDIANA -- 1.8%
   Indiana State, Finance Authority, State
     Revolving Fund Program, Ser A, RB
        5.000%, 02/01/16                                                                  3,000           3,298
   Indiana State, Health Facility Financing
     Authority, Ascension Health Sub
     Credit Project, Ser A, RB
        5.000%, 04/01/08 (A)                                                              4,900           5,117
   Indiana State, Office Building
     Commission, State Office Building II
     Facilities Project, Ser D, RB
        6.900%, 07/01/11                                                                  4,010           4,267
   Indiana University, Student Fees Project,
     Ser S, RB
     Callable 08/01/18 @ 100
        5.000%, 08/01/19                                                                  2,000           2,173
   Indianapolis, Local Public Improvement
     Bond Bank, Indianapolis Airport
     Authority, Ser F, AMT, RB, AMBAC
        5.000%, 01/01/15                                                                  2,000           2,047
   Indianapolis, Thermal Energy Systems
     Project, Ser A, RB, MBIA
     Callable 10/01/11 @ 101
        5.500%, 10/01/12                                                                  2,860           3,087
                                                                                                    -----------
                                                                                                         19,989
                                                                                                    -----------
IOWA -- 0.7%
   Iowa State, Finance Authority, Interstate
     Power Project, RB, FGIC
        5.000%, 07/01/14                                                                  2,250           2,226
   Iowa State, Tobacco Settlement
     Authority, Ser B, RB
     Pre-Refunded @ 101
        5.600%, 06/01/11 (C)                                                              5,000           5,427
                                                                                                    -----------
                                                                                                          7,653
                                                                                                    -----------
KANSAS -- 0.3%
   Kansas State, Department of
     Transportation Highway Authority,
     Ser B-2, RB
     Callable 07/01/08 @ 100
        1.146%, 06/01/08 (A)                                                                400             400
   Sedwick & Shawnee Counties, Mortgage
     Backed Securities Program, Ser B-3,
     AMT, RB
     Callable 12/01/16 @ 104
        5.250%, 12/01/38                                                                  1,930           1,902
   Wyandotte County, Legends Village West
     Project, RB
     Callable 10/01/16 @ 100
        4.875%, 10/01/28                                                                  1,460           1,254
                                                                                                    -----------
                                                                                                          3,556
                                                                                                    -----------
LOUISIANA -- 0.4%
   De Soto Parish, Pollution Control
     Authority, International Paper Projects,
     Ser A, RB
        5.000%, 10/01/12                                                                  2,000           2,005
   Louisiana State, Public Facilities
     Authority, Archdiocese of New Orleans
     Project, RB, CIFG
     Callable 07/01/17 @ 100
        5.000%, 07/01/20                                                                    880             901
   New Orleans, Aviation Board, AMT, RB, FSA
        5.000%, 01/01/13                                                                  1,735           1,810
                                                                                                    -----------
                                                                                                          4,716
                                                                                                    -----------
MARYLAND -- 2.9%
   Maryland State, Department of
     Transportation, Port Administration
     Facilities Project, AMT, COP, AMBAC
        5.250%, 06/15/14                                                                  1,335           1,430
   Maryland State, GO
        5.000%, 08/01/16                                                                  3,825           4,246
        5.000%, 03/15/17                                                                  3,000           3,326
   Maryland State, GO
     Callable 03/15/17 @ 100
        5.000%, 03/15/19                                                                  5,040           5,495
   Maryland State, State & Local Facilities
     Authority, Capital Improvements
     Project, Ser A, GO
        5.500%, 03/01/14                                                                  2,195           2,464
        5.500%, 08/01/14                                                                  4,000           4,518
   Maryland State, State & Local Facilities
     Authority, Ser 2, GO
        5.000%, 08/01/14                                                                  4,000           4,406
   Maryland State, State & Local Facilities
     Authority, Ser 2nd, GO
        5.000%, 08/01/16                                                                  3,925           4,357
   Maryland State, Transportation Authority,
     Grant Project, RB
        5.000%, 03/01/16                                                                  2,600           2,855
                                                                                                    -----------
                                                                                                         33,097
                                                                                                    -----------

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Intermediate - Term Municipal Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
MASSACHUSETTS -- 5.3%
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB
        5.500%, 03/01/12                                                              $   3,300     $     3,492
   Massachusetts Bay, Transportation
     Authority, Ser A, Special Tax
        5.000%, 07/01/22                                                                  3,000           3,260
   Massachusetts State, Construction Loan,
     Ser A, GO
        5.250%, 08/01/13                                                                  3,235           3,554
   Massachusetts State, Construction Loan,
     Ser C, GO, AMBAC
        5.000%, 08/01/10 (B)                                                                190             201
   Massachusetts State, Health &
     Educational Facilities Authority,
     Harvard University Project, Ser R, RB
     Callable 06/04/08 @ 100
        1.000%, 07/01/08 (A)                                                              4,000           4,000
   Massachusetts State, Health &
     Educational Facilities Authority, Lahey
     Clinic Medical Center Project, Ser C,
     RB, FGIC
        5.000%, 08/15/14                                                                  2,395           2,554
   Massachusetts State, Health &
     Educational Facilities Authority, Lowell
     General Hospital Project, Ser B, RB, FSA
     Callable 07/07/08 @ 101
        5.250%, 06/01/11                                                                  1,585           1,603
   Massachusetts State, Housing Finance
     Agency, Ser D, AMT, RB
     Callable 12/01/09 @ 100
        6.400%, 12/01/08 (A)                                                              2,000           2,024
   Massachusetts State, Ser A, GO
        5.250%, 08/01/15                                                                  5,000           5,566
   Massachusetts State, Ser C, GO, FSA
        5.500%, 12/01/17                                                                  3,000           3,434
   Massachusetts State, Ser D, GO
     Pre-Refunded @ 100
        4.750%, 08/01/16 (C)                                                              5,000           5,436
   Massachusetts State, Ser E, GO, AMBAC
     Pre-Refunded @ 100
        5.000%, 11/01/16 (C)                                                              3,000           3,335
   Massachusetts State, Special Obligation,
     Federal Highway Project, Ser A, FSA
        5.000%, 12/15/14                                                                 10,000          10,918
   Massachusetts State, Special Obligation,
     Federal Highway Project, Ser A, FSA
        5.000%, 12/15/13                                                                  4,000           4,341
   Massachusetts State, Water Pollution
     Abatement, Ser 1, RB
        5.000%, 08/01/15                                                                  2,770           3,040
        5.000%, 08/01/16                                                                  2,250           2,474
   Massachusetts State, Water Resources
     Authority, Ser A, RB, FGIC
        6.125%, 08/01/11 (B)                                                              1,500           1,646
                                                                                                    -----------
                                                                                                         60,878
                                                                                                    -----------
MICHIGAN -- 2.7%
   Chippewa Valley, School District, GO, FSA
     Callable 11/01/16 @ 100
        4.500%, 05/01/22                                                                  1,735           1,764
   Detroit, Sewer & Disposal Authority,
     Ser A, RB, FSA
     Pre-Refunded @ 100
        5.000%, 07/01/13 (C)                                                              5,000           5,443
   Detroit, Water Supply Systems Authority,
     Ser B, RB, MBIA
     Pre-Refunded @ 100
        5.000%, 07/01/13 (C)                                                              2,435           2,650
   Kent, Hospital Finance Authority,
     Spectrum Health Project, Ser B, RB
        5.000%, 07/15/11                                                                  4,250           4,430
   Michigan State, Environmental Protection
     Program, Environmental Protection
     Program, GO
        6.250%, 11/01/12                                                                  3,000           3,215
   Wayne Charter County, Detroit Metro
     Project, Ser A, AMT, RB, MBIA
     Callable 12/01/08 @ 101
        5.250%, 12/01/11                                                                  9,645           9,799
   Wayne County, Airport Authority, Detroit
     Metropolitan Airport Project,
     Ser Junior Lien, AMT, RB, FGIC
        5.000%, 12/01/15                                                                  3,560           3,609
                                                                                                    -----------
                                                                                                         30,910
                                                                                                    -----------
MINNESOTA -- 0.6%
   Minnesota State, GO
        5.000%, 11/01/11                                                                  3,800           4,084
        5.000%, 06/01/14                                                                  1,400           1,538
   Minnesota State, RB
     Callable 06/01/10 @ 100
        5.875%, 06/01/27                                                                    920             951
                                                                                                    -----------
                                                                                                          6,573
                                                                                                    -----------
MISSISSIPPI -- 0.0%
   Mississippi State, Single-Family Housing
     Authority, Ser D, RB
     Callable 07/07/08 @ 104
        6.650%, 07/01/08 (A)                                                                280             280
                                                                                                    -----------
MISSOURI -- 0.8%
   Missouri State, Development Finance
     Board, Crackerneck Creek Project,
     Ser C, RB
     Callable 03/01/16 @ 100
        5.000%, 03/01/28                                                                  2,000           1,953

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Intermediate - Term Municipal Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
   Missouri State, Development Finance
     Board, Crackerneck Creek Project,
     Ser C, TA
     Callable 03/01/14 @ 100
        5.000%, 03/01/26                                                                $ 1,000     $     1,000
   Missouri State, Joint Municipal Electric
     Utility Commission, Iatan 2 Project,
     Ser A, RB, AMBAC
        5.000%, 01/01/15                                                                  2,000           2,136
   St. Louis, Lambert International Airport,
     Ser A, RB, FSA
        5.000%, 07/01/14                                                                  4,000           4,292
                                                                                                    -----------
                                                                                                          9,381
                                                                                                    -----------
MONTANA -- 0.2%
   Montana State, Department of
     Transportation Authority, Grant Antic
     Highway Construction Project, RB,
     MBIA
     Callable 06/01/15 @ 100
        5.250%, 06/01/16                                                                  2,500           2,753
                                                                                                    -----------
NEBRASKA -- 0.3%
   Central Plains, Energy Project, Project
     No. 1, Ser A, RB
        5.250%, 12/01/21                                                                  3,750           3,651
                                                                                                    -----------
NEVADA -- 0.3%
   Clark County, Airport Authority, Sub Lien,
     Ser A-1, AMT, RB, AMBAC
     Callable 07/01/17 @ 100
        5.000%, 07/01/19                                                                  1,000           1,002
   Henderson, Local Improvements
     Districts, Ser T-18
     Callable 09/01/08 @ 103
        5.300%, 09/01/35                                                                  3,000           1,951
                                                                                                    -----------
                                                                                                          2,953
                                                                                                    -----------
NEW JERSEY -- 4.1%
   Gloucester County, Solid Waste
     Improvement Authority, Waste
     Management Project, Ser A, RB
        6.850%, 12/01/08 (A)                                                              2,000           2,057
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction Project, Ser I, RB
        5.500%, 09/01/15                                                                  3,110           3,448
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction Project, Ser O, RB
        5.000%, 03/01/13                                                                  4,000           4,262
   New Jersey State, Educational Facilities
     Authority, Higher Education Capital
     Improvements Project, Ser B, RB
        5.750%, 09/01/10                                                                  4,220           4,488
   New Jersey State, Equipment Lease
     Purchase, Equipment Lease &
     Purchase Project, Ser A, COP
        5.000%, 06/15/14                                                                  2,500           2,697
   New Jersey State, Ser K, GO
        5.125%, 07/15/18                                                                  6,500           7,200
   New Jersey State, Tobacco Settlement
     Financing Authority, RB
     Pre-Refunded @ 100
        6.750%, 06/01/13 (C)                                                              2,645           3,082
   New Jersey State, Transportation Trust
     Fund Authority, RB, AMBAC
        5.250%, 12/15/22                                                                  5,000           5,458
   New Jersey State, Transportation Trust
     Fund Authority, Transportation
     Systems Project, Ser A, RB
        5.250%, 12/15/20                                                                  7,250           7,912
   New Jersey State, Transportation Trust
     Fund Authority, Transportation
     Systems Project, Ser A, RB, AMBAC
        5.500%, 12/15/15                                                                  2,750           3,092
   Tobacco Settlement, Financing Authority, RB
        5.500%, 06/01/11 (B)                                                              2,000           2,156
   Tobacco Settlement, Financing Authority,
     Ser 1A, RB
     Callable 06/01/17 @ 100
        4.500%, 06/01/23                                                                  1,620           1,447
                                                                                                    -----------
                                                                                                         47,299
                                                                                                    -----------
NEW MEXICO -- 0.5%
   Jicarilla, Apache Nation Reservation,
     Ser A, RB
        5.000%, 09/01/11                                                                  1,000           1,051
        5.000%, 09/01/13                                                                  3,200           3,398
   New Mexico State, Mortgage Finance
     Authority, Single-Family Mortgage
     Program, Ser D-2, AMT, RB
     Callable 07/07/08 @ 102
        6.000%, 01/01/29                                                                  1,775           1,783
                                                                                                    -----------
                                                                                                          6,232
                                                                                                    -----------
NEW YORK -- 8.2%
   Dutchess County, Industrial
     Development Agency, IBM Project,
     AMT, RB
     Callable 12/01/09 @ 100
        5.450%, 06/01/08 (A)                                                              5,500           5,691
   Metropolitan New York, Transportation
     Authority, Ser A, RB
        5.000%, 11/15/18                                                                  2,500           2,698

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Intermediate - Term Municipal Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
   Metropolitan New York, Transportation
     Authority, Ser C, RB
        5.000%, 11/15/12                                                                $ 2,930     $     3,139
   New York City, Industrial Development
     Agency, Terminal One Group
     Association Project, AMT, RB
        5.500%, 01/01/14                                                                  2,000           2,126
   New York City, Ser B, GO
        5.500%, 08/01/11                                                                  2,000           2,150
        5.250%, 08/01/11                                                                  2,000           2,135
   New York City, Ser G, GO
        5.000%, 08/01/13                                                                  2,500           2,693
   New York City, Ser H, GO, FGIC
     Callable 08/01/14 @ 100
        5.000%, 08/01/15                                                                  3,500           3,756
   New York City, Ser K, GO
     Callable 08/01/15 @ 100
        5.000%, 08/01/21                                                                  5,000           5,201
   New York City, Transitional Finance
     Authority, Future Secured Tax Project,
     Ser A, RB
     Callable 11/01/11 @ 100
        5.500%, 11/01/08 (A)                                                              3,250           3,453
   New York City, Transitional Finance
     Authority, Future Secured Tax Project,
     Ser C, RB
        5.500%, 02/01/09                                                                    700             717
   New York City, Transitional Finance
     Authority, Future Secured Tax Project,
     Ser C, RB
        5.500%, 02/01/09 (B)                                                                150             154
   New York City, Transitional Finance
     Authority, Future Secured Tax Project,
     Ser Sub B, RB
     Callable 05/01/17 @ 100
        5.000%, 11/01/18                                                                  2,815           3,064
   New York State, Dormitory Authority,
     Orange Regional Medical Center
     Project, RB
     Callable 12/01/18 @ 100
        6.500%, 12/01/21                                                                  2,500           2,628
   New York State, Dormitory Authority,
     Ser B, RB
     Callable 05/15/12 @ 100
        5.250%, 11/15/08 (A)                                                              7,500           8,000
   New York State, Dormitory Authority,
     Ser B, RB, XLCA
        5.250%, 07/01/08 (A)                                                              4,275           4,554
   New York State, Dormitory Authority,
     State University Educational Facilities,
     Ser A, RB, MBIA
        5.500%, 05/15/13                                                                  8,125           8,834
   New York State, Environmental Facilities
     Authority, New York City Water
     Project, RB
        5.750%, 06/15/12                                                                    190             210
   New York State, Environmental Facilities,
     Ser B, RB
     Callable 06/15/18 @ 100
        5.000%, 06/15/21                                                                  1,580           1,699
   New York State, Mortgage Agency,
     Homeowner Mortgage Project, Ser 87, RB
     Callable 09/01/09 @ 100
        5.150%, 04/01/17                                                                  1,310           1,330
   New York State, Thruway Authority,
     Ser B, RB, AMBAC
        5.250%, 04/01/13                                                                  4,050           4,414
   New York State, Tobacco Settlement
     Financing, Ser A-1, RB
        5.250%, 06/01/12                                                                     55              55
   New York State, Urban Development
     Authority, Capital Correctional
     Facilities Project, Ser A, RB, FSA
        6.500%, 01/01/10                                                                  4,135           4,389
   New York State, Urban Development
     Authority, Ser A, RB
        5.000%, 01/01/17                                                                  1,175           1,226
   Port Authority of New York & New
     Jersey, Ser 131st, AMT, RB
     Callable 06/15/13 @ 101
        5.000%, 12/15/13                                                                  1,550           1,657
   Tobacco Settlement Financing Authority,
     Ser B, RB
        5.000%, 06/01/12                                                                  2,570           2,714
   Tobacco Settlement, Financing Authority, RB
     Callable 06/01/13 @ 100
        5.500%, 06/01/20                                                                  1,615           1,694
   Triborough Bridge & Tunnel Authority, RB
        5.000%, 11/15/17                                                                  2,150           2,375
   Triborough Bridge & Tunnel Authority,
     Ser Sub, RB
     Callable 11/15/15 @ 100
        5.000%, 11/15/08 (A)                                                              2,250           2,406
   Triborough Bridge & Tunnel Authority,
     Ser Sub, RB
     Callable 11/15/13 @ 100
        5.000%, 06/15/08 (A)                                                              5,000           5,338
   TSASC, Ser 1, RB
     Pre-Refunded @ 100
        5.750%, 07/15/09 (C)                                                              2,520           2,620
                                                                                                    -----------
                                                                                                         93,120
                                                                                                    -----------

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Intermediate - Term Municipal Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
NORTH CAROLINA -- 1.6%
   North Carolina State, Medical Care
     Commission, First Mortgage-
     Presbyterian Homes Project, RB
     Callable 10/01/16 @ 100
        5.500%, 10/01/31                                                              $   2,360     $     2,296
   North Carolina State, Medical Care
     Commission, Novant Health Obligation
     Group Project, Ser A, RB
        5.000%, 11/01/13                                                                  3,500           3,775
   North Carolina State, Municipal Power
     Agency, Ser A, RB, MBIA
        5.750%, 01/01/09                                                                  6,850           6,985
   North Carolina State, Ser A, GO
        5.000%, 06/01/14                                                                  2,400           2,639
   Raleigh-Durham, Airport Authority, AMT,
     RB, FGIC
     Callable 05/01/17 @ 100
        5.000%, 05/01/18                                                                  2,000           2,021
                                                                                                    -----------
                                                                                                         17,716
                                                                                                    -----------
NORTH DAKOTA -- 0.2%
   Grand Forks, Hospital Facilities
     Authority, United Hospital Obligation
     Group Project, RB
     Callable 06/04/08 @ 100
        1.080%, 06/01/08 (A)(D)                                                           1,000           1,000
   Williams County, Sales Tax, RB
     Callable 11/01/14 @ 100
        5.000%, 11/01/31                                                                  1,000             926
                                                                                                    -----------
                                                                                                          1,926
                                                                                                    -----------
OHIO -- 2.2%
   Buckeye, Tobacco Settlement Financing
     Authority, Ser A-2, RB
     Callable 06/01/17 @ 100
        5.125%, 06/01/24                                                                  8,000           7,294
   Columbus, School District, School
     Facilities Construction &
     Implementation Project, GO, FSA
     Pre-Refunded @ 100
        5.250%, 12/01/14 (C)                                                              3,000           3,360
   Erie County, Hospital Facilities Authority,
     Firelands Regional Medical Center,
     Ser A, RB
        5.500%, 08/15/10                                                                  1,000           1,038
   Lakewood, Hospital Improvements
     Authroity, Lakewood Hospital
     Association Project, RB
        5.500%, 02/15/13                                                                  2,500           2,645
   Ohio State, Conservation Projects, Ser A, GO
        5.000%, 09/01/15                                                                  1,985           2,183
   Ohio State, GO
        6.100%, 08/01/12                                                                  2,000           2,241
   Ohio State, Higher Education Facilities
     Authority, Case Weston Reserve
     University Project, RB
        6.250%, 10/01/18                                                                  1,000           1,187
   Ohio State, Ser A, GO
        5.000%, 06/15/13                                                                  4,480           4,867
                                                                                                    -----------
                                                                                                         24,815
                                                                                                    -----------
OKLAHOMA -- 0.2%
   Norman, Regional Hospital Authority,
     Refunding and Improvements Project,
     RB, Radian Insured
        5.250%, 09/01/15                                                                  1,725           1,851
   Tulsa, Industrial Development Authority,
     University of Tulsa Project, RB
     Callable 10/01/16 @ 100
        5.000%, 10/01/37                                                                    870             854
                                                                                                    -----------
                                                                                                          2,705
                                                                                                    -----------
OREGON -- 1.1%
   Oregon State, Department of
     Transportation, Ser A, RB
     Pre-Refunded @ 100
        5.250%, 11/15/14 (C)                                                              5,900           6,603
   Portland, Sewer System Authority, Ser A, RB
        5.000%, 06/15/18                                                                  5,000           5,479
                                                                                                    -----------
                                                                                                         12,082
                                                                                                    -----------
PENNSYLVANIA -- 6.1%
   Allegheny County, Hospital Development
     Authority, Pittsburgh Medical Center
     Project, Ser A, RB
        5.000%, 09/01/15                                                                  5,000           5,305
   Allegheny County, Industrial
     Development Authority, UTD Jewish
     Federation Project, Ser B, RB
     Callable 06/04/08 @ 100
        1.620%, 06/05/08 (A)(D)                                                             735             735
   Delaware Valley, Regioinal Financial
     Authority, RB
        5.750%, 07/01/17                                                                  3,000           3,362
   Delaware Valley, Regional Finance
     Authority, RB
        5.500%, 07/01/12                                                                  5,925           6,378
   Erie, Higher Education Building
     Authority, Mercyhurst College Project,
     Ser A, RB
     Callable 03/15/15 @ 100
        4.750%, 03/15/20                                                                  2,500           2,460
   Lancaster County, Higher Education
     Authority, Franklin & Marshall College
     Project, RB
     Callable 04/15/16 @ 100
        5.000%, 04/15/24                                                                  2,525           2,591

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Intermediate - Term Municipal Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
   Lancaster County, Hospital Authority,
     Health Systems Project, Ser B, RB
     Callable 03/15/17 @ 100
        5.000%, 03/15/21                                                             $    2,510     $     2,558
   Lehigh County, General Purpose
     Authority, Lehigh Valley Hospital
     Project, Ser B, RB, MBIA
     Callable 06/06/08 @ 100
        2.500%, 06/01/08 (A)                                                              1,000           1,000
   Northampton County, Industrial
     Development Authority, First
     Mortgage-Kirkland Village Project, RB
     Callable 06/05/08 @ 100
        1.590%, 06/05/08 (A)(D)                                                             935             935
   Pennsylvania State, Economic
     Development Financing Authority,
     Colver Project, Ser F, AMT, RB,
     AMBAC
        5.000%, 12/01/14                                                                  4,000           4,182
   Pennsylvania State, Economic
     Development Financing Authority,
     PSEG Power LLC Project, AMT, RB
     Callable 01/15/09 @ 100
        4.000%, 06/15/08 (A)                                                              7,000           7,007
   Pennsylvania State, GO
        5.500%, 01/01/14                                                                  2,500           2,782
   Pennsylvania State, GO, FSA
        5.375%, 07/01/17                                                                  4,200           4,766
        5.375%, 07/01/18                                                                  2,500           2,840
   Pennsylvania State, Higher Educational
     Facilties Authority, Allegheny Delaware
     Valley Obligations Project, Ser A, RB,
     MBIA
        5.500%, 11/15/08                                                                  1,000           1,014
   Pennsylvania State, Higher Educational
     Facilties Authority, Waynesburg
     College, Ser J-4, RB
        3.300%, 11/01/08 (A)(D)                                                           3,600           3,643
   Pennsylvania State, Ser A, GO
        5.000%, 08/01/15                                                                  5,000           5,491
   Pennsylvania State, University, Ser A, RB
     Callable 02/15/18 @ 100
        5.000%, 08/15/20                                                                  2,215           2,388
   Philadelphia, Airport Authority, Ser A,
     AMT, RB, FSA
        5.000%, 06/15/14                                                                  3,650           3,779
   Philadelphia, Airport Authority, Ser B,
     AMT, RB, FSA
        5.000%, 06/15/14                                                                  2,500           2,588
   Sayre, Healthcare Facilities, Guthrie
     Health Project, Ser A, RB
        6.000%, 12/01/11                                                                  3,420           3,666
   Westmoreland County, Municipal
     Authority, Special Obligation
        9.125%, 07/01/10 (B)                                                                 30              31
                                                                                                    -----------
                                                                                                         69,501
                                                                                                    -----------
PUERTO RICO -- 6.3%
   Commonwealth of Puerto Rico, Ser A, GO
        5.000%, 07/01/16                                                                  2,380           2,555
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser TT, RB
     Callable 07/01/17 @ 100
        5.000%, 07/01/18                                                                  2,500           2,572
   Puerto Rico Commonwealth,
     Government Development Bank
     Authority, Ser B, RB
        5.000%, 12/01/11                                                                  3,000           3,094
        5.000%, 12/01/13                                                                  1,000           1,031
   Puerto Rico Commonwealth,
     Government Development Bank,
     Ser C, AMT, RB
        5.250%, 01/01/15                                                                  1,725           1,777
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser M, RB
     Callable 07/01/17 @ 100
        5.000%, 07/01/21                                                                  4,120           4,116
        5.000%, 07/01/22                                                                  3,220           3,207
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser C, RB
        5.500%, 07/01/12 (B)                                                                  5               6
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser C, RB
        5.500%, 07/01/12                                                                  1,995           2,088
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser J, RB
     Callable 07/01/12 @ 100
        5.000%, 07/01/08 (A)                                                              7,000           7,020
   Puerto Rico Commonwealth, Public
     Finance Authority, Commonwealth
     Appropriations Project, Ser A, RB
     Callable 02/01/12 @ 100
        5.750%, 08/01/08 (A)(D)                                                          27,365          27,749
   Puerto Rico Commonwealth, Public
     Improvements Project, Ser A, GO
        5.250%, 07/01/15                                                                  2,200           2,291
   Puerto Rico Commonwealth, Ser A, GO
     Callable 07/01/13 @ 100
        5.250%, 07/01/22                                                                  4,725           4,779
   Puerto Rico Commonwealth, Ser A, GO
        5.500%, 07/01/18                                                                  2,200           2,320

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Intermediate - Term Municipal Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
   Puerto Rico Commonwealth, Ser A, GO
     Callable 07/01/12 @ 100
        5.000%, 07/01/08 (A)                                                       $      1,500     $     1,504
   Puerto Rico Commonwealth, Ser A, GO
     Pre-Refunded @ 100
        5.250%, 07/01/16 (C)                                                              1,235           1,394
   University of Puerto Rico, University
     Systems Project, Ser Q, RB
     Callable 06/01/16 @ 100
        5.000%, 06/01/21                                                                  3,855           3,865
                                                                                                    -----------
                                                                                                         71,368
                                                                                                    -----------
RHODE ISLAND -- 0.3%
   Rhode Island State, Health &
     Educational Building, Providence
     Public Schools Financing Project,
     Ser A, RB, FSA
        5.000%, 05/15/15                                                                  2,215           2,433
   Rhode Island State, Housing & Mortgage
     Finance Authority, Homeownership
     Opportunity Project, Ser 25-A, RB
     Callable 07/07/08 @ 102
        4.950%, 10/01/16                                                                    705             707
                                                                                                    -----------
                                                                                                          3,140
                                                                                                    -----------
SOUTH CAROLINA -- 1.2%
   Charleston County, Educational
     Excellence Finance Authority,
     Charleston School District Project, RB
     Callable 12/01/14 @ 100
        5.000%, 12/01/16                                                                  3,000           3,186
   Greenville County, School District,
     Building Equity Sooner Project, RB
        5.500%, 12/01/17                                                                  4,000           4,487
   Piedmont, Municipal Power Agency,
     South Carolina Electric, Ser A, RB,
     FGIC
        6.500%, 01/01/16 (B)                                                              1,020           1,214
   Piedmont, Municipal Power Agency,
     South Carolina Electric, Ser A, RB,
     FGIC
        6.500%, 01/01/16                                                                    800             919
   South Carolina State, Hospital Facilities
     Authority, Medical University Project, RB
     Pre-Refunded @ 101
        5.625%, 07/01/09 (C)                                                              2,885           3,028
   South Carolina State, Jobs-Economic
     Development Authority, Bon Secours
     Health Project, Ser A, RB
     Pre-Refunded @ 100
        5.625%, 11/15/12 (C)                                                                295             326
                                                                                                    -----------
                                                                                                         13,160
                                                                                                    -----------
TENNESSEE -- 2.1%
   Clarksville, Natural Gas Acquisition, RB,
     XLCA
        5.000%, 12/15/15                                                                  2,000           1,974
   Hendersonville, Industrial Development
     Authority, Ashford 83 Association, RB
     Callable 07/07/08 @ 101
        5.950%, 12/15/08                                                                    210             211
   Metropolitan Government Nashville &
     Davidson Counties, Cab Converter,
     RB, FGIC
        7.700%, 01/01/12                                                                  5,000           5,488
   Shelby County, Health Educational &
     Housing Facilities Authority, Baptist
     Memorial Healthcare, Ser A, RB
        5.000%, 09/01/08 (A)                                                              8,200           8,209
   Tennessee State, Energy Acquisition
     Project, Ser A, RB
        5.000%, 09/01/16                                                                  5,150           5,153
   Tennessee State, Energy Acquisition
     Project, Ser C, RB
        5.000%, 02/01/14                                                                  3,170           3,204
                                                                                                    -----------
                                                                                                         24,239
                                                                                                    -----------
TEXAS -- 11.7%
   Austin, Independent School District, GO
        5.250%, 08/01/15                                                                  3,000           3,338
   Austin, Utility Systems, RB, AMBAC
        6.750%, 11/15/12                                                                  5,000           5,723
   Brazos, Harbor Industrial Development,
     Dow Chem Project, AMT, RB
     Callable 05/01/18 @ 100
        5.900%, 06/01/08 (A)                                                              2,380           2,369
   Carrollton, Farmers Branch Independent
     School District, GO
     Callable 02/15/09 @ 100
        5.750%, 02/15/10                                                                  1,605           1,641
   Clear Creek Island, Independent School
     District, Ser A, GO
        5.000%, 02/15/17                                                                  1,885           2,066
   Corpus Christi, Utility Systems
     Improvement Authority, RB
     Callable 07/15/16 @ 100
        4.500%, 07/15/23                                                                  2,000           2,024
   Dallas, Area Rapid Transit Authority,
     Senior Lien, Ser Senior Lien, RB,
     AMBAC
     Callable 12/01/16 @ 100
        4.500%, 12/01/24                                                                  1,520           1,534
   Dallas, Waterworks & Sewer Authority,
     Unrefunded Balance Project, RB, FSA
     Callable 10/01/09 @ 100
        5.000%, 10/01/24                                                                  5,000           5,062

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Intermediate - Term Municipal Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
   Dallas-Fort Worth, International Airport
      Facilities Authority, Ser A, AMT, RB,
      XLCA
      Callable 11/01/09 @ 100
        5.000%, 11/01/12                                                            $     3,000     $     3,025
   Dickinson, Independent School District,
      Schoolhouse Project, GO
      Callable 02/15/15 @ 100
        5.000%, 02/15/19                                                                  4,000           4,245
   Fort Bend, Independent School District,
      School Building Project, GO
      Callable 08/15/18 @ 100
        5.000%, 08/15/23                                                                  1,660           1,758
   Fort Worth, Independent School District, GO
        5.000%, 02/15/15                                                                  2,000           2,185
   Frisco, Independent School District,
      School Building Project, GO
      Callable 08/15/17 @ 100
        4.500%, 08/15/23                                                                  2,210           2,230
   Harris County, Flood Control District,
      Ser A, GO
        5.250%, 10/01/18                                                                  3,000           3,349
   Harris County, GO
        6.000%, 12/15/11 (B)                                                              3,895           4,312
   Harris County, Health Facilities
      Development Authority, Memorial
      Hospital Systems Project, Ser A, RB,
      MBIA
        6.000%, 06/01/09                                                                  1,825           1,894
   Houston, Airport Systems Authority, Sub
      Lien, Ser A, AMT, RB, FSA
        6.000%, 07/01/09                                                                  5,000           5,166
   Houston, Community College, Northline
      Mall Campus Project, RB, AMBAC
      Callable 04/15/17 @ 100
        4.500%, 04/15/24                                                                  1,000           1,006
   Houston, GO, MBIA
      Callable 03/01/12 @ 100
        5.000%, 03/01/25                                                                  4,005           4,102
   Houston, Hotel Occupancy Tax & Special
      Revenue, Convention & Entertainment
      Project, Ser B, RB, AMBAC
        5.500%, 09/01/09                                                                  2,500           2,584
        5.210%, 09/01/15 (E)                                                              5,500           4,033
   Houston, Ser A, RB, FSA
        5.250%, 11/15/17                                                                  1,775           1,972
   Humble Island, Independent School
      District, Ser A, GO
        5.250%, 02/15/14                                                                  2,635           2,901
   Lower Colorado, River Authority,
      Transmission Services Project, RB
      Callable 05/15/18 @ 100
        5.000%, 05/15/21                                                                  2,000           2,129
   North East, Independent School District,
      School Building Project, Ser A, GO
        5.000%, 08/01/16                                                                  2,000           2,202
   North East, Independent School District,
      School Building Project, Ser A, GO
   Callable 08/01/17 @ 100
        5.000%, 08/01/23                                                                  5,000           5,270
   North Texas, Tollway Authority, Ser A, RB
      Callable 01/01/18 @ 100
        6.000%, 01/01/24                                                                  5,000           5,408
   North Texas, Tollway Authority, Ser E-3, RB
        5.750%, 06/01/08 (A)                                                              3,085           3,279
   Northside, Independent School District, GO
      Callable 02/15/15 @ 100
        5.000%, 02/15/25                                                                  2,600           2,683
   Pasadena, Independent School District,
      School Building Project, GO
        5.000%, 02/15/16                                                                  1,000           1,095
        5.000%, 02/15/17                                                                  1,000           1,096
   Red River, Education Finance Authority,
      Texas Christian University Project, RB
      Callable 03/15/16 @ 100
        4.375%, 03/15/23                                                                  1,000             974
   San Antonio, Airport Systems Authority,
      Ser 2003, AMT, RB, FSA
        6.000%, 07/01/12                                                                  2,045           2,190
   San Antonio, Electric & Gas Authority,
      Ser 2000, RB
        5.750%, 02/01/11 (B)                                                              1,540           1,600
   San Antonio, Electric & Gas Authority,
      Ser A, RB
        5.000%, 02/01/14                                                                  4,015           4,371
   Tarrant, Regional Water District, RB, FSA
        5.000%, 03/01/11                                                                  2,000           2,117
   Texas State, A&M University, RB
        5.000%, 05/15/12                                                                  4,555           4,890
        5.000%, 05/15/13                                                                  4,710           5,106
   Texas State, Alliance Airport Authority,
      FedEx Corporation Project, AMT, RB
      Callable 04/01/16 @ 100
        4.850%, 04/01/21                                                                  4,000           3,631
   Texas State, College Student Loan
      Project, Ser B, AMT, GO
        5.000%, 08/01/18                                                                  3,135           3,357
   Texas State, Municipal Power Agency,
      RB, MBIA
        4.080%, 09/01/16 (B)(E)                                                              25              18
   Texas State, Public Finance Authority,
      Ser A, GO
      Callable 10/01/16 @ 100
        5.000%, 10/01/24                                                                  1,500           1,568

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Intermediate - Term Municipal Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
   Texas State, Transportation Commission
     Authority, Highway First Tier, Ser A,
     RB
     Callable 04/01/16 @ 100
        5.000%, 04/01/17                                                              $   3,000     $     3,263
   Texas State, Transportation Commission
     Authority, Mobility Fund, Ser A, GO
     Callable 04/01/17 @ 100
        5.000%, 04/01/22                                                                  1,600           1,690
   Texas State, Transportation Commission
     Authority, RB
     Callable 04/01/16 @ 100
        5.000%, 04/01/26                                                                  4,000           4,152
   Texas State, Transportation Commission
     Authority, RB
     Callable 04/01/17 @ 100
        5.000%, 04/01/18                                                                  2,300           2,500
                                                                                                    -----------
                                                                                                        133,108
                                                                                                    -----------
UTAH -- 0.1%
   Salt Lake County, Hospital Authority, IHC
     Health Services Project, RB, AMBAC
        5.500%, 05/15/09                                                                  1,000           1,033
                                                                                                    -----------
VERMONT -- 0.1%
   Vermont State, Housing Finance Agency,
     Housing Project, Ser 23, AMT, RB,
     FSA
     Callable 11/01/14 @ 100
        5.000%, 05/01/34                                                                  1,635           1,628
                                                                                                    -----------
VIRGINIA -- 2.5%
   Charles City County, Industrial
     Development Authority, Waste
     Management Project, AMT, RB
        4.875%, 02/01/09                                                                  5,250           5,306
   Chesapeake, Economic Development
     Authority, RB
        3.600%, 06/01/08 (A)                                                              1,400           1,376
   Fairfax County, Economic Development
     Authority, Ser A, AMT, RB, AMBAC
        6.100%, 02/01/11                                                                  5,000           5,366
   Fairfax County, Refunding & Public
     Improvements Project, Ser A, GO
        5.250%, 04/01/14                                                                  7,425           8,249
   King George County, Industrial
     Development Authority, Waste
     Management Project, Ser A, AMT, RB
        4.100%, 06/01/23                                                                  1,685           1,698
   University of Virginia, Ser B, RB
     Callable 06/01/13 @ 100
        5.000%, 06/01/20                                                                  1,500           1,577
        5.000%, 06/01/21                                                                  1,500           1,571
   Virginia State, Housing Development
     Authority, Ser Sub A, AMT, RB
        4.400%, 01/01/14                                                                  1,950           1,962
        4.300%, 07/01/13                                                                  1,875           1,879
                                                                                                    -----------
                                                                                                         28,984
                                                                                                    -----------
WASHINGTON -- 3.5%
   Clark County, Public Utility District
     Authority, RB, FSA
     Callable 01/01/10 @ 100
        5.625%, 01/01/11                                                                  1,500           1,563
   King County, Public Hospital District No.
     2, Refunding & Improvement -
     Evergreen Healthcare, GO, MBIA
     Callable 12/01/16 @ 100
        5.000%, 12/01/21                                                                  1,910           1,992
   Washington State, Energy Northwest,
     Columbia Generating Project, Ser A, RB
        5.500%, 07/01/15                                                                  2,000           2,241
   Washington State, Energy Northwest,
     Columbia Station Project, Ser A, RB
        5.000%, 07/01/20                                                                  5,000           5,395
   Washington State, Energy Northwest,
     Electric Authority, Ser A, RB
        5.000%, 07/01/14                                                                  2,120           2,302
   Washington State, Energy Northwest,
     Refunding Project, Ser C, RB
        5.000%, 07/01/15                                                                  2,250           2,451
   Washington State, Public Power Supply
     Systems Authority, Nuclear Project
     No. 2, Ser A, RB
     Callable 07/01/08 @ 102
        5.000%, 07/01/12                                                                  3,000           3,067
   Washington State, Public Power Supply
     Systems Authority, Ser B, RB
        7.250%, 07/01/09                                                                    120             123
   Washington State, Ser B, GO
     Callable 01/01/09 @ 100
        5.000%, 01/01/20                                                                  4,300           4,329
   Washington State, Ser B & Ser AT-7, GO
        6.250%, 06/01/10                                                                  4,550           4,891
   Washington State, Tobacco Settlement
     Authority, RB
     Callable 06/01/13 @ 100
        6.500%, 06/01/26                                                                  7,275           7,390
   Washington State, Tobacco Settlement
     Authority, RB
        6.250%, 06/01/11                                                                  4,000           4,143
                                                                                                    -----------
                                                                                                         39,887
                                                                                                    -----------
WISCONSIN -- 0.1%
   Badger, Tobacco Asset Securitization, RB
   Callable 06/01/12 @ 100
        6.125%, 06/01/27                                                                    420             418

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Intermediate - Term Municipal Fund
May 31, 2008

                                                                                Face Amount        Market Value
Description                                                                ($ Thousands)/Shares    ($ Thousands)
-------------------------------------------------------------------        --------------------   -------------
   Wisconsin State, Housing & Economic
     Development Authority, Ser E, AMT, RB
     Callable 07/01/10 @ 100
        5.750%, 09/01/27                                                           $        975     $       982
                                                                                                    -----------
                                                                                                          1,400
                                                                                                    -----------
WYOMING -- 0.1%
   Wyoming State, Community
     Development Authority, Ser 6, AMT, RB
        5.500%, 12/01/17                                                                  1,550           1,630
                                                                                                    -----------

Total Municipal Bonds
   (Cost $1,122,360) ($ Thousands)                                                                    1,126,446
                                                                                                    -----------
TAX EXEMPT CORPORATE BOND -- 0.5%
CALIFORNIA -- 0.5%
   San Manuel Entertainment
     Callable 12/01/13 @ 102
        4.500%, 12/01/16 (F)                                                              6,000           5,723
                                                                                                    -----------
Total Tax Exempt Corporate Bond
   (Cost $5,956) ($ Thousands)                                                                            5,723
                                                                                                    -----------

CASH EQUIVALENT -- 0.0%

   SEI Tax Exempt Trust, Institutional Tax
     Free Fund, Cl A, 1.53% +                                                           212,147             212
                                                                                                    -----------
Total Cash Equivalent
   (Cost $212) ($ Thousands)                                                                                212
                                                                                                    -----------
Total Investments -- 99.3%
   (Cost $1,128,528) ($ Thousands)++
                                                                                                    $ 1,132,381
                                                                                                    ===========

      Percentages are based on Net Assets of $1,139,883 ($ Thousands).

+     The rate shown is the 7-day effective yield as of May 31, 2008.

++ At May 31, 2008, the tax basis cost of the Fund's investments was $1,128,528 ($ Thousands), and the unrealized appreciation and depreciation were $16,139 ($ Thousands) and $(12,286) ($ Thousands), respectively.

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)   Security is escrowed to maturity.

(C) Pre-Refunded Securities - The maturity date shown is the pre-refunded date.

(D) Securities are held in connection with a letter of credit issued by a major bank.

(E) Zero coupon security. The rate shown on the schedule of investments represents the security's effective yield at the time of purchase.

(F) Resales of portions of these securities are subject to Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers.

AMBAC -- American Municipal Bond Assurance Corporation

AMT -- Alternative Minimum Tax (subject to)

CIFG -- CDC IXIS Financial Guaranty

CI -- Class

COP -- Certificate of Participation

FGIC -- Financial Guaranty Insurance Company

FSA -- Financial Security Assistance

GO -- General Obligation

MBIA -- Municipal Bond Investors Association

Radian -- Radian Asset Assurance

RB -- Revenue Bond

Ser -- Series

TA -- Tax Allocation

XLCA -- XL Capital Assurance

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Short Duration Municipal Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
MUNICIPAL BONDS -- 101.2%
ALABAMA -- 0.4%
   Jefferson County, Sewer Authority, Capital
     Improvement Warrants, Ser A, RB,
     FGIC
     Pre-Refunded @ 101
        5.125%, 02/01/09 (A)                                                         $    1,400     $     1,437
                                                                                                    -----------
ALASKA -- 1.8%
   Alaska, Industrial Development & Export
     Authority, Providence Health Systems
     Project, RB
        5.000%, 10/01/09                                                                  1,000           1,035
   Anchorage, Correctional Facility, RB, FSA
     Pre-Refunded @ 100
        6.000%, 02/01/10 (A)                                                              3,830           4,059
   Anchorage, Ice Rink Authority, RB
     Pre-Refunded @ 100
        6.375%, 07/01/10 (A)                                                              1,000           1,080
                                                                                                    -----------
                                                                                                          6,174
                                                                                                    -----------
ARIZONA -- 0.6%
   Nogales, Wastewater Systems Project,
     Ser A, RB
        3.750%, 10/01/08 (B)(C)                                                           2,000           2,021
                                                                                                    -----------
ARKANSAS -- 0.3%
   Arkansas State, Development Finance
     Authority, Revolving Loan Funding
     Project, Ser A, RB
        4.000%, 06/01/08                                                                  1,000           1,000
                                                                                                    -----------
CALIFORNIA -- 6.5%
   California State, Communities
     Development Authority, Multi-Family
     Housing Project, Ser A, RB
     Pre-Refunded @ 103
        6.500%, 12/01/09 (A)                                                              6,800           7,434
   California State, Communities
     Development Authority, Multi-Family
     Housing Project, Ser B-1, RB
     Pre-Refunded @ 103
        7.250%, 12/01/09 (A)                                                                990           1,093
   California State, Health Facilities
     Financing Authority, Stanford Hospital
     Project, RB
        3.450%, 10/01/08 (C)                                                              7,000           7,003
   California State, Ser B, GO
     Callable 03/01/10 @ 100
        5.000%, 07/01/08 (C)                                                              1,325           1,378
        4.000%, 07/01/08 (C)                                                              1,550           1,586
   Sulphur Springs, Union School District,
     COP, AMBAC
        3.680%, 03/01/37                                                                  4,000           3,638
                                                                                                    -----------
                                                                                                         22,132
                                                                                                    -----------
COLORADO -- 4.8%
   Central Platte Valley, Metropolitan
     District, Ser A, GO
     Callable 12/01/08 @ 100
        5.000%, 06/01/08 (B)(C)                                                           2,000           2,059
   Colorado State, Health Facilities
     Authority, Catholic Health Initiatives, RB
     Pre-Refunded @ 100
        5.250%, 09/01/11 (A)                                                              1,000           1,068
   Colorado State, Health Facilities
     Authority, Catholic Health Initiatives, RB
        5.375%, 09/01/10 (D)                                                              1,000           1,059
   Colorado State, Health Facilities
     Authority, Catholic Health Project,
     Ser C-4, RB
        3.750%, 06/01/08 (C)                                                              2,500           2,519
   Colorado State, Health Facilities
     Authority, Evangelical Health Project, RB
        6.250%, 12/01/10 (D)                                                              1,000           1,034
   Denver, Health & Hospital Authority,
     Ser A, RB
     Pre-Refunded @ 101
        5.375%, 12/01/18 (A)                                                              4,400           4,518
   Lincoln Park, Metropolitan District, GO
     Pre-Refunded @ 102
        7.750%, 12/01/11 (A)                                                              4,000           4,594
                                                                                                    -----------
                                                                                                         16,851
                                                                                                    -----------
FLORIDA -- 4.8%
   Florida State, Municipal Power Agency
     Authority, All Requirements Power
     Supply Project, Ser A, RB, FSA
        5.000%, 10/01/09                                                                  3,000           3,099
   Florida State, Rural Utilities Financing
     Authority, Public Projects Construction, RB
     Callable 09/01/08 @ 100
        4.000%, 09/01/10                                                                  5,300           5,316
   Florida State, Rural Utility Financing
     Authority, Public Projects Construction, RB
     Callable 02/01/09 @ 100
        4.000%, 02/01/11                                                                  2,500           2,515
   Highlands County, Health Facilities
     Authority, Adventist Health Systems,
     Ser G, RB
        5.000%, 11/15/12                                                                  1,020           1,076

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Short Duration Municipal Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
   Jea, St. Johns River Power Pack System,
     Ser 1, RB
        5.000%, 10/01/10                                                             $    2,110     $     2,223
   Miami Dade County, Health Facilities
     Authority, Miami Children's Hospital
     Project, Ser A, RB, AMBAC
        4.375%, 08/15/10 (D)                                                                945             983
   Sarasota County, Public Hospital District,
     Memorial Hospital Project, Ser A, RB,
     MBIA
     Callable 07/01/08 @ 100
        1.450%, 07/01/08 (C)                                                                500             500
   South Miami, Health Facilities Authority,
     Baptist Health South Florida Group, RB
        5.000%, 08/15/09                                                                  1,275           1,315
                                                                                                    -----------
                                                                                                         17,027
                                                                                                    -----------
GEORGIA -- 3.5%
   Floyd County, GO
        5.000%, 01/01/10                                                                  1,625           1,691
   Georgia State, Main Street Natural Gas
     Incorporated, Ser B, RB
        5.000%, 03/15/09                                                                  3,450           3,477
   Georgia State, Municipal Electric
     Authority, Ser A, RB, FSA
        5.500%, 01/01/12                                                                  4,700           4,978
   Marietta, Housing Authority, Essential
     Function Project, RB
     Callable 07/07/08 @ 103
        3.950%, 08/01/08 (B)(C)                                                           2,000           2,003
                                                                                                    -----------
                                                                                                         12,149
                                                                                                    -----------
ILLINOIS -- 5.6%
   Chicago, Transit Authority, Federal
     Transit Administration, Sector 5307,
     RB, AMBAC
        4.000%, 06/01/09                                                                  2,265           2,311
   Cook County, School District No. 159,
     GO, FSA
        4.080%, 12/01/10 (E)                                                                930             867
   Decatur, Park District, Park Project,
     Ser B, GO
        4.250%, 12/15/08                                                                  1,189           1,203
   Huntley, Special Service Area No. 10,
     Ser A
     Pre-Refunded @ 102
        6.500%, 03/01/29 (A)                                                              6,608           6,952
   Illinois State, Educational Facilities
     Authority, Art Institute of Chicago, RB
        4.100%, 06/01/08 (C)                                                              2,500           2,528
   Illinois State, Educational Facilities
     Authority, Art Institute of Chicago, RB, GO
     Callable 06/04/08 @ 100
        1.480%, 07/01/08 (C)                                                              1,100           1,100
   McLean County, Public Building
     Commission, Capital Appreciation -
     Public Building Project, RB, MBIA
        4.200%, 11/01/10 (E)                                                              1,550           1,452
   Rock Island-Mercer Etc Counties,
     Community College District No. 503,
     Black Hawk College Project, Ser A, GO,
     AMBAC
        4.000%, 12/01/11                                                                  1,000           1,036
   Winnebago County, School District No.
     122, GO, FGIC
        6.550%, 06/01/12                                                                  2,000           2,202
                                                                                                    -----------
                                                                                                         19,651
                                                                                                    ------------
INDIANA -- 10.4%
   Anderson, Industrial Redevelopment
     Distribution Tax, BAN
     Callable 07/07/08 @ 100
        4.150%, 10/04/08                                                                  2,500           2,516
   Anderson, Redevelopment District
     Authority, BAN
     Callable 07/07/08 @ 100
        4.375%, 10/04/08                                                                  3,700           3,725
   Frankfort, Economic Development
     Authority, Frito-Lay Project, RB
     Callable 11/01/08 @ 100
        4.150%, 11/01/08 (C)                                                              1,000           1,000
   Hamilton County, BAN
     Callable 06/12/08 @ 100
        4.250%, 07/10/08                                                                  3,650           3,656
   Indiana State, Finance Authority,
     Ascension Health Project, Ser E-5, RB
        3.500%, 10/01/08 (C)                                                              5,600           5,614
   Indiana State, Health Facilities Financing
     Authority, Fayette Memorial Hospital
     Association Project, Ser A, RB
     Callable 06/04/08 @ 100
        1.430%, 06/01/08 (B)(C)                                                             100             100
   Indiana State, Municipal Power Agency,
     RB, MBIA
     Callable 01/01/17 @ 100
        1.880%, 07/01/08 (C)                                                              5,700           5,700
   Noblesville, High School Building Project,
     RB, AMBAC
        4.500%, 07/10/10                                                                  2,410           2,507
   Plainfield, Sewer Works Authority, BAN
     Callable 06/12/08 @ 100
        4.100%, 01/01/09                                                                  5,000           5,006
   Zionsville, Sewer Works Authority, BAN
     Callable 06/12/08 @ 100
        4.250%, 12/15/11                                                                  5,725           5,730
                                                                                                    -----------
                                                                                                         35,554
                                                                                                    -----------

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Short Duration Municipal Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
IOWA -- 4.2%
   Coralville, Urban Renewal Project, Ser D,
     BAN
     Callable 07/07/08 @ 100
        4.250%, 06/01/09                                                             $    3,100     $     3,130
   Coralville, Urban Renewal Project, Tax
     Increment, Ser C, TA
        5.000%, 06/01/11                                                                  1,460           1,509
   Iowa State, Finance Authority, Mercy
     Medical Center Project, RB, FSA,
     MBIA
     Pre-Refunded @ 101
        5.750%, 08/15/09 (A)                                                              1,000           1,051
   Iowa State, Higher Education Loan
     Authority, Private College Facilities,
     Wartburg Project, RB
     Callable 06/04/08 @ 100
        1.130%, 07/01/08 (B)(C)                                                             605             605
   Iowa State, Higher Education Loan
     Authority, Ser B, RB
        3.000%, 05/20/09                                                                  3,625           3,653
   Waterloo, Community School District,
     BAN & RAN
        4.750%, 06/01/09                                                                  4,300           4,406
                                                                                                    -----------
                                                                                                         14,354
                                                                                                    -----------
KANSAS -- 2.0%
   Gardner, Temporary Notes, Ser B, GO
        4.200%, 06/01/08                                                                  2,000           2,000
   Junction City, Temporary Notes, Ser A,
     GO
        5.000%, 06/01/08                                                                  2,000           2,000
   Kansas State, Department of
     Transportation Highway Authority,
     Ser A, RB
        7.250%, 09/01/08 (D)                                                              1,410           1,429
   University of Kansas, Hospital Authority,
     Refunding & Improvement, Health
     Systems Project, RB

        5.000%, 09/01/09                                                                    580             596
        5.000%, 09/01/10                                                                    750             779
                                                                                                    -----------
                                                                                                          6,804
                                                                                                    -----------
LOUISIANA -- 0.4%
   Louisiana State, Military Department,
     Custody Receipts Project, RB
        5.000%, 08/01/10                                                                    770             804
        5.000%, 08/01/11                                                                    750             789
                                                                                                    -----------
                                                                                                          1,593
                                                                                                    -----------
MAINE -- 0.3%
   Maine State, Health & Higher Educational
     Facilities Authority, Piper Shores
     Project, Ser A, RB
     Pre-Refunded @ 100
        7.550%, 01/01/09 (A)                                                              1,000           1,029
                                                                                                    -----------

MARYLAND -- 0.3%
   Maryland State, Economic Development
     Authority, Chesapeake Bay, Ser B, RB
     Pre-Refunded @ 101
        7.750%, 12/01/09 (A)                                                              1,000           1,087
                                                                                                    -----------
MASSACHUSETTS -- 2.9%
   Cape Ann, Transportation Authority, RAN
        4.250%, 07/11/08                                                                  2,600           2,606
   Massachusetts State, Construction Loan,
     Ser A, GO
     Pre-Refunded @ 101
        6.000%, 02/01/10 (A)                                                              3,550           3,785
   Merrimack Valley, Regional
     Transportation Authority, RAN
        4.100%, 06/27/08                                                                  3,500           3,504
                                                                                                    -----------
                                                                                                          9,895
                                                                                                    -----------
MICHIGAN -- 1.6%
   Bay City, Electric Utilities Authority, RB,
     FSA
        4.500%, 01/01/10                                                                  1,790           1,843
   Michigan State, South Central Power
     Agency, RB, AMBAC
        5.000%, 11/01/10                                                                  1,020           1,078
   Michigan State, Strategic Fund, Porter
     Hills Village Project, RB
     Pre-Refunded @ 101
        5.375%, 07/01/08 (A)                                                              1,435           1,453
   North Michigan, Summit Academy
     School, Ser Sub, COP
     Pre-Refunded @ 101
        8.750%, 07/01/10 (A)                                                              1,100           1,247
                                                                                                    -----------
                                                                                                          5,621
                                                                                                    -----------
MINNESOTA -- 0.7%
   Mankato, Multifamily Facilities, Highland
     Housing Project, RB
     Callable 07/01/08 @ 100
        1.130%, 07/01/08 (B)(C)                                                             100             100
   Minneapolis & State, Paul Housing &
     Redevelopment Authority, Allina Health
     System Project, Ser B-1, RB, MBIA
        2.300%, 06/01/08 (C)                                                              2,400           2,400
   Roseville, Private School Facilities,
     Northwestern College Project, RB
     Callable 06/04/08 @ 100
        1.130%, 07/01/08 (B)(C)                                                             150             150
                                                                                                    -----------
                                                                                                          2,650
                                                                                                    -----------
MISSISSIPPI -- 0.4%
   Mississippi State, University Educational
     Building Authority, Residence Hall &
     Campus Improvement Project, RB,
     MBIA
        5.000%, 08/01/08                                                                  1,245           1,250
                                                                                                    -----------

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Short Duration Municipal Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
MISSOURI -- 0.5%
   Blue Springs, Neighborhood
     Improvement Authority, Neighborhood
     Improvements Project, Ser A, GO
     Callable 07/07/08 @ 100
        4.000%, 03/01/09                                                             $    1,250     $     1,251
   Missouri State, Health & Educational
     Facilities Authority, St. Louis University
     Project, Ser A, RB
     Callable 06/04/08 @ 100
        1.130%, 07/01/08 (C)                                                                400             400
                                                                                                    -----------
                                                                                                          1,651
                                                                                                    -----------
NEW JERSEY -- 0.9%
   New Jersey State, Equipment Lease
     Purchase, Ser A, COP
        5.000%, 06/15/08                                                                  1,750           1,752
   New Jersey State, Ser A, COP
        5.000%, 06/15/10                                                                  1,255           1,303
                                                                                                    -----------
                                                                                                          3,055
                                                                                                    -----------
NEW MEXICO -- 0.3%
   New Mexico State, Mortgage Finance
     Authority, RB
     Callable 01/01/09 @ 100
        6.000%, 07/01/10 (D)                                                              1,045           1,123
                                                                                                    -----------
NEW YORK -- 9.5%
   Amherst, Industrial Development Civic
     Facilities, University & College
     Improvements Project, Ser A, RB
     Pre-Refunded @ 102
        6.125%, 10/01/11 (A)                                                              3,100           3,490
   New York City, Industrial Development
     Agency, Touro College Project, Ser A,
     RB
     Pre-Refunded @ 103
        6.350%, 06/01/29 (A)                                                             10,530          11,166
   New York City, Ser E, GO
        5.000%, 08/01/11                                                                  6,000           6,361
   New York City, Triborough Bridge &
     Tunnel Authority, Convention Center
     Project, Ser E, RB
        7.250%, 01/01/10                                                                  4,620           4,830
   New York State, Housing Finance
     Agency, Multi-Family Housing
     Authority, Cannon Street Senior
     Housing Project, Ser B, AMT, RB
        4.300%, 08/15/10 (B)                                                              1,490           1,496
   New York State, Thruway Authority, Local
     Highway & Bridge Project, RB
        5.000%, 04/01/09                                                                    725             742

   Suffolk County, Industrial Development
     Agency, Jefferson's Ferry Project,
     Ser A, RB
     Pre-Refunded @ 102
        7.200%, 11/01/09 (A)                                                              1,140           1,220
   Troy, Industrial Development Authority,
     Rensselaer Polytechnic Project, Ser A,
     RB
        5.000%, 06/01/08 (C)                                                              4,000           4,141
                                                                                                    -----------
                                                                                                         33,446
                                                                                                    -----------
NORTH CAROLINA -- 2.9%
   North Carolina State, Medical Care
     Commission, First Mortgage-DePaul
     Community Facilities Project, RB
     Pre-Refunded @ 102
        7.625%, 11/01/29 (A)                                                              1,840           1,987
   North Carolina State, Medical Care
     Commission, United Methodist Homes
     Project, RB
     Pre-Refunded @ 101
        7.000%, 10/01/17 (A)                                                              2,450           2,626
   North Carolina State, Medical Care
     Community Hospital, Wilson Medical
     Center Project, RB
        4.500%, 11/01/08                                                                  1,235           1,247
   North Carolina State, Municipal Power
     Agency No. 1 Catawba, Ser C, RB
        4.000%, 01/01/10                                                                  1,400           1,424
   North Carolina State, Municipal Power
     Agency, Ser A, RB, AMBAC
        4.000%, 01/01/09                                                                  2,540           2,565
                                                                                                    -----------
                                                                                                          9,849
                                                                                                    -----------
OHIO -- 2.6%
   Ohio State, American Municipal Power,
     Bowling Green College Project, Ser A,
     BAN
        5.000%, 02/01/10                                                                  2,000           2,028
   Ohio State, Department of Administrative
     Services, Adiministrative Knowledge
     Systems Project, Ser A, COP, MBIA
        4.250%, 09/01/09                                                                  1,845           1,890
        4.000%, 09/01/08                                                                  2,185           2,196
   Ohio State, GO
        6.650%, 09/01/09                                                                  1,765           1,819
   Ohio State, Major New State
     Infrastructure, Ser 2005-1, RB, MBIA
        4.000%, 12/15/08                                                                  1,370           1,385
                                                                                                    -----------
                                                                                                          9,318
                                                                                                    -----------
OKLAHOMA -- 1.4%
   Oklahoma State, Industries Authority,
     Health Systems Project, Ser A, RB,
     MBIA
     Pre-Refunded @ 101
        5.750%, 08/15/09 (A)                                                              2,110           2,219

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Short Duration Municipal Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
   Tulsa County, Independent School
     District No. 5, Building Project, GO
        4.000%, 06/01/08                                                              $   1,285     $     1,285
   Tulsa County, Industrial Authority,
     Owasso Public Schools Project, RB
        5.000%, 09/01/10                                                                  1,200           1,269
                                                                                                    -----------
                                                                                                          4,773
                                                                                                    -----------
PENNSYLVANIA -- 3.0%
   Allegheny County, Hospital Development
     Authority, University of Pittsburgh
     Medical Center Project, Ser A, RB
        5.000%, 09/01/09                                                                  1,000           1,033
   Allegheny County, Port Authority, Sub
     Lien-Transportation, Ser Sub, RB,
     MBIA
        5.500%, 06/01/08                                                                  1,265           1,265
   Montgomery County, Industrial
     Development Authority, Retirement
     Communities Project, Ser B, RB
        5.000%, 11/15/10                                                                  1,400           1,438
        5.000%, 11/15/11                                                                  1,000           1,032
   Pennsylvania State, Higher Educational
     Facilties Authority, RB
        4.500%, 05/01/10                                                                  3,585           3,673
   Sayre, Health Care Facilities Authority,
     Guthrie Health Project, Ser A, RB
     Pre-Refunded @ 101
        5.875%, 12/01/11 (A)                                                              1,700           1,881
                                                                                                    -----------
                                                                                                         10,322
                                                                                                    -----------
PUERTO RICO -- 0.3%
   Puerto Rico Commonwealth, Industrial
     Medical & Envirmonmental Authority,
     Abbott Labs Project, RB
     Callable 03/01/09 @ 100
        3.950%, 09/01/08 (C)                                                              1,000           1,001
                                                                                                    -----------
RHODE ISLAND -- 1.3%
   Rhode Island State, Economic
     Development Authority, Department of
     Transportation Project, Ser A, RB
        5.000%, 06/15/09                                                                  3,300           3,395
   Rhode Island State, Health & Educational
     Building Authority, Hospital Financing-
     Lifespan Obligation Group Project, RB
        5.750%, 08/15/10                                                                  1,020           1,072
                                                                                                    -----------
                                                                                                          4,467
                                                                                                    -----------
SOUTH CAROLINA -- 3.1%
   South Carolina State, Jobs Economic
     Development Authority, Improvements-
     Palmetto Health Alliance Project,
     Ser A, RB
     Pre-Refunded @ 102
        7.375%, 12/15/10 (A)                                                              2,600           2,959

   South Carolina State, Jobs Economic
     Development Authority, Lutheram
     Homes Project, RB
     Pre-Refunded @ 102
        6.625%, 05/01/20 (A)                                                              5,400           5,734
   South Carolina State, Public Service
     Authority, Ser A, RB, FSA
        5.000%, 01/01/09                                                                  1,675           1,705
                                                                                                    -----------
                                                                                                         10,398
                                                                                                    -----------
SOUTH DAKOTA -- 1.8%
   Heartland, Consumers Power District, RB
     Callable 07/07/08 @ 100
        6.000%, 01/01/10 (D)                                                              3,105           3,204
   Heartland, Consumers Power District,
     RB, FSA
        6.000%, 01/01/12                                                                  2,250           2,408
   South Dakota State, Health & Educational
     Facilities Authority, Childrens Care
     Hospital Project, RB
     Pre-Refunded @ 101
        6.125%, 11/01/09 (A)                                                                705             748
                                                                                                    -----------
                                                                                                          6,360
                                                                                                    -----------
TENNESSEE -- 1.0%
   Tennessee State, Energy Acquisition,
     Ser A, RB
        5.000%, 09/01/09                                                                  2,000           2,024
   Tennessee State, Energy Acquisition,
     Ser C, RB
        5.000%, 02/01/10                                                                  1,500           1,521
                                                                                                    -----------
                                                                                                          3,545
                                                                                                    -----------
TEXAS -- 9.5%
   Conroe, Independent School District, GO
        5.000%, 02/15/09                                                                  1,970           2,012
   Eagle Mountain & Saginaw, Independent
     School District, Capital Appreciation
     Project, GO
        4.120%, 08/15/11 (E)                                                              1,235           1,116
   Fort Bend County, Industrial
     Development Authority, Frito Lay
     Project, RB
     Callable 10/01/08 @ 100
        3.500%, 10/01/08 (C)                                                              1,725           1,733
   Fort Bend, Independent School District
     Authority, GO
     Pre-Refunded @ 100
        5.375%, 02/15/09 (A)                                                              4,000           4,099
   Harris County, Health Facilities
     Development Authority, Christus
     Health Project, Ser A, RB, MBIA
     Pre-Refunded @ 101
        5.375%, 07/01/09 (A)                                                              5,000           5,224

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Short Duration Municipal Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
   Harris County, Health Facilities
     Development Authority, MEM
     Hermannn Healthcare System Project,
     Ser A, RB
        5.000%, 12/01/08                                                            $     2,250     $     2,280
   Harris County, Hospital District, RB,
     MBIA
     Pre-Refunded @ 100
        6.000%, 02/15/14 (A)                                                              5,000           5,372
   Laredo, Independent School District
     Callable 06/30/08 @ 100
        4.080%, 08/01/08                                                                  4,900           4,915
   Lewisville, Independent School District,
     Capital Appreciation Project, GO
        4.070%, 08/15/11 (E)                                                              1,000             901
   North Central Texas, Health Facility
     Development Authority, Retirement
     Facilities Project, Ser A, RB
        7.000%, 11/15/10 (D)                                                                605             640
   Prosper, Independent School District,
     Capital Appreciation, School Building
     Project, GO
        4.000%, 08/15/11 (E)                                                              1,130           1,021
   Tarrant County, Cultural Education
     Authority, Buckner Retirement
     Services Project, RB
        5.000%, 11/15/10                                                                    600             612
   Texas State, Municipal Power Agency
     Revenue Authority, Ser Sub, RB, FGIC
     Callable 07/07/08 @ 100
        4.250%, 09/01/10                                                                  2,500           2,502
                                                                                                    -----------
                                                                                                         32,427
                                                                                                    -----------
VIRGINIA -- 3.5%
   Alexandria, Industrial Development
     Authority, Defense Analyses Project,
     Ser A, RB, AMBAC
     Pre-Refunded @ 101
        5.900%, 10/01/10 (A)                                                              6,000           6,526
   Big Stone Gap, Redevelopment &
     Housing Authority, RB
        5.000%, 09/01/08                                                                  1,595           1,607
   Rappahannock, Regional Jail Authority,
     RB
     Callable 12/01/08 @ 100
        4.250%, 12/01/09                                                                  1,000           1,007
   Riverside, Regional Jail Authority,
     Ser Sub, RAN
     Callable 07/01/09 @ 100
        4.250%, 07/01/10                                                                  2,615           2,654
                                                                                                    -----------
                                                                                                         11,794
                                                                                                    -----------
WASHINGTON -- 2.6%
   Energy Northwest, Electric Power
     Authority, Project 3, Ser A, RB
        5.000%, 07/01/08                                                                  2,100           2,105

   King County, School District No.
     411 Issaquah, GO
        6.375%, 12/01/08                                                                  1,670           1,707
   King County, School District No.
     415, Ser C, GO
        6.300%, 12/01/08                                                                    355             363
   King County, Ser D, GO
     Callable 07/07/08 @ 102
        5.600%, 12/01/09                                                                  2,000           2,043
   Washington State, Ser A, GO, FSA
        6.250%, 02/01/11                                                                    890             943
   Washington State, State Liquor
     Control Board Project, Ser I,
     COP, AMBAC
        4.750%, 01/01/10                                                                  1,590           1,645
                                                                                                    -----------
                                                                                                          8,806
                                                                                                    -----------
WISCONSIN -- 4.0%
   Ledgeview, Sanitation District No.
     002 , BAN
     Callable 07/07/08 @ 100
        4.750%, 03/01/09                                                                  2,650           2,654
   Marquette County, GO
     Callable 08/01/09 @ 100
        4.500%, 08/01/10                                                                  2,630           2,682
   Plover, Ser B
        4.250%, 06/01/08                                                                  1,500           1,500
   Wisconsin State, Health &
     Educational Facilities Authority,
     Healthcare Development
     Project, RB
     Pre-Refunded @ 101
        6.250%, 11/15/09 (A)                                                              1,250           1,327
   Wisconsin State, Health &
     Educational Facilities Authority,
     Senior Housing Project, Ser A,
     RB
     Pre-Refunded @ 103
        7.000%, 08/01/29 (A)                                                              5,000           5,382
                                                                                                    -----------
                                                                                                         13,545
                                                                                                    -----------
WYOMING -- 1.5%
   Campbell County, Recreation
     Project, RB
        5.000%, 06/15/10                                                                  1,430           1,481
        4.000%, 06/15/09                                                                  1,660           1,684
   Laramie County, Wyoming Sales
     and Use Tax Authority, Special
     Purpose Project, TAW
        4.500%, 06/30/08                                                                  2,075           2,079
                                                                                                    -----------
                                                                                                          5,244
                                                                                                    -----------
Total Municipal Bonds
   (Cost $346,342) ($ Thousands)                                                                        349,403
                                                                                                    -----------

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Short Duration Municipal Fund
May 31, 2008

                                                                                                   Market Value
Description                                                                           Shares       ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A, 1.53% +                                                        89,338     $        89
                                                                                                    -----------

Total Cash Equivalent
   (Cost $89) ($ Thousands)                                                                                  89
                                                                                                    -----------
Total Investments -- 101.2%
   (Cost $346,431) ($ Thousands)++                                                                  $   349,492
                                                                                                    ===========

      Percentages are based on Net Assets of $345,210 ($ Thousands).

+     The rate shown is the 7-day effective yield as of May 31, 2008.

++ At May 31, 2008, the tax basis cost of the Fund's investments was $346,431 ($ Thousands), and the unrealized appreciation and depreciation were $3,109 ($ Thousands) and $(48) ($ Thousands), respectively.

(A) Pre-Refunded Securities - The maturity date shown is the pre-refunded date.

(B) Securities are held in connection with a letter of credit issued by a major bank.

(C) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(D)   Security is escrowed to maturity.

(E) Zero coupon security. The rate shown on the schedule of investments represents the security's effective yield at the time of purchase.

AMBAC -- American Municipal Bond Assurance Corporation

AMT -- Alternative Minimum Tax (subject to)

BAN -- Bond Anticipation Note

Cl -- Class

COP -- Certificate of Participation

FGIC -- Financial Guaranty Insurance Company

FSA -- Financial Security Assistance

GO -- General Obligation

MBIA -- Municipal Bond Investors Association

RAN -- Revenue Anticipation Note

RB -- Revenue Bond Ser --Series

TA -- Tax Allocation

TAW -- Tax Anticipation Warrant

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Pennsylvania Municipal Bond Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
MUNICIPAL BONDS -- 98.8%
PENNSYLVANIA -- 83.5%
      Allegheny County, Airport Authority,
           Ser B, AMT, RB, FGIC
                5.000%, 01/01/23                                                        $   500     $       472
      Allegheny County, Higher Education
           Building Authority, Chatham College,
           Ser A, RB
           Callable 03/01/12 @ 100
                5.850%, 03/01/22                                                            635             658
      Allegheny County, Higher Education
           Building Authority, Chatham College,
           Ser A, RB, Radian Insured
           Callable 09/01/08 @ 102
                5.125%, 09/01/13                                                          1,895           1,938
      Allegheny County, Hospital Development
           Authority, Harmarville Rehabilitation
           Center, RB
           Callable 07/07/08 @ 100
                6.000%, 10/01/08 (A)                                                        125             127
      Allegheny County, Hospital Development
           Authority, Health Systems-West
           Pennsylvania, Ser A, RB
                5.000%, 11/15/09                                                          1,000           1,003
      Allegheny County, Hospital Development
           Authority, Montefiore Hospital, RB
           Callable 07/07/08 @ 100
                6.875%, 07/01/09 (A)                                                        160             162
      Allegheny County, Hospital Development
           Authority, University of Pittsburgh
           Medical Center, Ser B, RB
                5.250%, 06/15/15                                                          1,000           1,073
      Allegheny County, Industrial Development
           Authority, Duquesne Light Project, RB,
           AMBAC
                4.350%, 12/01/13                                                          1,500           1,555
      Allegheny County, Residential Finance
           Authority, Single-Family Mortgage,
           Ser CC-1, RB
           Callable 11/01/08 @ 102
                5.200%, 05/01/17                                                            900             908
      Allegheny County, Ser C-56, GO, FSA
                5.000%, 10/01/15                                                          1,000           1,102
      Allentown, Area Hospital Authority,
           Sacred Heart Hospital Project, RB
           Callable 07/07/08 @ 100
                8.000%, 03/01/09 (A)                                                         50              52
      Bensalem Township, Water & Sewer
           Authority, RB
           Callable 07/07/08 @ 100
                6.750%, 12/01/14 (A)                                                         95             104
      Berks County, GO, AMBAC
                5.850%, 11/15/18                                                          1,000           1,160
      Blair County, Hospital Authority, RB
                6.900%, 07/01/08 (A)                                                         75              75
      Bucks County, Water & Sewer Authority,
           RB
                6.375%, 12/01/08 (A)                                                          5               5
      Cambria County, Hospital Development
           Authority, Conemaugh Valley Memorial
           Hospital, RB
           Callable 07/07/08 @ 100
                7.625%, 09/01/11 (A)                                                        134             144
      Central Dauphin County, School District,
           GO, MBIA
                Pre-Refunded @ 100
                6.000%, 02/01/16 (B)                                                      1,900           2,222
      Chester County, Great Valley School
           District, GO, FSA
                5.000%, 02/15/15                                                          1,000           1,096
                5.000%, 02/15/16                                                          1,000           1,100
      Chester County, Health & Education
           Facilities Authority, Immaculata
           College, RB
           Callable 07/07/08 @ 100
                5.250%, 10/15/10                                                            345             346
      Chester County, Health & Education
           Facilities Authority, The Devereux
           Foundation, RB, Radian Insured
           Callable 11/01/12 @ 100
                4.400%, 11/01/15                                                            100             101
                4.300%, 11/01/14                                                            100             102
      Cumberland County, Municipal Authority,
           Presbyterian Homes Project, Ser A,
           RB, Radian Insured
           Callable 12/01/12 @ 100
                4.750%, 12/01/19                                                          3,170           3,185
      Delaware County, Healthcare Authority,
           Mercy Health Project, Ser A, RB
           Callable 07/07/08 @ 100
                5.125%, 11/15/12 (A)                                                        115             116
      Delaware County, Industrial Development
           Authority, Dates Parcel Services
           Project, RB
           Callable 07/01/08 @ 100
                0.910%, 06/01/08 (C)                                                      1,000           1,000
      Delaware River, Port Authority of
           Pennsylvania & New Jersey, Deleware
           Bridges Project, RB
           Callable 07/07/08 @ 100
                6.500%, 01/15/11 (A)                                                         95             101
      Delaware River, Toll Bridge Commission,
           RB
                5.250%, 07/01/13                                                          1,475           1,601
      Delaware Valley, Regional Finance
           Authority, RB
                5.500%, 07/01/12                                                          1,000           1,077

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Pennsylvania Municipal Bond Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
      Derry Township, Sanitation Sewer
           Authority, RB
           Callable 07/07/08 @ 100
                6.250%, 08/01/12 (A)                                                  $      25     $        27
      Dover Township, Sewer Authority, RB
           Callable 07/07/08 @ 100
                6.250%, 05/01/12 (A)                                                         25              27
      Erie County, Hospital Authority, Erie
           County Geriatric, RB
           Callable 07/07/08 @ 100
                6.250%, 07/01/11 (A)                                                         85              88
      Erie, Higher Education Building Authority,
           Gannon University Project, RB,
           AMBAC
                7.375%, 06/01/08 (A)                                                         15              15
      Erie, Higher Education Building Authority,
           Mercyhurst College Project, RB
           Callable 06/30/08 @ 100
                5.700%, 03/15/11                                                             85              85
                5.650%, 03/15/10                                                            180             181
      Erie, Higher Education Building Authority,
           Mercyhurst College Project, Ser A, RB
           Callable 03/15/15 @ 100
                4.750%, 03/15/20                                                          1,500           1,476
      Greenwood, School District Authority, GO,
           MBIA
           Callable 07/07/08 @ 100
                6.750%, 09/01/08 (A)                                                         10              10
      Hampton Township, Sanitation Sewer
           Authority, RB
           Callable 09/01/08 @ 100
                6.500%, 09/01/10 (A)                                                         60              65
      Horsham Township, Sewer Authority, RB,
           MBIA
           Callable 07/07/08 @ 100
                6.700%, 01/01/11 (A)                                                         10              11
      Indiana County, Industrial Development
           Authority, Exelon Generation Project,
           Ser A, AMT, RB, MBIA
           Callable 07/01/08 @ 100
                1.310%, 06/01/08 (C)(D)                                                     800             800
      Kennett, Consolidated School District,
           GO, MBIA
                5.000%, 02/15/15                                                            505             551
      Lancaster County, Hospital Authority,
           Health Systems Project, Ser B, RB
           Callable 03/15/17 @ 100
                5.000%, 03/15/20                                                          1,000           1,023
      Lancaster, Area Sewer Authority, RB
                6.750%, 04/01/12 (A)                                                          5               5
                6.000%, 04/01/12 (A)                                                        190             204
      Lancaster, Parking Authority, RB
           Callable 07/07/08 @ 100
                5.750%, 01/01/12 (A)                                                         30              32
      Lancaster, Solid Waste Management
           Authority, Ser B, RB, AMBAC
           Pre-Refunded @ 101
                5.375%, 12/15/08 (B)                                                      1,200           1,233
      Langhorne, Higher Education Authority,
           Woods Services, RB, Radian Insured
           Callable 11/15/11 @ 100
                4.950%, 11/15/16                                                          2,485           2,545
                4.650%, 11/15/13                                                            850             873
      Lehigh County, General Purpose
           Authority, Lehigh Valley Hospital
           Project, Ser B, RB, MBIA
           Callable 06/06/08 @ 100
                2.500%, 06/01/08 (C)                                                        600             600
      Lower Pottsgrove Township, Sewer
           Authority, RB
           Callable 11/01/08 @ 100
                6.250%, 05/01/12 (A)                                                         50              54
      Luzerne County, Ser C, GO, FGIC
                5.250%, 12/15/15                                                          1,000           1,079
      McKeesport, Area School District, Ser C,
           GO
           Callable 07/07/08 @ 100
                5.000%, 04/01/13 (A)                                                        405             426
      Meadville, Area Water Authority, RB, FSA
                5.125%, 07/01/14                                                            435             484
      Mifflin County, Hospital Authority, RB,
           Radian Insured
           Callable 01/01/11 @ 101
                5.500%, 07/01/12                                                          1,375           1,480
      Monroe County, Hospital Authority,
           Pocono Medical Center Project, Ser A,
           RB, Radian Insured
           Callable 01/01/12 @ 100
                5.500%, 01/01/22                                                          1,000           1,021
      Montgomery County, Higher Education &
           Health Authority, Arcadia University,
           RB, Radian Insured
                5.000%, 04/01/15                                                            500             523
      Montgomery County, Higher Education &
           Health Authority, Dickinson College,
           Ser FF-1, RB, CIFG
                5.000%, 05/01/16                                                          1,140           1,238
      Montgomery County, Industrial
           Development Authority, Resource
           Recreation-Montenay Project, Ser A,
           RB, MBIA
                5.250%, 11/01/14                                                          1,000           1,091
      Nazareth, Area School District, Ser A, GO,
           FSA
           Pre-Refunded @ 100
                5.000%, 02/15/29 (B)                                                        500             551
      Neshaminy, Water Reserve Authority, RB
           Callable 07/07/08 @ 100
                5.750%, 03/01/11 (A)                                                         10              11

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Pennsylvania Municipal Bond Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
      Northampton County, Higher Education
           Building Authority, Moravian College,
           RB, Radian Insured
           Callable 07/01/09 @ 100
                5.125%, 07/01/19                                                       $    470        $    472
      Northampton County, Industrial
           Development Authority, Moravian Hall
           Square Project, RB, Radian Insured
           Callable 01/01/13 @ 100
                5.500%, 07/01/15                                                            995           1,053
      Northampton County, Industrial
           Development Authority, Moravian Hall
           Square Project, Ser B, RB, Radian
           Insured
           Callable 07/07/08 @ 100
                5.350%, 07/01/10                                                            100             100
      Northampton County, Municipal
           Authority, RB
           Callable 07/07/08 @ 100
                6.750%, 11/01/13 (A)                                                         25              27
      Pennsylvania State, Economic
           Development Financing Authority,
           Colver Project, Ser F, AMT, RB,
           AMBAC
                5.000%, 12/01/14                                                          2,000           2,091
      Pennsylvania State, Economic
           Development Financing Authority, Dr.
           Gertrude A. Barber Center Project, RB,
           Radian Insured
           Callable 12/01/10 @ 100
                5.625%, 12/01/15                                                            885             917
      Pennsylvania State, Economic
           Development Financing Authority, York
           Water Project, Ser A, AMT, RB, XLCA
           Callable 04/01/14 @ 100
                5.000%, 04/01/16                                                          1,450           1,464
      Pennsylvania State, Higher Education
           Facilities Authority, GO, FSA
                5.375%, 07/01/20                                                          1,000           1,134
      Pennsylvania State, Higher Educational
           Facilties Authority, Allegheny Delaware
           Valley Obligation Project, Ser A, RB,
           MBIA
           Callable 07/07/08 @ 101
                5.875%, 11/15/16                                                             25              25
      Pennsylvania State, Higher Educational
           Facilties Authority, Allegheny Delaware
           Valley Obligation Project, Ser A, RB,
           MBIA
                5.600%, 11/15/10                                                          2,000           1,997
      Pennsylvania State, Higher Educational
           Facilties Authority, Allegheny Delaware
           Valley Obligation Project, Ser C, RB,
           MBIA
           Callable 07/07/08 @ 101
                5.875%, 11/15/18                                                          3,200           3,216
                5.700%, 11/15/10                                                             50              50
      Pennsylvania State, Higher Educational
           Facilties Authority, Drexel University,
           RB
           Callable 11/01/12 @ 100
                5.500%, 05/01/13                                                          2,750           2,974
      Pennsylvania State, Higher Educational
           Facilties Authority, Philadelphia
           University, RB, Radian Insured
           Pre-Refunded @ 100
                5.750%, 06/01/10 (B)                                                        660             703
      Pennsylvania State, Higher Educational
           Facilties Authority, University of
           Pennsylvania Health Project, Ser A,
           RB, AMBAC
                5.000%, 08/15/14                                                          1,000           1,085
      Pennsylvania State, Higher Educational
           Facilties Authority, University of
           Pennsylvania Health Project, Ser A,
           RB, MBIA
           Callable 07/01/08 @ 100
                5.375%, 01/01/14                                                          2,000           2,004
      Pennsylvania State, Higher Educational
           Facilties Authority, University of the
           Arts, RB, Radian Insured
           Callable 03/15/10 @ 100
                5.500%, 03/15/13                                                          1,025           1,055
      Pennsylvania State, Higher Educational
           Facilties Authority, Widener University,
           RB
           Callable 07/15/13 @ 100
                5.000%, 07/15/20                                                          1,000           1,010
      Pennsylvania State, Housing Finance
           Agency, Ser 97-A, AMT, RB
           Callable 10/01/16 @ 100
                4.500%, 10/01/22                                                          1,000             927
      Pennsylvania State, Intergovernmental
           Authority, Philadelphia Funding
           Project, Special Tax, FGIC
           Callable 06/15/09 @ 100
                5.250%, 06/15/15                                                          3,100           3,153
      Pennsylvania State, Ser 1st, GO
                5.000%, 10/01/15                                                            700             770
      Pennsylvania State, University Project,
           Ser B, RB
                5.250%, 08/15/21                                                          1,000           1,114

                         SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Pennsylvania Municipal Bond Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
      Pennsylvania Turnpike Commission, RB,
           AMBAC
           Pre-Refunded @ 101
                5.000%, 07/15/11 (B)                                                  $   1,160     $     1,249
      Philadelphia Gas Works, 3rd Ser, RB,
           FSA
           Pre-Refunded @ 100
                5.125%, 08/01/31 (B)                                                        880             945
      Philadelphia, Airport Authority, Ser B,
           AMT, RB, FSA
                5.000%, 06/15/17                                                            750             765
      Philadelphia, Gas Works Authority, Ser B,
           RB, MBIA
                7.000%, 05/15/20 (A)                                                      1,545           1,850
      Philadelphia, GO, CIFG
           Callable 08/01/16 @ 100
                5.000%, 08/01/17                                                          1,000           1,044
      Philadelphia, Hospitals & Higher
           Education Facilities Authority, Jefferson
           Health Systems Project, Ser A, RB,
           AMBAC
           Callable 07/07/08 @ 101
                5.125%, 05/15/18                                                          1,000           1,011
      Philadelphia, Redevelopment Authority,
           Multi-Family Housing Authority,
           Woodstock Project, RB, HUD
           Callable 08/01/08 @ 100
                5.450%, 02/01/23                                                          1,225           1,226
      Philadelphia, School District, Ser B, GO,
           AMBAC
                5.000%, 04/01/13                                                            500             529
      Philadelphia, Waste & Wastewater
           Authority, Ser A, RB, AMBAC
                5.000%, 08/01/15                                                          1,000           1,077
      Pittsburgh, Public Parking Authority,
           Saint Francis General Hospital Project,
           RB
           Callable 07/07/08 @ 100
                6.625%, 10/01/12 (A)                                                         20              22
      Pittsburgh, Ser A, GO, AMBAC
                5.500%, 09/01/14                                                          1,885           1,977
      Pittsburgh, Ser B, GO, FSA
                5.250%, 09/01/15                                                          1,000           1,116
      Pittsburgh, Urban Redevelopment
           Authority, Home Improvement Loan
           Project, Ser B, RB
           Callable 08/01/08 @ 101
                5.150%, 02/01/17                                                            175             175
      Pittsburgh, Urban Redevelopment
           Authority, Ser B, RB
           Callable 10/01/08 @ 101
                4.700%, 10/01/10                                                             90              91
      Pittsburgh, Urban Redevelopment
           Authority, Triangle Tax Increment,
           Ser A, TA
           Callable 07/07/08 @ 100
                6.000%, 12/01/11 (D)                                                      2,180           2,215
      Pittsburgh, Urban Redevelopment
           Authority, Triangle Tax Increment,
           Ser B, TA
           Callable 07/07/08 @ 100
                6.250%, 03/15/15 (D)                                                      1,700           1,716
      Quakertown, Hospital Authority,
           Community Hospital Project
                7.125%, 01/01/11 (A)                                                         50              53
      Reading, Area Water Auhtority, RB, FSA
           Callable 06/01/17 @ 100
                5.000%, 12/01/21                                                          2,080           2,213
      Scranton-Lackawanna, Health & Welfare
           Authority, Moses Taylor Hospital, RB
           Callable 07/07/08 @ 100
                6.625%, 07/01/09 (A)                                                        255             261
      South Fayette Township, Sanitation
           Authority, RB
           Callable 07/07/08 @ 100
                6.375%, 11/01/12 (A)                                                         85              92
      South Fork, Municipal Authority,
           Conemaugh Valley Memorial Hospital,
           RB
                5.625%, 07/01/10                                                             15              16
      Southcentral, General Authority, Hanover
           Hospital Project, RB, Radian Insured
           Callable 06/01/12 @ 100
                4.900%, 12/01/14                                                            545             564
      Susquehanna Township, Sewer Authority,
           RB
           Callable 07/07/08 @ 100
                6.000%, 11/15/13 (A)                                                         60              65
      Upper Allen Township, Sewer Authority,
           RB
           Callable 07/07/08 @ 100
                5.750%, 04/01/13 (A)                                                        160             173
      Warwick, School District, GO, FGIC
                5.000%, 02/15/15                                                          1,000           1,078
      Westmoreland County, Municipal
           Authority, Special Obligation
                9.125%, 07/01/10 (A)                                                         25              26
      Willistown Township, Municipal Authority,
           RB
           Callable 07/07/08 @ 100
                6.000%, 01/01/15 (A)                                                         15              16
      Wrightsville, Municipal Authority, RB
           Callable 07/07/08 @ 100
                5.625%, 11/15/08 (A)                                                         10              10
      York County, Industrial Development
           Authority, York Water Project, RB
                3.750%, 06/01/08                                                          1,000           1,006

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Pennsylvania Municipal Bond Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
      York Township, Water & Sewer Authority
                5.900%, 08/01/13 (A)                                                  $     105     $       119
                                                                                                    -----------
                                                                                                         90,435
                                                                                                    -----------
PUERTO RICO -- 15.3%
      Puerto Rico Commonwealth, Aqueduct &
           Sewer Authority, Ser A, RB
                5.000%, 07/01/15                                                            500             535
      Puerto Rico Commonwealth, Electric
           Power Authority, Ser QQ, RB, XLCA
                5.500%, 07/01/16                                                            500             536
      Puerto Rico Commonwealth, Electric
           Power Authority, Ser UU, RB, MBIA
                5.000%, 07/01/19                                                            500             521
      Puerto Rico Commonwealth, Government
           Development Bank Authority, Ser B,
           RB
                5.000%, 12/01/11                                                            250             258
                5.000%, 12/01/13                                                            880             908
                5.000%, 12/01/14                                                            650             670
      Puerto Rico Commonwealth, Highway &
           Transportation Authority, Ser AA, RB,
           MBIA
                5.500%, 07/01/18                                                          1,100           1,192
                5.500%, 07/01/19                                                          1,000           1,082
      Puerto Rico Commonwealth, Highway &
           Transportation Authority, Ser BB, RB,
           AMBAC
                5.250%, 07/01/17                                                          1,500           1,612
      Puerto Rico Commonwealth, Highway &
           Transportation Authority, Ser CC, RB
                5.000%, 07/01/16                                                          1,230           1,273
      Puerto Rico Commonwealth, Highway &
           Transportation Authority, Ser K, RB
                5.000%, 07/01/13                                                            480             494
      Puerto Rico Commonwealth, Highway &
           Transportation Authority, Ser N, RB
                5.500%, 07/01/24                                                          1,000           1,047
      Puerto Rico Commonwealth, Housing
           Finance Authority, Capital Funding
           Program, RB, HUD
                5.000%, 12/01/13                                                            500             525
      Puerto Rico Commonwealth, Public
           Buildings Authority, Government
           Facilities Project, Ser C, RB
                5.500%, 07/01/16                                                          1,000           1,058
      Puerto Rico Commonwealth, Public
           Finance Authority, Commonwealth
           Appropriations Project, Ser A, RB
           Callable 02/01/12 @ 100
                5.750%, 08/01/08 (C)(D)                                                   1,635           1,658
      Puerto Rico Commonwealth, Public
           Improvements Project, Ser A, GO
                5.250%, 07/01/14                                                          1,000           1,040

                                                                                Face Amount        Market Value
Description                                                                ($ Thousands)/Shares   ($ Thousands)
---------------------------------------------------                        --------------------   -------------
      Puerto Rico Commonwealth, Public
           Improvements Project, Ser A, GO,
           MBIA
                5.500%, 07/01/18                                                      $   1,000     $     1,075
      Puerto Rico Commonwealth, Public
           Improvements Project, Ser A, GO,
           XLCA
                5.500%, 07/01/17                                                          1,050           1,115
                                                                                                    -----------

                                                                                                         16,599
                                                                                                    -----------
Total Municipal Bonds
      (Cost $106,153) ($ Thousands)                                                                     107,034
                                                                                                    -----------
CASH EQUIVALENT -- 0.0%
      SEI Tax Exempt Trust, Institutional Tax
           Free Fund, Cl A, 1.53%+                                                       20,855              21
                                                                                                    -----------
Total Cash Equivalent
      (Cost $21) ($ Thousands)                                                                               21
                                                                                                    -----------
Total Investments -- 98.8%
      (Cost $106,174) ($ Thousands)++                                                               $   107,055
                                                                                                    ===========

      Percentages are based on Net Assets of $108,324($ Thousands).

+     The rate shown is the 7-day effective yield as of May 31, 2008.

++ At May 31, 2008, the tax basis cost of the Fund's investments was $106,174 ($ Thousands), and the unrealized appreciation and depreciation were $1,762 ($ Thousands) and $(881) ($ Thousands), respectively.

(A)   Security is escrowed to maturity.

(B) Pre-Refunded Securities - The maturity date shown is the pre-refunded date.

(C) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(D) Securities are held in connection with a letter of credit issued by a major bank.

AMBAC -- American Municipal Bond Assurance Corporation

AMT -- Alternative Minimum Tax (subject to)

CIFG -- CDC IXIS Financial Guaranty

Cl -- Class

FGIC -- Financial Guaranty Insurance Company

FSA -- Financial Security Assistance

GO -- General Obligation

HUD -- Housing Urban Development

MBIA -- Municipal Bond Investors Association

Radian -- Radian Asset Assurance

RB -- Revenue Bond Ser -- Series

TA -- Tax Allocation

XLCA -- XL Capital Assurance

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Massachusetts Municipal Bond Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
MUNICIPAL BONDS -- 99.4%
MASSACHUSETTS -- 84.9%
   Ashland, GO, AMBAC
        5.000%, 05/15/15                                                             $      230     $       250
   Boston, Ser A, GO
        5.000%, 01/01/14                                                                  1,000           1,092
   Erving, GO
        5.375%, 06/15/12                                                                    500             519
   Fall River, GO, FSA
     Callable 02/01/13 @ 101
        5.250%, 02/01/15                                                                  1,000           1,088
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB
        5.875%, 03/01/15                                                                    185             212
        5.500%, 03/01/12                                                                    500             529
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB, FGIC
        7.000%, 03/01/11                                                                    270             300
        7.000%, 03/01/21                                                                    500             615
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB, MBIA
        7.000%, 03/01/11                                                                  1,100           1,222
   Massachusetts Bay, Transportation
     Authority, Ser A, Special Tax
        5.000%, 07/01/15                                                                  1,000           1,091
        5.000%, 07/01/22                                                                    500             543
   Massachusetts Bay, Transportation
     Authority, Ser A, Special Tax
     Callable 07/01/10 @ 100
        5.750%, 07/01/13                                                                     45              47
   Massachusetts Bay, Transportation
     Authority, Ser B, Special Tax
        5.250%, 07/01/21                                                                  1,000           1,115
   Massachusetts Bay, Transportation
     Authority, Ser C, RB
        5.500%, 07/01/18                                                                    245             279
        5.250%, 07/01/13                                                                    300             331
        5.250%, 07/01/21                                                                    250             279
   Massachusetts State, Consolidated Loan,
     Ser A, GO, FSA
     Pre-Refunded @ 100
        5.000%, 03/01/15 (A)                                                              1,750           1,924
   Massachusetts State, Consolidated Loan,
     Ser B, GO, FSA
     Pre-Refunded @ 100
        5.500%, 03/01/16 (A)                                                                100             108
   Massachusetts State, Consolidated Loan,
     Ser D, GO, MBIA
        5.500%, 11/01/15                                                                    500             566
   Massachusetts State, Consolidated Loan,
     Ser E, GO, FSA
     Pre-Refunded @ 100
        5.250%, 01/01/18 (A)                                                                500             542
   Massachusetts State, Development
     Finance Agency, Babson College
     Project, Ser A, RB, MBIA
        5.000%, 10/01/17                                                                    500             535
   Massachusetts State, Development
     Finance Agency, Biomedical Research
     Project, Ser C, RB
     Callable 08/01/10 @ 101
        6.000%, 08/01/11                                                                    210             223
   Massachusetts State, Development
     Finance Agency, Boston College
     Project, Ser P, RB
     Callable 07/01/17 @ 100
        5.000%, 07/01/19                                                                    250             268
   Massachusetts State, Development
     Finance Agency, College of Pharmacy
     & Allied Health Sciences, Ser C, RB
        5.000%, 07/01/10 (B)                                                                175             184
   Massachusetts State, Development
     Finance Agency, Emerson College
     Project, Ser A, RB
        5.000%, 01/01/14                                                                  1,000           1,035
   Massachusetts State, Development
     Finance Agency, Hampshire College
     Project, RB
        5.150%, 10/01/14                                                                    450             474
   Massachusetts State, Development
     Finance Agency, Holy Cross Project,
     Ser B, RB, AMBAC
     Callable 09/01/17 @ 100
        5.000%, 09/01/18                                                                    250             269
   Massachusetts State, Development
     Finance Agency, Visual & Performing
     Arts Project, RB
        5.750%, 08/01/14                                                                    500             557
   Massachusetts State, Development
     Finance Agency, Wheelock College
     Project, Ser C, RB
        5.000%, 10/01/17                                                                    500             521
   Massachusetts State, Development
     Finance Agency, Williston
     Northampton School Project, RB
     Pre-Refunded @ 102
        6.000%, 10/01/08 (A)                                                                110             114
   Massachusetts State, Federal Highway
     Project, Ser A, RB, MBIA
        5.500%, 12/15/13                                                                  1,000           1,103
        5.250%, 12/15/12                                                                    500             543

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Massachusetts Municipal Bond Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
Massachusetts State, Health &
  Educational Facilities Authority,
  Amherst College Project, Ser J-2, RB
  Callable 06/04/08 @ 100
     0.910%, 06/01/08 (C)                                                            $      500     $       500
Massachusetts State, Health &
  Educational Facilities Authority,
  Baystate Medical Center Project, Ser F, RB
     5.000%, 07/01/10                                                                       250             258
Massachusetts State, Health &
  Educational Facilities Authority, Lahey
  Clinic Medical Center, Ser C, RB, FGIC
     5.000%, 08/15/15                                                                     1,320           1,409
Massachusetts State, Health &
  Educational Facilities Authority,
  Massachusetts Institute of Technology
  Project, Ser L, RB
     5.000%, 07/01/13                                                                       750             814
Massachusetts State, Health &
  Educational Facilities Authority, North
  Adams Regional Hospital Project,
  Ser C, RB
  Callable 07/07/08 @ 100
     6.750%, 07/01/09                                                                        15              15
Massachusetts State, Health &
  Educational Facilities Authority,
  Partners Healthcare Project, Ser E, RB
     5.000%, 07/01/12                                                                       500             536
Massachusetts State, Health &
  Educational Facilities Authority,
  Partners Healthcare Systems Project,
  Ser G, RB
  Callable 07/01/17 @ 100
     5.000%, 07/01/18                                                                       200             215
Massachusetts State, Health &
  Educational Facilities Authority, Tufts
  University Project, Ser J, RB
     5.500%, 08/15/15                                                                       605             683
Massachusetts State, Housing Finance
  Agency, Ser D, AMT, RB
  Callable 12/01/09 @ 100
     6.400%, 12/01/08 (C)                                                                 1,000           1,012
Massachusetts State, Housing Finance
  Agency, Ser E, AMT, RB
  Callable 12/01/14 @ 100
     5.000%, 12/01/28                                                                       250             239
Massachusetts State, Housing Finance
  Agency, Single Family Housing Project,
  Ser 3, AMT, RB
  Callable 06/01/13 @ 100
     4.200%, 06/01/08 (C)                                                                   565             556
Massachusetts State, Industrial Finance
  Agency, Boston Edison Project, Ser A, RB
  Callable 07/07/08 @ 100
     5.750%, 02/01/14                                                                       925             927
Massachusetts State, Port Authority,
  Bosfuel Project, AMT, RB, FGIC
     5.000%, 07/01/16                                                                       750             770
Massachusetts State, Port Authority,
  Ser C, AMT, RB, FSA
     5.000%, 07/01/15                                                                     1,150           1,228
Massachusetts State, School Building
  Authority, Ser A, RB, FSA
     5.000%, 08/15/14                                                                       750             819
Massachusetts State, Ser A, GO
     5.250%, 08/01/22                                                                       300             333
Massachusetts State, Ser A, GO, FSA
     5.250%, 08/01/20                                                                       500             560
Massachusetts State, Ser B, GO
  Callable 06/04/08 @ 100
     0.900%, 07/01/08 (C)                                                                   200             200
Massachusetts State, Ser B, GO, FGIC
     7.000%, 07/01/09 (B)                                                                   400             410
Massachusetts State, Ser B, GO, FSA
     5.250%, 09/01/21                                                                       500             559
Massachusetts State, Ser C, GO, MBIA
     5.500%, 12/01/20                                                                       750             854
Massachusetts State, Ser D, GO
     5.500%, 10/01/16                                                                       200             227
     5.000%, 08/01/16                                                                       250             275
Massachusetts State, Ser D, GO
  Pre-Refunded @ 100
     4.750%, 08/01/16 (A)                                                                   500             544
Massachusetts State, Ser D, GO, MBIA
     5.500%, 11/01/12                                                                       500             550
Massachusetts State, Ser E, GO, AMBAC
  Pre-Refunded @ 100
     5.000%, 11/01/16 (A)                                                                   250             278
Massachusetts State, Special Obligation,
  Federal Highway Project, Ser A, FSA
     5.000%, 12/15/13                                                                     1,600           1,736
Massachusetts State, Special Obligation, FGIC
  Pre-Refunded @ 100
     5.000%, 01/01/14 (A)                                                                   250             268
Massachusetts State, Water Pollution
  Abatement Authority, Pool Program, Ser 8, RB
  Callable 08/01/12 @ 100
     5.250%, 08/01/13                                                                         5               5
Massachusetts State, Water Pollution
  Abatement Authority, Pool Program,
  Ser A, RB
     5.250%, 08/01/14                                                                       625             692

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Massachusetts Municipal Bond Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
   Massachusetts State, Water Pollution
     Abatement, Ser Sub A, RB
        6.000%, 08/01/19                                                             $      500     $       592
   Massachusetts State, Water Resources
     Authority, Ser B, RB, FSA
        5.250%, 08/01/23                                                                    500             557
   Massachusetts State, Water Resources
     Authority, Ser C, RB
        6.000%, 12/01/11 (B)                                                                170             184
   Massachusetts State, Water Resources
     Authority, Ser C, RB
        6.000%, 12/01/11                                                                    105             113
   Springfield, Municipal Purpose Loan, GO, FSA
        5.750%, 08/01/14                                                                  1,000           1,135
   Springfield, Municipal Purpose Loan, GO, MBIA
        5.250%, 08/01/15                                                                  1,000           1,105
   Springfield, Water & Sewer Commission,
     Ser A, RB, AMBAC
     Callable 07/15/16 @ 100
        5.000%, 07/15/17                                                                    500             538
                                                                                                    -----------
                                                                                                         40,174
                                                                                                    -----------
PUERTO RICO -- 14.0%
   Puerto Rico Commonwealth, Aqueduct &
     Sewer Authority, Ser A, RB
        5.000%, 07/01/15                                                                  1,000           1,070
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser LL, RB, MBIA
        5.500%, 07/01/18                                                                    250             270
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser QQ, RB, XLCA
        5.500%, 07/01/16                                                                    250             268
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser UU, RB, FSA
        5.000%, 07/01/14                                                                    200             215
   Puerto Rico Commonwealth, GO
        6.500%, 07/01/13                                                                    250             274
   Puerto Rico Commonwealth, Government
     Development Bank Authority, Ser B, RB
        5.000%, 12/01/14                                                                    250             258
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser CC, RB
        5.000%, 07/01/14                                                                    300             310
        5.000%, 07/01/16                                                                    750             776
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser Y, RB, MBIA
        6.250%, 07/01/14                                                                      5               5
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser Y, RB, MBIA
        6.250%, 07/01/14 (B)                                                                 45              53

                                                                                Face Amount        Market Value
Description                                                                ($ Thousands)/Shares   ($ Thousands)
-------------------------------------------------------------------        --------------------   -------------
   Puerto Rico Commonwealth,
     Infrastructure Financing Authority,
     Ser C, AMBAC
        5.500%, 07/01/16                                                              $     250     $       269
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser C, RB
        5.500%, 07/01/12                                                                    500             523
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser J, RB
     Callable 07/01/12 @ 100
        5.000%, 07/01/08 (C)                                                                250             251
   Puerto Rico Commonwealth, Public
     Finance Authority, Commonwealth
     Appropriations Project, Ser A, RB
     Callable 02/01/12 @ 100
        5.750%, 08/01/08 (C)(D)                                                             800             811
   Puerto Rico Commonwealth, Public
     Improvements Project, Ser A, GO
        5.250%, 07/01/15                                                                  1,000           1,041
   Puerto Rico Commonwealth, Ser A, GO
     Callable 07/01/12 @ 100
        5.000%, 07/01/08 (C)                                                                250             251
                                                                                                    -----------
                                                                                                          6,645
                                                                                                    -----------
VIRGIN ISLANDS -- 0.5%
   Virgin Islands, Public Finance Authority,
     Gross Receipts Taxes, Loan Note
     Project, Ser A, RB
        5.625%, 10/01/10                                                                    220             227
                                                                                                    -----------
Total Municipal Bonds
   (Cost $46,513) ($ Thousands)                                                                          47,046
                                                                                                    -----------
CASH EQUIVALENT -- 0.2%

   SEI Tax Exempt Trust, Institutional Tax
     Free Fund, Cl A, 1.53% +                                                            87,592              88
                                                                                                    -----------
Total Cash Equivalent
   (Cost $88) ($ Thousands)                                                                                  88
                                                                                                    -----------
Total Investments -- 99.6%
   (Cost $46,601) ($ Thousands)++                                                                   $    47,134
                                                                                                    ===========

      Percentages are based on Net Assets of $47,324 ($ Thousands).

+     The rate shown is the 7-day effective yield as of May 31, 2008.

++ At May 31, 2008, the tax basis cost of the Fund's investments was $46,601 ($ Thousands), and the unrealized appreciation and depreciation were $794 ($ Thousands) and $(261) ($ Thousands), respectively.

(A) Pre-Refunded Securities - The maturity date shown is the pre-refunded date.

(B)   Security is escrowed to maturity.

(C) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(D) Securities are held in connection with a letter of credit issued by a major bank.

AMBAC -- American Municipal Bond Assurance Corporation

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Massachusetts Municipal Bond Fund
May 31, 2008

AMT -- Alternative Minimum Tax (subject to)

Cl -- Class

FGIC -- Financial Guaranty Insurance Company

FSA -- Financial Security Assistance

GO -- General Obligation

MBIA -- Municipal Bond Investors Association

RB -- Revenue Bond

Ser -- Series

XLCA -- XL Capital Assurance

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
New Jersey Municipal Bond Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
MUNICIPAL BONDS -- 98.3%
NEW JERSEY -- 87.8%
   Atlantic City, Board of Education, GO, FSA
        5.000%, 07/15/14                                                             $    2,225     $     2,432
   Atlantic County, Public Facilities Lease
     Agreement, COP, FGIC
        6.000%, 03/01/13                                                                  1,000           1,113
   Bergen County, Utilities Authority, Water
     Pollution Control Project, Ser A, RB, FGIC
        5.000%, 12/15/10                                                                  1,000           1,060
   Burlington County, Bridge Commissioner,
     Government Loan Program, RB
     Callable 10/15/12 @ 100
        5.000%, 10/15/13                                                                  1,290           1,385
   Burlington County, Bridge Commissioner,
     Government Loan Program, RB,
     AMBAC
        5.000%, 05/15/11                                                                  1,230           1,305
        5.000%, 12/15/13                                                                  1,000           1,084
   Camden County, Municipal Utilities
     Authority, County Agreement Project,
     Ser B, RB, FGIC
        5.000%, 07/15/15                                                                  1,750           1,895
   Cumberland County, Improvement
     Authority, County Guaranteed Project,
     RB, MBIA
        5.000%, 01/01/13                                                                    500             536
   East Orange, Ser A, GO, FSA
        5.000%, 08/01/12                                                                  1,185           1,276
   Freehold, Regional High School District,
     GO, FGIC
        5.000%, 03/01/15                                                                  1,280           1,387
   Garden State, Preservation Trust, Ser C,
     RB, FSA
        5.250%, 11/01/21                                                                  2,230           2,507
        5.125%, 11/01/16                                                                  1,000           1,115
   Gloucester, Industrial Pollution Authority,
     Pollution Control-Exxonmobile Project, RB
     Callable 06/04/08 @ 100
        0.740%, 06/01/08 (A)                                                                785             785
   Jersey City, General Improvements,
     Ser A, GO, FSA
        6.250%, 10/01/11                                                                  1,225           1,353
   Jersey City, General Improvements,
     Ser B, GO, FSA
     Pre-Refunded @ 102
        5.000%, 09/01/11 (B)                                                              1,005           1,096
   Lacey, Municipal Utilities Authority, RB,
     AMBAC
     Callable 12/01/17 @ 100
        5.000%, 12/01/19                                                                    550             589
   Lafayette Yard, Community Development
     Authority, Trenton Hotel/Conference
     Center Project, RB, MBIA
     Pre-Refunded @ 101
        6.125%, 04/01/10 (B)                                                                500             539
        5.250%, 04/01/10 (B)                                                                540             573
   New Jersey State, Casino Reinvestment
     Development Authority, Ser A, RB,
     MBIA
        5.000%, 06/01/14                                                                  3,000           3,220
   New Jersey State, Economic
     Development Authority, Masonic
     Charity Foundation Project, RB
     Callable 06/01/11 @ 102
        5.000%, 06/01/12                                                                    890             941
   New Jersey State, Economic
     Development Authority, Motor Vehicle
     Surcharge Revenue Project, Ser A, RB,
     MBIA
     Callable 07/01/14 @ 100
        5.250%, 07/01/15                                                                  2,000           2,139
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction Project, RB,
     FGIC
     Pre-Refunded @ 100
        5.000%, 09/01/14 (B)                                                              1,900           2,093
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction Project, Ser C,
     RB, MBIA
     Pre-Refunded @ 100
        5.000%, 06/15/12 (B)                                                              3,200           3,451
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction Project, Ser G,
     RB, AMBAC
     Pre-Refunded @ 100
        5.000%, 09/01/13 (B)                                                              1,550           1,695
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction Project, Ser I,
     RB
        5.000%, 09/01/13                                                                  1,000           1,072
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction Project, Ser I,
     RB
     Pre-Refunded @ 100
        5.250%, 09/01/14 (B)                                                              1,275           1,419

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
New Jersey Municipal Bond Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction Project, Ser K,
     RB, AMBAC
     Callable 12/15/15 @ 100
        5.250%, 12/15/16                                                             $    1,485     $     1,624
   New Jersey State, Economic
     Development Authority, Trenton Office
     Complex, RB, FSA
        5.250%, 06/15/11                                                                  1,400           1,502
   New Jersey State, Educational Facilities
     Authority, Fairleigh Dickinson Project,
     Ser C, RB
        6.000%, 07/01/12                                                                  1,670           1,753
   New Jersey State, Educational Facilities
     Authority, Princeton University Project,
     Ser E, RB
        5.000%, 07/01/15                                                                  2,500           2,750
   New Jersey State, Educational Facilities
     Authority, Princeton University Project,
     Ser F, RB
     Callable 07/01/08 @ 100
        0.720%, 06/01/08 (A)                                                              2,225           2,225
   New Jersey State, Educational Facilities
     Authority, Ramapo College Project,
     Ser I, RB, AMBAC
     Callable 07/01/17 @ 100
        5.000%, 07/01/18                                                                  1,620           1,744
   New Jersey State, Educational Facilities
     Authority, Rowan University Project,
     Ser I, RB, FGIC
     Pre-Refunded @ 100
        5.125%, 07/01/30 (B)                                                              1,500           1,642
   New Jersey State, Environmental
     Infrastructure Trust, Wastewater
     Treatment Project, Ser C, RB
        5.000%, 07/01/11                                                                  1,125           1,199
   New Jersey State, Garden State,
     Preservation Trust, Ser A, RB, FSA
        5.250%, 11/01/11                                                                  2,000           2,160
   New Jersey State, Health Care Facilities
     Financing Authority, Atlantic Care
     Medical Center Project, RB
     Callable 07/01/17 @ 100
        5.000%, 07/01/21                                                                  2,000           2,031
   New Jersey State, Health Care Facilities
     Financing Authority, Burdette Tomlin
     Memorial Hospital Project, RB
     Callable 07/01/09 @ 101
        5.250%, 07/01/11                                                                    535             548
   New Jersey State, Health Care Facilities
     Financing Authority, Children's
     Specialized Hospital Project, Ser A, RB
     Callable 07/01/15 @ 100
        5.000%, 07/01/18                                                                    200             197
   New Jersey State, Health Care Facilities
     Financing Authority, Children's
     Specialized Hospital Project, Ser A, RB
        5.000%, 07/01/12                                                                    400             407
        5.000%, 07/01/14                                                                    510             516
   New Jersey State, Health Care Facilities
     Financing Authority, Health Systems
     Obligation Group, Ser A, RB
        5.000%, 07/01/08                                                                  1,000           1,001
   New Jersey State, Health Care Facilities
     Financing Authority, RWJ Health Care
     Corporation Project, Ser B, RB, Radian
     Insured
        5.000%, 07/01/13                                                                  1,000           1,058
        5.000%, 07/01/14                                                                    570             606
   New Jersey State, Health Care Facilities
     Financing Authority, South Jersey
     Hospital Project, RB
     Callable 07/01/16 @ 100
        5.000%, 07/01/17                                                                  1,875           1,930
   New Jersey State, Highway Authority,
     Garden State Parkway Project, RB,
     FGIC
        5.500%, 01/01/12 (C)                                                              1,700           1,839
   New Jersey State, Highway Authority,
     Garden State Parkway Project, RB,
     FGIC
     Pre-Refunded @ 100
        5.250%, 01/01/12 (B)                                                              1,480           1,588
   New Jersey State, Ser H, GO
        5.250%, 07/01/11                                                                  2,000           2,145
        5.250%, 07/01/12                                                                  2,000           2,171
   New Jersey State, Ser H, GO, FSA
        5.250%, 07/01/15                                                                  1,485           1,659
   New Jersey State, Transportation
     Administration, Federal Transportation
     Grants, Ser B, COP, AMBAC
        5.500%, 09/15/11                                                                  3,450           3,688
   New Jersey State, Transportation Trust
     Fund, Transportation Systems Project,
     Ser A, RB
        5.500%, 06/15/13 (C)                                                              1,070           1,191
        5.000%, 06/15/10 (C)                                                                165             173
   New Jersey State, Transportation Trust
     Fund, Transportation Systems Project,
     Ser A, RB, FGIC
        5.250%, 06/15/13 (C)                                                              1,065           1,173
   New Jersey State, Transportation Trust
     Fund, Transportation Systems Project,
     Ser A, RB, FSA
        5.500%, 12/15/16                                                                  3,000           3,420
   New Jersey State, Transportation Trust
     Fund, Transportation Systems Project,
     Ser B, RB, FGIC
        5.500%, 12/15/20                                                                  2,000           2,239

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
New Jersey Municipal Bond Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
   New Jersey State, Transportation Trust
     Fund, Transportation Systems Project,
     Ser B, RB, MBIA
     Pre-Refunded @ 100
        5.000%, 12/15/11 (B)                                                         $    1,110     $     1,195
   New Jersey State, Transportation Trust
     Fund, Transportation Systems Project,
     Ser C, RB
     Pre-Refunded @ 100 (B)
        5.500%, 06/15/18                                                                  2,420           2,695
   New Jersey State, Transportation Trust
     Fund, Transportation Systems Project,
     Ser C, RB, FGIC
        5.250%, 06/15/12 (C)                                                              2,500           2,720
   New Jersey State, Transportation Trust
     Fund, Transportation Systems Project,
     Ser C, RB, FGIC
     Pre-Refunded @ 100
        5.250%, 06/15/15 (B)                                                              1,165           1,303
   New Jersey State, Transportation Trust
     Fund, Transportation Systems Project,
     Ser C, RB, FSA
        5.750%, 12/15/14 (C)                                                              2,070           2,380
   New Jersey State, Transportation Trust
     Fund, Transportation Systems Project,
     Ser C, RB, MBIA
        5.250%, 06/15/13 (C)                                                              3,000           3,306
   New Jersey State, Transportation Trust
     Fund, Transportation Systems Project,
     Ser D, RB, AMBAC
     Pre-Refunded @ 100
        5.000%, 06/15/15 (B)                                                              2,115           2,333
   New Jersey State, Turnpike Authority,
     Ser A, RB, MBIA
        5.750%, 01/01/10                                                                  1,615           1,693
   Ocean County, Waste Utilities Authority, RB
        5.250%, 01/01/10                                                                  1,305           1,336
   Passaic Valley, Sewer Authority, Ser F,
     RB, FGIC
        5.000%, 12/01/12                                                                  1,270           1,350
   Rahway, COP, MBIA
     Callable 02/15/10 @ 101
        5.400%, 02/15/13                                                                    475             495
        5.300%, 02/15/12                                                                    450             470
   Southeast Morris County, Water Authority,
     RB, MBIA
     Callable 01/01/11 @ 100
        5.000%, 01/01/13                                                                  1,215           1,264
   Trenton, GO, MBIA
        5.000%, 12/01/11                                                                  1,360           1,454
   Union County, Industrial Pollution Control
     Authority, Exxon Project, RB
     Callable 06/04/08 @ 100
        0.740%, 06/01/08 (A)                                                                325             325
   West Orange, GO
     Pre-Refunded @ 100
        5.450%, 02/15/10 (B)                                                                980           1,031
   West Windsor Plainsboro, Regional
     School District, GO, FSA
        5.000%, 12/01/12                                                                  1,100           1,191
        5.000%, 09/15/15                                                                    540             595
        5.000%, 09/15/16                                                                  1,075           1,187
        5.000%, 09/15/17                                                                    635             702
                                                                                                    -----------
                                                                                                        113,264
                                                                                                    -----------
NEW YORK -- 2.5%
   Port Authority New York & New Jersey,
     One Hundred Forty Eighth Project, RB, FSA
     Callable 08/15/17 @ 100
        5.000%, 08/15/19                                                                  3,000           3,260
                                                                                                    -----------
PENNSYLVANIA -- 0.6%
   Delaware River Joint Toll Bridge
     Commission, Ser A, RB, MBIA
        5.000%, 07/01/16                                                                    730             799
                                                                                                   ------------
PUERTO RICO -- 7.4%
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser JJ, RB, XLCA
        5.375%, 07/01/17                                                                  1,000           1,057
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser UU, RB, MBIA
        5.000%, 07/01/19                                                                  1,000           1,043
   Puerto Rico Commonwealth, Government
     Development Bank Authority, Ser B, RB
        5.000%, 12/01/14                                                                  1,000           1,032
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser E, RB, FSA
        5.500%, 07/01/12                                                                  1,015           1,094
   Puerto Rico Commonwealth, Public
     Improvements Project, Ser A, GO, FGIC
        5.500%, 07/01/16                                                                  1,000           1,034
        5.500%, 07/01/19                                                                  2,600           2,687
   Puerto Rico Commonwealth, Public
     Improvements Project, Ser A, GO, MBIA
        5.500%, 07/01/18                                                                  1,000           1,075
   Puerto Rico Commonwealth, Public
     Improvements Project, Ser A, GO, XLCA
        5.500%, 07/01/17                                                                    500             531
                                                                                                    -----------
                                                                                                          9,553
                                                                                                    -----------
Total Municipal Bonds
   (Cost $125,115) ($ Thousands)                                                                        126,876
                                                                                                    -----------

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
New Jersey Municipal Bond Fund
May 31, 2008

                                                                                                   Market Value
Description                                                                            Shares      ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust, Institutional Tax
     Free Fund, Cl A, 1.53% +                                                            60,943     $        61
                                                                                                    -----------

Total Cash Equivalent
   (Cost $61) ($ Thousands)                                                                                  61
                                                                                                    -----------
Total Investments -- 98.3%
   (Cost $125,176) ($ Thousands)++                                                                  $   126,937
                                                                                                    ===========

      Percentages are based on Net Assets of $129,075 ($ Thousands).

+     The rate shown is the 7-day effective yield as of May 31, 2008.

++ At May 31, 2008, the tax basis cost of the Fund's investments was $125,176 ($ Thousands), and the unrealized appreciation and depreciation were $2,579 ($ Thousands) and $(818) ($ Thousands), respectively.

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B) Pre-Refunded Securities - The maturity date shown is the pre-refunded date.

(C)   Security is escrowed to maturity.

AMBAC -- American Municipal Bond Assurance Corporation

Cl -- Class

COP -- Certificate of Participation

FGIC -- Financial Guaranty Insurance Company

FSA -- Financial Security Assistance

GO -- General Obligation

MBIA -- Municipal Bond Investors Association

Radian -- Radian Asset Assurance

RB -- Revenue Bond

Ser -- Series

XLCA -- XL Capital Assurance

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
New York Municipal Bond Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
MUNICIPAL BONDS -- 98.7%
NEW YORK -- 86.0%
   Amherst, Industrial Development Agency,
     Civic Center Project, Ser A, RB, Radian
     Insured
        4.200%, 10/01/08 (A)                                                          $     485     $       492
   Cornwall, Central School District, GO,
     FGIC
        5.000%, 10/15/14                                                                    525             566
   Dutchess County, Industrial Development
     Agency, Bard College Civic Facilities
     Project, Ser A-1, RB
        5.000%, 08/01/17                                                                    500             532
   Dutchess County, Industrial Development
     Agency, IBM Project, AMT, RB
     Callable 12/01/09 @ 100
        5.450%, 06/01/08 (A)                                                              1,500           1,552
   Islip, Resource Recovery Agency, Ser F,
     AMT, RB, FSA
        5.000%, 07/01/12                                                                  1,000           1,054
   Long Island, Power Authority, New York
     Electric Systems Project, Ser A, RB,
     FSA
        5.500%, 12/01/12 (B)                                                              1,500           1,658
        5.500%, 12/01/13 (B)                                                              1,475           1,656
   Long Island, Power Authority, Ser E, RB,
     FGIC
     Callable 12/01/16 @ 100
        5.000%, 12/01/17                                                                    500             536
   Long Island, Power Authority, Ser E, RB,
     MBIA
     Callable 12/01/16 @ 100
        5.000%, 12/01/18                                                                  1,215           1,291
   Long Island, Power Authority, Ser F, RB,
     MBIA
        5.000%, 05/01/15                                                                  1,000           1,084
   Metropolitan New York, Transportation
     Authority, Ser A, RB
        5.000%, 11/15/13                                                                  1,000           1,079
   Metropolitan New York, Transportation
     Authority, Ser A, RB, FGIC
     Callable 11/15/17 @ 100
        5.000%, 11/15/18                                                                  1,000           1,052
   Metropolitan New York, Transportation
     Authority, Ser A, RB, FGIC
     Callable 11/15/11 @ 100
        5.250%, 11/15/12                                                                  1,000           1,065
   Metropolitan New York, Transportation
     Authority, Ser A, RB, MBIA
        5.000%, 11/15/11                                                                  1,550           1,659
        5.000%, 11/15/14                                                                  1,290           1,402
   Metropolitan New York, Transportation
     Authority, Ser C, RB
        5.000%, 11/15/12                                                                  1,000           1,071
   Metropolitan New York, Transportation
     Authority, Ser C, RB, AMBAC
        5.000%, 11/15/13                                                                  1,000           1,085
   Metropolitan Transportation Authority,
     Ser A, RB, FGIC
     Pre-Refunded @ 100
        5.000%, 11/15/31 (C)                                                              1,000           1,075
   Nassau County, Healthcare Facilities
     Authority, RB, FSA
     Pre-Refunded @ 102
        6.000%, 08/01/09 (C)                                                              1,000           1,064
   Nassau County, Interim Finance
     Authority, Second Ser A, RB, MBIA
        5.000%, 11/15/14                                                                    500             548
   Nassau County, Interim Finance
     Authority, Second Ser A-1, RB,
     AMBAC
     Pre-Refunded @ 100
        5.375%, 11/15/11 (C)                                                                175             191
   Nassau County, Interim Finance
     Authority, Second Ser A-1, RB,
     AMBAC
     Callable 11/15/11 @ 100
        5.375%, 11/15/14                                                                     75              80
   Nassau County, Ser A, GO, FGIC
        6.000%, 07/01/10                                                                    100             107
   New York & New Jersey, Port Authority,
     85th Ser, RB, AMBAC
        5.200%, 09/01/15                                                                  1,215           1,336
   New York City, GO, AMBAC
     Pre-Refunded @ 100
        5.500%, 06/01/20 (C)                                                                500             558
   New York City, Housing Development
     Authority, Capital Funding Program,
     Ser A, RB, FGIC
     Callable 07/01/15 @ 100
        5.000%, 07/01/16                                                                  2,975           3,208
   New York City, Housing Development
     Authority, Capital Funding Program,
     Ser A, RB, FGIC
        5.000%, 07/01/12                                                                  1,000           1,065
   New York City, Industrial Development
     Agency, Terminal One Group
     Association Project, AMT, RB
        5.500%, 01/01/14                                                                  1,000           1,063
        5.000%, 01/01/10                                                                    750             769
   New York City, Mount Sinai School
     District, GO, AMBAC
        6.200%, 02/15/14                                                                    500             574
   New York City, Municipal Water Finance
     Authority, RB
     Pre-Refunded @ 101
        5.500%, 06/15/33 (C)                                                                500             538

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
New York Municipal Bond Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
   New York City, Municipal Water Finance
     Authority, Ser D, RB
        5.000%, 06/15/12                                                              $     570     $       613
   New York City, Municipal Water Finance
     Authority, Water & Sewer Systems
     Project, Ser A, RB, AMBAC
        5.875%, 06/15/13 (B)                                                                750             850
   New York City, Municipal Water Finance
     Authority, Water & Sewer Systems
     Project, Ser A, RB, FGIC
        6.000%, 06/15/10 (B)                                                              1,000           1,073
   New York City, Ser A, GO
        5.250%, 11/01/09 (B)                                                                110             115
   New York City, Ser A, GO
        5.250%, 11/01/09                                                                    140             145
        5.000%, 08/01/09                                                                    500             516
   New York City, Ser B, GO, FSA
        5.250%, 08/01/13                                                                  2,000           2,198
   New York City, Ser C, GO, CIFG
        5.000%, 08/01/14                                                                  1,500           1,624
   New York City, Ser C, GO, MBIA
     Callable 08/01/14 @ 100
        5.000%, 08/01/17                                                                    500             532
   New York City, Ser C, GO, MBIA
        5.000%, 08/01/15                                                                    750             819
   New York City, Ser G, GO
        5.000%, 08/01/15                                                                    705             765
   New York City, Ser G, GO, AMBAC
     Callable 02/01/16 @ 100
        5.000%, 08/01/17                                                                    725             781
   New York City, Ser H, GO
        5.000%, 08/01/13                                                                    840             905
   New York City, Ser H, GO, FGIC
     Callable 08/01/14 @ 100
        5.000%, 08/01/15                                                                    750             805
   New York City, Ser H, GO, FGIC
        6.000%, 08/01/12                                                                    750             830
   New York City, Ser I, GO
        5.000%, 08/01/11                                                                    500             530
   New York City, Ser I, GO, MBIA
        5.000%, 08/01/13                                                                    500             539
   New York City, Ser M, GO
        5.000%, 04/01/13                                                                    700             751
   New York City, Ser J, Sub-Ser J-1, GO
     Callable 06/01/16 @ 100
        5.000%, 06/01/17                                                                    300             322
   New York City, Sub-Ser F-1, GO
        5.000%, 09/01/13                                                                    750             808
   New York City, Transitional Finance
     Authority, Future Secured Tax Project,
     Ser A, RB
     Callable 11/01/11 @ 100
        5.500%, 11/01/08 (A)                                                                750             797
   New York City, Transitional Finance
     Authority, Future Secured Tax Project,
     Ser B, RB
        5.000%, 11/01/13                                                                  1,000           1,092
   New York City, Transitional Finance
     Authority, Future Secured Tax Project,
     Ser B, RB
     Callable 02/01/11 @ 100
        5.250%, 08/01/08 (A)                                                                750             783
   New York City, Transitional Finance
     Authority, Future Secured Tax Project,
     Ser C, RB
        5.500%, 02/01/09                                                                    605             619
   New York City, Transitional Finance
     Authority, Future Secured Tax Project,
     Ser D-2, RB
     Callable 05/01/14 @ 100
        5.000%, 11/01/14                                                                  1,000           1,092
   New York City, Transitional Finance
     Authority, Ser S-1, RB, FGIC
        5.000%, 07/15/16                                                                    350             381
   New York City, Transitional Finance
     Authority, Ser Sub, RB
        0.980%, 06/01/08 (A)                                                              1,200           1,200
   New York City, Transportation Facilities
     Authority, Livingston Plaza Project, RB,
     FSA
        5.400%, 01/01/18 (B)                                                                105             116
   New York State, Dormitory Authority, Aids
     Long-Term Health Care Facilities, RB
        5.000%, 11/01/10                                                                  1,500           1,565
   New York State, Dormitory Authority, City
     Univeristy System, Special Obligation,
     Ser D, RB, FGIC
        5.750%, 07/01/12                                                                  1,000           1,065
   New York State, Dormitory Authority, City
     University System Construction Project,
     5th General, Ser A, RB, FGIC
        5.000%, 07/01/13                                                                  2,000           2,155
   New York State, Dormitory Authority,
     Education Project, Ser D, RB
        5.000%, 03/15/14                                                                  1,000           1,093
   New York State, Dormitory Authority,
     Educational Facilities Project, Ser A,
     RB
        5.500%, 05/15/13                                                                    810             880
   New York State, Dormitory Authority,
     Health Quest Systems Project, Ser B,
     RB
        5.000%, 07/01/15                                                                    740             799
        5.000%, 07/01/16                                                                    655             717
   New York State, Dormitory Authority,
     Interfaith Medical Center Project, RB
        5.000%, 02/15/18                                                                  1,000           1,067

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
New York Municipal Bond Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
   New York State, Dormitory Authority,
     Manhattan College, RB, Radian
     Insured
        5.500%, 07/01/11                                                              $     900     $       954
   New York State, Dormitory Authority,
     Mental Health Project, RB, FSA
     Callable 02/15/15 @ 100
        5.000%, 02/15/16                                                                  1,500           1,626
   New York State, Dormitory Authority,
     Mental Health Project, Ser G, RB,
     AMBAC
        5.250%, 08/15/09                                                                    385             399
   New York State, Dormitory Authority,
     Mental Health Services Facilities
     Improvement Project, Ser C, RB, FGIC
        5.000%, 02/15/13                                                                    800             854
   New York State, Dormitory Authority,
     Mental Health Services Facilities
     Improvement Project, Ser D, RB, FGIC
     Callable 02/15/15 @ 100
        5.000%, 08/15/19                                                                  2,000           2,102
   New York State, Dormitory Authority,
     Mental Health Services Facilities
     Project, Ser B, RB
        6.500%, 08/15/08                                                                    250             252
        6.500%, 08/15/09                                                                    400             420
   New York State, Dormitory Authority,
     Montefiore Medical Center Project, RB,
     FGIC
        5.000%, 02/01/13                                                                    500             528
   New York State, Dormitory Authority, New
     York State Department of Health, RB
        5.250%, 07/01/13                                                                    500             543
   New York State, Dormitory Authority, New
     York University Project, Ser A, RB,
     MBIA
        6.000%, 07/01/19                                                                    100             118
   New York State, Dormitory Authority,
     Rochester Institute of Technology,
     Ser A, RB, AMBAC
        5.000%, 07/01/12                                                                  1,000           1,071
        5.000%, 07/01/13                                                                  1,000           1,080
   New York State, Dormitory Authority,
     Ryan/Clinton Community Health
     Project, RB
        5.400%, 07/01/09                                                                    250             259
   New York State, Dormitory Authority,
     Ser B, RB
     Callable 05/15/12 @ 100
        5.250%, 11/15/08 (A)                                                              5,500           5,867
   New York State, Dormitory Authority,
     Ser B, RB, XLCA
        5.250%, 07/01/08 (A)                                                              1,750           1,864
   New York State, Dormitory Authority,
     Siena College, RB, MBIA
        5.000%, 07/01/16                                                                    500             547
   New York State, Dormitory Authority,
     State University Educational Facilities
     Project, RB, MBIA
     Pre-Refunded @ 101
        6.000%, 05/15/10 (C)                                                              1,000           1,081
   New York State, Dormitory Authority,
     State University Educational Facilities
     Project, Ser A, RB, AMBAC
        5.250%, 05/15/15                                                                  1,170           1,283
   New York State, Dormitory Authority,
     State University Educational Facilities
     Project, Ser A, RB, FGIC
        7.500%, 05/15/13                                                                    600             713
   New York State, Environmental Facilities
     Authority, New York City Water Project,
     RB
        5.750%, 06/15/08                                                                      5               5
        5.750%, 06/15/09                                                                      5               5
        5.750%, 06/15/10                                                                     35              37
        5.750%, 06/15/11                                                                    180             196
        5.750%, 06/15/12                                                                    105             116
   New York State, Environmental Facilities
     Authority, New York City Water Project,
     RB
        5.750%, 06/15/08 (B)                                                                 40              40
        5.750%, 06/15/09 (B)                                                                 40              42
        5.750%, 06/15/11 (B)                                                                300             327
   New York State, Environmental Facilities
     Authority, Revolving Funds - New York
     City Municipal Water Project, Ser B,
     RB
        5.000%, 11/15/14                                                                  1,000           1,102
        5.000%, 11/15/16                                                                  1,000           1,109
   New York State, Environmental Facilities
     Authority, Revolving Funds - New York
     City Municipal Water Project, Ser C,
     RB
        5.000%, 06/15/15                                                                  1,475           1,622
   New York State, Environmental Facilities
     Authority, Revolving Funds - New York
     City Municipal Water Project, Ser E, RB
        5.000%, 06/15/14                                                                    750             823
   New York State, Environmental Facilities
     Authority, Revolving Funds, Ser E, RB,
     MBIA
        6.000%, 06/15/12                                                                  1,350           1,503
   New York State, Environmental Facilities
     Authority, Ser A, RB, FGIC
        5.250%, 12/15/13                                                                  1,000           1,098

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
New York Municipal Bond Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
   New York State, Environmental Facilities
     Authority, State Water Project, Ser A,
     RB
        5.750%, 06/15/09 (B)                                                          $       5     $         5
        5.750%, 06/15/11 (B)                                                                240             262
   New York State, Environmental Facilities,
     Ser A, RB
     Callable 06/15/18 @ 100
        5.000%, 06/15/24                                                                  1,500           1,595
   New York State, Local Assistance Project,
     Ser E, RB
        6.000%, 04/01/14                                                                  1,040           1,156
   New York State, Local Government
     Assistance Authority, Ser A, RB
        5.000%, 04/01/16                                                                    500             551
   New York State, Mortgage Agency,
     Homeowner Mortgage Project, Ser 87,
     RB
     Callable 09/01/09 @ 100
        5.150%, 04/01/17                                                                    250             254
   New York State, Mortgage Agency,
     Homeowner Mortgage Project, Ser 98,
     RB
     Callable 04/01/11 @ 100
        5.050%, 10/01/17                                                                    825             842
   New York State, Mortgage Agency,
     Ser 26th , RB
     Callable 07/01/10 @ 100
        5.350%, 10/01/16                                                                    105             105
   New York State, Sales Tax Asset
     Receivables Project, Ser A, RB, MBIA
     Callable 10/15/14 @ 100
        5.000%, 10/15/17                                                                  1,000           1,079
   New York State, Thruway & Highway
     Board, Ser C, RB, MBIA
        5.500%, 04/01/12                                                                    750             817
   New York State, Thruway & Highway
     Board, Second Ser B, RB, FSA
        5.000%, 04/01/14                                                                  1,000           1,094
        5.000%, 04/01/15                                                                  3,000           3,300
   New York State, Thruway Authority,
     Ser A, RB
     Callable 09/15/17 @ 100
        5.000%, 03/15/18                                                                  1,000           1,096
   New York State, Thruway Authority,
     Ser H, RB, MBIA
        5.000%, 01/01/15                                                                    635             692
   New York State, Thruway Authority,
     Second Ser B, RB, FGIC
     Callable 10/01/15 @ 100
        5.000%, 04/01/16                                                                  1,000           1,087
   New York State, Thruway Authority,
     Second Ser B, RB, FSA
        5.000%, 04/01/13                                                                  2,175           2,362
   New York State, Thruway Authority,
     Transportation Project, Ser A, RB, FSA
        5.000%, 03/15/13                                                                    500             543
        5.000%, 03/15/14                                                                  1,000           1,094
   New York State, Tobacco Settlement
     Financing, Ser A-1, RB
        5.250%, 06/01/12                                                                     35              35
   New York State, Transitional Finance
     Authority, Future Tax Secured Project,
     Ser B, RB
     Pre-Refunded @ 101
        6.000%, 05/15/10 (C)                                                                750             810
   New York State, Triborough Bridge &
     Tunnel Authority, General Purpose
     Project, Ser SR, RB
        5.500%, 01/01/12 (B)                                                                430             455
   New York State, Urban Development
     Authority, Personal Income Tax
     Project, Ser A-1, RB
        5.000%, 12/15/11                                                                    250             269
   New York State, Urban Development
     Authority, Personal Income Tax
     Project, Ser A-1, RB, AMBAC
        5.000%, 12/15/15                                                                  1,000           1,101
   New York State, Urban Development
     Authority, Personal Income Tax
     Project, Ser B, RB, FSA
        5.000%, 03/15/13                                                                  1,000           1,085
   New York State, Urban Development
     Authority, Ser A, RB
     Pre-Refunded @ 100
        5.500%, 01/01/11 (C)                                                                105             112
   New York State, Urban Development
     Authority, Ser A, RB
        5.500%, 07/01/08 (A)                                                              1,395           1,472
        5.000%, 01/01/17                                                                    450             469
   New York State, Urban Development
     Authority, Service Contract, RB, FSA
        5.000%, 01/01/15                                                                    500             548
   New York State, Urban Development
     Authority, State Facilities Project, RB
        5.750%, 04/01/12                                                                  1,100           1,201
   New York State, Urban Development,
     Ser A1, RB
        5.000%, 12/15/16                                                                    250             276
   New York State, Urban Development,
     Ser C, RB
        5.000%, 03/15/17                                                                  2,145           2,361
   New York State, Urban Development,
     Ser E, RB
        5.000%, 01/01/15                                                                    500             541
   Port Authority of New York & New Jersey,
     JFK International Air Terminal Project,
     AMT, RB, MBIA
        6.250%, 12/01/09                                                                    500             522

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
New York Municipal Bond Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
   Port Authority of New York & New Jersey,
     One Hundred Thirty Ninth Project,
     AMT, RB, FGIC
        5.000%, 10/01/13                                                              $   1,000     $     1,053
   Port Authority of New York & New Jersey,
     Ser 131st, AMT, RB
     Callable 06/15/13 @ 101
        5.000%, 12/15/13                                                                  1,500           1,604
   Troy, Industrial Development Authority,
     Rensselaer Polytechnic Institute, Ser A,
     RB
        5.500%, 09/01/10                                                                    400             424
   TSASC, Ser 1, RB
     Callable 06/01/16 @ 100
        4.750%, 06/01/22                                                                  3,000           2,777
   Yonkers, Ser A, GO, FSA
        5.000%, 05/01/17                                                                    500             545
   Yonkers, Ser A, GO, MBIA
        5.000%, 08/01/13                                                                  1,500           1,616
                                                                                                    -----------
                                                                                                        128,748
                                                                                                    -----------
PUERTO RICO -- 12.6%
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser QQ, RB, XLCA
        5.500%, 07/01/16                                                                    500             536
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser UU, RB, MBIA
        5.000%, 07/01/19                                                                    500             521
   Puerto Rico Commonwealth, Government
     Development Bank Authority, Ser B,
     RB
        5.000%, 12/01/11                                                                    500             516
        5.000%, 12/01/15                                                                    750             773
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, RB, FSA
        5.500%, 07/01/25                                                                  1,740           1,937
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser CC, RB
        5.000%, 07/01/16                                                                  2,100           2,173
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser E, RB,
     FSA
        5.500%, 07/01/19                                                                    750             832
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser Y, RB,
     MBIA
        6.250%, 07/01/14 (B)                                                                115             135
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser Y, RB,
     MBIA
        6.250%, 07/01/14                                                                     10              11
   Puerto Rico Commonwealth, Housing
     Finance Authority, Capital Funding
     Program, RB, HUD
        5.000%, 12/01/13                                                                  1,500           1,575
   Puerto Rico Commonwealth,
     Infrastructure Financing Authority,
     Ser C, AMBAC
        5.500%, 07/01/16                                                                    500             538
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser C, RB
        5.500%, 07/01/12                                                                    250             262
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser J, RB
     Callable 07/01/12 @ 100
        5.000%, 07/01/08 (A)                                                              1,000           1,003
   Puerto Rico Commonwealth, Public
     Buildings Authority, Ser N, RB
        5.250%, 07/01/17                                                                    765             796
   Puerto Rico Commonwealth, Public
     Finance Authority, Commonwealth
     Appropriations Project, Ser A, RB
     Callable 02/01/12 @ 100
        5.750%, 08/01/08 (A)(D)                                                           2,850           2,890
   Puerto Rico Commonwealth, Public
     Finance Authority, Commonwealth
     Appropriations Project, Ser A, RB,
     MBIA
     Callable 02/01/12 @ 100
        5.250%, 08/01/08 (A)(D)                                                           1,000           1,024
   Puerto Rico Commonwealth, Public
     Finance Authority, Commonwealth
     Appropriations Project, Ser E, RB
     Pre-Refunded @ 100
        5.500%, 02/01/12 (C)                                                                750             807
   Puerto Rico Commonwealth, Public
     Improvements Project, Ser C, GO
        6.000%, 07/01/08 (A)                                                              1,000           1,001
   Puerto Rico Commonwealth, Ser A,
     GO
     Callable 07/01/12 @ 100
        5.000%, 07/01/08 (A)                                                              1,000           1,003
   Puerto Rico Commonwealth, Ser B,
     GO
     Pre-Refunded @ 100
        5.000%, 07/01/35 (C)                                                                500             556
                                                                                                    -----------
                                                                                                         18,889
                                                                                                    -----------
VIRGIN ISLANDS -- 0.1%
   Virgin Islands, Public Finance
     Authority, Gross Receipts Taxes,
     Loan Note Project, Ser A, RB
        5.625%, 10/01/10                                                                    220             227
                                                                                                    -----------
Total Municipal Bonds
   (Cost $145,640) ($ Thousands)                                                                        147,864
                                                                                                    -----------

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
New York Municipal Bond Fund
May 31, 2008

                                                                                                   Market Value
Description                                                                            Shares      ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust, Institutional Tax
     Free Fund, Cl A, 1.53% +                                                            46,870     $        47
                                                                                                    -----------
Total Cash Equivalent
   (Cost $47) ($ Thousands)                                                                                  47
                                                                                                    -----------
Total Investments -- 98.7%
   (Cost $145,687) ($ Thousands)++                                                                  $   147,911
                                                                                                    ===========

      Percentages are based on Net Assets of $149,762($ Thousands).

+     The rate shown is the 7-day effective yield as of May 31, 2008.

++ At May 31, 2008, the tax basis cost of the Fund's investments was $145,687 ($ Thousands), and the unrealized appreciation and depreciation were $2,915 ($ Thousands) and $(691) ($ Thousands), respectively.

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)   Security is escrowed to maturity.

(C) Pre-Refunded Securities - The maturity date shown is the pre-refunded date.

(D) Securities are held in connection with a letter of credit issued by a major bank.

AMBAC -- American Municipal Bond Assurance Corporation

AMT -- Alternative Minimum Tax (subject to)

CIFG -- CDC IXIS Financial Guaranty

Cl -- Class

FGIC -- Financial Guaranty Insurance Company

FSA -- Financial Security Assistance

GO -- General Obligation

HUD -- Housing Urban Development

MBIA -- Municipal Bond Investors Association

Radian -- Radian Asset Assurance

RB -- Revenue Bond

Ser -- Series

XLCA -- XL Capital Assurance

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
California Municipal Bond Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
MUNICIPAL BONDS -- 98.0%
CALIFORNIA -- 90.2%
   ABAG Finance Authority Not-For-Profit,
     Channing House Project, COP
        4.900%, 02/15/09                                                             $      275     $       276
   California State University, Ser A, RB,
     FSA
        5.000%, 11/01/16                                                                  1,235           1,370
   California State, Daily-Kindergarten
     University Project, Ser A-4, GO
     Callable 06/04/08 @ 100
        0.830%, 06/01/08 (A)(B)                                                           1,495           1,495
   California State, Department of Water
     Resources & Power, Ser A, RB, MBIA
     Pre-Refunded @ 101
        5.375%, 05/01/12 (C)                                                              2,500           2,757
   California State, Department of Water
     Resources & Power, Ser W, RB, FSA
        5.500%, 12/01/13                                                                  1,540           1,729
   California State, Department of Water
     Resources, Power Supply, Ser H, RB
        5.000%, 05/01/17                                                                  3,125           3,391
   California State, Department of Water
     Resources, Ser Y, RB, FGIC
     Callable 06/01/13 @ 100
        5.250%, 12/01/19                                                                  2,395           2,544
   California State, Department of Water
     Resources, Ser Y, RB, FGIC
     Pre-Refunded @ 100
        5.250%, 06/01/13 (C)                                                                 30              33
   California State, Economic Recovery
     Authority, Ser A, GO
        5.250%, 07/01/12                                                                  6,930           7,527
   California State, Economic Recovery
     Authority, Ser A, GO, MBIA
        5.250%, 07/01/13                                                                  2,000           2,197
   California State, Economic Recovery
     Authority, Ser C-5, GO
     Callable 06/04/08 @ 100
        0.830%, 06/01/08 (B)                                                              1,175           1,175
   California State, Educational Facilities
     Authority, Santa Clara University
     Project, RB, AMBAC
        5.250%, 09/01/19                                                                  1,250           1,376
   California State, Efficiency Financing
     Authority, Capital Improvements
     Project, COP, AMBAC
        6.000%, 04/01/09 (D)                                                                 80              83
   California State, GO
     Callable 08/01/13 @ 100
        5.250%, 02/01/14                                                                  4,000           4,310
   California State, GO
        5.250%, 02/01/18                                                                  2,000           2,172
        5.000%, 04/01/12                                                                 10,000          10,613
        5.000%, 03/01/15                                                                  7,000           7,499
        5.000%, 10/01/16                                                                  3,225           3,465
   California State, GO, FSA
        5.000%, 09/01/16                                                                  2,000           2,207
   California State, GO, XLCA
        5.250%, 02/01/11                                                                  4,000           4,233
   California State, Health Facilities
     Financing Authority, Cedars-Sinai
     Medical Center Project, RB
        5.000%, 11/15/14                                                                  1,000           1,057
   California State, Infrastructure &
     Economic Development Authority,
     Workers Compensation Relief Project,
     Ser A, RB, AMBAC
        5.250%, 10/01/13                                                                  4,900           5,403
   California State, Pollution Control
     Financing Authority, Exxon Project, RB
     Callable 06/04/08 @ 100
        0.740%, 06/01/08 (B)                                                                200             200
   California State, Public Works Board,
     Butterfield Street Project, Ser A, RB
        5.000%, 06/01/15                                                                  1,000           1,065
   California State, Public Works Board,
     California State University Project,
     Ser A, RB, FGIC
        5.250%, 10/01/17                                                                  1,380           1,523
   California State, Public Works Board,
     Community College Project, Ser B, RB,
     FGIC
     Callable 03/01/17 @ 100
        5.000%, 03/01/20                                                                  2,000           2,105
   California State, Public Works Board,
     Department of Corrections State Prison
     Project, Ser E, RB, MBIA
        6.000%, 06/01/10                                                                  1,500           1,598
   California State, Public Works Board,
     Department of General Services, Ser A,
     RB, FSA
     Callable 04/01/16 @ 100
        5.000%, 04/01/17                                                                  1,560           1,668
   California State, Union Elementary School
     District, Ser B, GO, FGIC
     Pre-Refunded @ 100
        5.375%, 09/01/12 (C)                                                              1,000           1,095
   California Statewide, Communities
     Development Authority, Health
     Facilities-Adventist Health Project,
     Ser A, RB
        5.000%, 03/01/15                                                                  1,385           1,450

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
California Municipal Bond Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
   California Statewide, Communities
     Development Authority, Huntington
     Memorial Hospital, RB
        5.000%, 07/01/15                                                             $    2,860     $     3,006
   California Statewide, Communities
     Development Authority, LA Jewish
     Home Project, RB
     Callable 11/15/10 @ 100
        4.500%, 11/15/13                                                                  3,000           3,061
   California Statewide, Communities
     Development Authority, Redlands
     Community Hospital, Ser A, RB,
     Radian Insured
        5.000%, 04/01/14                                                                  1,000           1,053
   California Statewide, Communities
     Development Authority, St. Joseph
     Project, RB, FSA
        5.000%, 07/01/14                                                                  1,000           1,080
   Cerritos Community College, Ser A, GO,
     MBIA
     Pre-Refunded @ 101
        5.000%, 08/01/24 (C)                                                              1,170           1,294
   Charter Oak, Unified School District,
     Election 2000 Project, Ser B, GO, FSA
     Pre-Refunded @ 100
        5.000%, 07/01/28 (C)                                                              1,500           1,644
   Corona-Norca, Unified School District,
     Capital Appreciations Project, Ser B,
     GO, FSA
        5.600%, 09/01/13 (E)                                                              1,000             829
        5.500%, 09/01/12 (E)                                                              1,005             869
   Del Mar, Race Track Authority, RB
        5.000%, 08/15/10                                                                    700             710
   Fontana, Redevelopment Agency, Jurupa
     Hills Redevelopment Project, Ser A, TA
     Callable 10/01/09 @ 101
        5.200%, 10/01/10                                                                  1,615           1,678
   Fontana, Redevelopment Agency, Jurupa
     Hills Redevelopment Project, Ser A, TA
        5.100%, 10/01/09                                                                    360             370
   Fremont, Union High School District, GO,
     FGIC
     Callable 09/01/15 @ 100
        5.000%, 09/01/20                                                                  2,000           2,122
   Fremont, Union High School District, GO,
     FGIC
        5.000%, 09/01/13                                                                  2,325           2,538
   Fresno, Joint Powers Financing Authority,
     TA, AMBAC
     Callable 08/01/10 @ 102
        5.500%, 08/01/15                                                                  1,445           1,539
   Golden West Schools, Financing
     Authority, Yorba Linda University, RB,
     AMBAC
        5.500%, 08/01/21                                                                  1,500           1,689
   Hacienda La Puente, Capital Appreciation
     Project, Ser A, GO, MBIA
        5.450%, 08/01/15 (E)                                                              1,200             897
   Huntington Beach, Union High School
     District, Election 2004 Project, GO,
     FSA
     Callable 08/01/14 @ 100
        5.000%, 08/01/15                                                                  1,165           1,272
   Intermodal, Container Transfer Facility,
     Joint Powers Authority, Ser A, RB,
     AMBAC
        5.000%, 11/01/10                                                                  1,465           1,548
   Loma Linda, University Medical Center,
     Ser A, RB
        5.000%, 12/01/15                                                                  1,575           1,619
   Los Angeles, Ser A, GO, MBIA
        5.250%, 09/01/13                                                                  1,180           1,295
   Los Angeles, Sonnelblick Del Rio West,
     COP, AMBAC
        5.375%, 11/01/10                                                                  1,295           1,381
   Los Angeles, Unified School District, GO,
     MBIA
        5.500%, 07/01/11                                                                  2,000           2,158
   Los Angeles, Unified School District,
     Ser A-2, GO, FGIC
     Callable 07/01/14 @ 100
        5.000%, 07/01/16                                                                  3,620           3,890
   M-S-R Public Power Agency, Ser K, RB,
     MBIA
        5.000%, 07/01/13                                                                  2,600           2,814
   North Orange County, Community College
     District, Election of 2002 Project,
     Ser B, GO, FGIC
     Pre-Refunded @ 100
        5.000%, 08/01/14 (C)                                                              1,250           1,379
   Ontario, Redevelopment Financing
     Authority, Center City & Cimarron
     Project No. 1, RB, MBIA
        5.000%, 08/01/11                                                                  1,270           1,328
   Orange County, Water District Authority,
     Ser B, COP, MBIA
        4.500%, 08/15/13                                                                  1,350           1,428
   Palo Alto, Unified School District, GO,
     FSA
     Callable 08/01/15 @ 100
        5.000%, 08/01/16                                                                  1,195           1,310
   Pasadena, Unified School District, GO,
     FGIC
        5.000%, 11/01/13                                                                  2,000           2,184
   Rancho Cucamonga, Redevelopment
     Agency, Ranch Redevelopment
     Project, Ser A, TA, AMBAC
     Callable 09/01/14 @ 100
        5.000%, 09/01/15                                                                  2,000           2,152

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
California Municipal Bond Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
   Rancho Mirage, Powers Authority,
     Eisenhower Medical Center Project,
     Ser A, RB
     Callable 07/01/17 @ 100
        5.000%, 07/01/21                                                             $    1,000     $     1,021
   Rancho Santiago, Community College
     District, GO, FSA
        5.250%, 09/01/17                                                                  3,325           3,745
   Rancho, Water District Financing
     Authority, Ser A, RB, FSA
     Callable 08/01/18 @ 100
        5.000%, 08/01/21                                                                  1,385           1,492
   Redwood City, Elementary School District,
     GO, FGIC
        5.000%, 08/01/15                                                                  2,275           2,483
   Riverside, Community College District,
     GO, FSA
     Callable 08/01/15 @ 100
        5.000%, 08/01/18                                                                  1,700           1,833
   Riverside, Electric Authority, RB, FSA
     Callable 10/01/11 @ 101
        5.250%, 10/01/13                                                                  2,485           2,681
   Riverside, Public Financing Authority,
     COP
        5.400%, 05/15/09                                                                  1,030           1,039
   Sacramento, Municipal Utility District,
     Ser S, RB, MBIA
        5.000%, 11/15/13                                                                  1,400           1,526
   San Buenaventura, Ser B, COP, AMBAC
        5.000%, 01/01/12                                                                  1,455           1,546
   San Diego, Burnham Institution for Med
     Resh Project, COP
     Callable 09/01/15 @ 102
        5.000%, 09/01/16                                                                    575             576
   San Diego, Redevelopment Agency,
     Centre City Redevelopment Project,
     Ser A, RB
        5.450%, 09/01/09                                                                    175             179
        5.350%, 09/01/08                                                                    175             176
   San Diego, Redevelopment Agency,
     Centre City Redevelopment Project,
     Ser A, TA, XLCA
        5.000%, 09/01/13                                                                  1,300           1,396
   San Diego, Unified School District,
     Election of 1998 Project, Ser B, GO,
     MBIA
        6.050%, 07/01/18                                                                  2,650           3,102
   San Francisco Bay Area, Bay Area Toll
     Authority, Ser F, RB
        5.000%, 04/01/13                                                                  1,000           1,088
   San Francisco, City & County Authority,
     Issue 29 Project, Ser B, RB, FGIC
        5.000%, 05/01/12                                                                  1,555           1,637
   San Francisco, Community College
     District, Ser B, GO, FSA
        5.000%, 06/15/14                                                                  3,040           3,340
   San Francisco, Community College
     District, Ser B, GO, FSA
     Callable 06/15/14 @ 100
        5.000%, 06/15/15                                                                  3,000           3,272
   San Francisco, State Building Authority,
     California State & San Francisco Civic
     Center, Ser A, RB, FGIC
     Callable 12/01/15 @ 100
        5.000%, 12/01/16                                                                  3,500           3,720
   San Joaquin County, Capital Facilities
     Project, COP, MBIA
        5.500%, 11/15/13                                                                  1,000           1,102
   San Jose, Redevelopment Agency,
     Merged Area Development Project,
     Ser D, TA, AMBAC
     Callable 08/01/17 @ 100
        5.000%, 08/01/21                                                                  5,000           5,220
   San Jose, Unified School District/Santa
     Clara County, Election of 2002, Ser C,
     GO, FGIC
     Callable 08/01/16 @ 100
        5.250%, 08/01/19                                                                  2,050           2,215
   San Ramon Valley, Unified School
     District, Election 2002, GO, FSA
     Callable 08/01/14 @ 100
        5.250%, 08/01/17                                                                  1,475           1,612
   Santa Clara Valley, Water District
     Authority, Ser A, RB, FSA
     Callable 06/01/16 @ 100
        5.000%, 06/01/19                                                                  2,185           2,338
   Santa Fe Springs, Community
     Development Commission,
     Construction Redevelopment Project,
     Ser A, TA, MBIA
        5.000%, 09/01/15                                                                  2,585           2,807
   Santa Monica, Malibu School District,
     GO, FGIC
        5.250%, 08/01/11                                                                  2,095           2,249
   Santa Rosa, Wastewater Authority, Ser A,
     RB, AMBAC
        5.000%, 09/01/16                                                                  2,000           2,170
   Saugus, Union School District, Ser B, GO,
     FSA
     Pre-Refunded @ 100
        5.000%, 08/01/15 (C)                                                              1,375           1,528
   South San Francisco, School District, RB,
     MBIA
        5.000%, 09/15/17                                                                  1,070           1,171
   Stockton, Essential Services Building,
     Parking Facility Project, COP
        5.000%, 08/01/09 (D)                                                                280             290

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
California Municipal Bond Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
   Sunnyvale, Water Financing Authority,
     RB, AMBAC
     Callable 10/01/11 @ 100
        5.250%, 10/01/13                                                             $    1,595     $     1,696
   Tulare, Local Health Care District, RB
        5.000%, 11/01/15                                                                    525             522
        5.000%, 11/01/16                                                                    550             543
   University of California, Regents Medical
     Center, Ser A, RB, MBIA
     Callable 05/15/15 @ 101
        5.000%, 05/15/16                                                                  1,000           1,092
   University of California, Regents Medical
     Center, Ser A, RB, MBIA
        5.000%, 05/15/13                                                                  2,000           2,161
   University of California, Ser K, RB, MBIA
     Callable 05/15/15 @ 101
        5.000%, 05/15/20                                                                  5,790           6,173
   Val Verde, Unified School District, COP,
     FGIC
     Pre-Refunded @ 100
        5.250%, 01/01/15 (C)                                                              2,500           2,772
   Val Verde, Unified School District, COP,
     FGIC
        5.000%, 01/01/14 (D)                                                                500             545
   Whittier, High School District, GO, MBIA
     Callable 08/01/15 @ 100
        5.000%, 08/01/20                                                                  1,485           1,564
                                                                                                    -----------
                                                                                                        203,375
                                                                                                    -----------
GUAM -- 0.5%
   Guam, Ser A, RB, FSA
        5.500%, 12/01/10                                                                  1,000           1,065
                                                                                                    -----------
PUERTO RICO -- 7.3%
   Puerto Rico Commonwealth, Electric
     Power Authority, RB, MBIA
        5.000%, 07/01/20                                                                  1,700           1,765
   Puerto Rico Commonwealth, Government
     Development Bank Authority, Ser B,
     RB
        5.000%, 12/01/14                                                                  1,250           1,289
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser K, RB
     Pre-Refunded @ 100
        5.000%, 07/01/15 (C)                                                              1,210           1,336
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser W, RB,
     MBIA
        5.500%, 07/01/13                                                                  3,400           3,664
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser X, RB,
     FSA
        5.500%, 07/01/15                                                                  1,490           1,645

                                                                                Face Amount        Market Value
Description                                                                ($ Thousands)/Shares   ($ Thousands)
-------------------------------------------------------------------        --------------------   -------------

   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser C, RB, CIFG
        5.500%, 07/01/16                                                             $    1,000     $     1,034
   Puerto Rico Commonwealth, Public
     Improvements Authority, GO, MBIA
        5.250%, 07/01/12                                                                  2,000           2,105
   Puerto Rico Commonwealth, Public
     Improvements Authority, Ser A, GO,
     FGIC
        5.500%, 07/01/13                                                                  2,500           2,589
   Puerto Rico Commonwealth, Public
     Improvements Project, GO, MBIA
        5.250%, 07/01/15                                                                  1,000           1,060
                                                                                                    -----------
                                                                                                         16,487
                                                                                                    -----------
Total Municipal Bonds
(Cost $217,343) ($ Thousands)                                                                           220,927
                                                                                                    -----------

TAX EXEMPT CORPORATE BOND -- 0.8%
CALIFORNIA -- 0.8%
   San Manuel Entertainment
     Callable 12/01/13 @ 102
        4.500%, 12/01/16 (F)                                                              2,000           1,908
                                                                                                    -----------

Total Tax Exempt Corporate Bond
   (Cost $2,000) ($ Thousands)                                                                            1,908
                                                                                                    -----------

CASH EQUIVALENT -- 0.0%

   SEI Tax Exempt Trust, Institutional Tax
     Free Fund, Cl A, 1.53% +                                                            49,273              49
                                                                                                    -----------
Total Cash Equivalent
   (Cost $49) ($ Thousands)                                                                                  49
                                                                                                    -----------
Total Investments -- 98.8%
(Cost $219,392) ($ Thousands)++                                                                     $   222,884
                                                                                                    ===========


      Percentages are based on Net Assets of $225,511 ($ Thousands).

+     The rate shown is the 7-day effective yield as of May 31, 2008.

++ At May 31, 2008, the tax basis cost of the Fund's investments was $219,392 ($ Thousands), and the unrealized appreciation and depreciation were $4,272 ($ Thousands) and $(780) ($ Thousands), respectively.

(A) Securities are held in connection with a letter of credit issued by a major bank.

(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C) Pre-Refunded Securities - The maturity date shown is the pre-refunded date.

(D)   Security is escrowed to maturity.

(E) Zero coupon security. The rate shown on the schedule of investments represents the security's effective yield at the time of purchase.

(F) Resales of portions of these securities are subject to Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers.

AMBAC -- American Municipal Bond Assurance Corporation

CIFG -- CDC IXIS Financial Guaranty

Cl -- Class

COP -- Certificate of Participation

FGIC -- Financial Guaranty Insurance Company

FSA -- Financial Security Assistance

                        SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
California Municipal Bond Fund
May 31, 2008

GO -- General Obligation

MBIA -- Municipal Bond Investors Association

Radian -- Radian Asset Assurance

RB -- Revenue Bond

Ser -- Series

TA -- Tax Allocation

XLCA -- XL Capital Assurance

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                        SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Tax-Advantaged Income Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
MUNICIPAL BONDS -- 60.6%
ALABAMA -- 2.1%
   Colbert County, Northwest Alabama
      Health Care Authority, RB
      Callable 06/01/13 @ 101
         5.750%, 06/01/27                                                               $   800     $       784
   Montgomery, Medical Clinic Board,
      Jackson Hospital & Clinic Project, RB
      Callable 03/01/16 @ 100
         5.250%, 03/01/36                                                                   750             663
   Tuscaloosa, Educational Building
      Authority, Stillman College Project,
      Ser A, RB
      Callable 06/01/17 @ 100
         5.000%, 06/01/26                                                                   500             434
                                                                                                    -----------
                                                                                                          1,881
                                                                                                    -----------
ALASKA -- 0.2%
   Alaska State, Industrial Development &
      Export Authority, Boys & Girls Home
      Project, RB
      Callable 12/01/17 @ 100
         6.000%, 12/01/36                                                                   200             178
                                                                                                    -----------
ARIZONA -- 2.1%
   Pima County, Industrial Development
      Authority, American Charter Schools
      Fundation, Ser A, RB
      Callable 07/01/17 @ 100
         5.625%, 07/01/38                                                                   250             223
   Pima County, Industrial Development
      Authority, Tuscan Electric Power
      Project, Ser A, RB
      Callable 03/01/13 @ 100
         6.375%, 09/01/29                                                                 1,000           1,015
   Pima County, Industrial Development
      Authority, Tuscon County Day School
      Project, RB
      Callable 06/01/17 @ 100
         5.000%, 06/01/37                                                                   265             219
   Salt Verde, Financial Authority, RB
         5.000%, 12/01/37                                                                   500             443
                                                                                                    -----------
                                                                                                          1,900
                                                                                                    -----------
CALIFORNIA -- 1.5%
 California State, Health Facilities
      Financing Authority, Catholic
      Healthcare Project, Ser J, RB
      Callable 07/01/15 @ 100
         5.625%, 07/01/32                                                                   200             204
   California State, Municipal Finance
      Authority, Biola University Project, RB
      Callable 04/01/18 @ 100
         5.875%, 10/01/34                                                                   250             252
   Dinuba, Financing Authority, Measure R
      Road Improvement Project, RB
      Callable 09/01/17 @ 100
         5.375%, 09/01/38                                                                   300             264
   Long Beach, Towne Center Project
      Callable 10/01/18 @ 100
         5.400%, 10/01/23                                                                   650             634
                                                                                                    -----------
                                                                                                          1,354
                                                                                                    -----------
COLORADO -- 1.2%
   Colorado State, Health Facilities
      Authority, Valley View Hospital
      Association, RB
      Callable 05/15/18 @ 100
         5.750%, 05/15/36                                                                   500             503
   Denver City & County, Wellington Project,
      COP, AMBAC
      Callable 06/04/08 @ 100
         2.480%, 07/01/08 (A)                                                               595             595
                                                                                                    -----------
                                                                                                          1,098
                                                                                                    -----------
DISTRICT OF COLUMBIA -- 1.1%
   District of Columbia, Amern University
      Issue Project, Ser A, RB
      Callable 06/04/08 @ 100
         2.950%, 07/01/08 (A)                                                             1,000           1,000
                                                                                                    -----------
FLORIDA -- 1.5%
   Brevard County, Health Facilities
      Authority, Health First Incorporated,
      RB
      Callable 04/01/16 @ 100
         5.000%, 04/01/36                                                                   460             434
   Florida State, University Square
      Community Development, Ser A-1
      Callable 05/01/17 @ 100
         5.875%, 05/01/38                                                                   250             218
   Miami-Dade County, Educational
      Facilities Authority, University of Miami
      Project, RB
      Callable 04/01/16 @ 100
         5.500%, 04/01/38                                                                   500             504
   Seminole Indian Tribe, Special Obligation,
      Ser A, RB
      Callable 10/01/17 @ 100
         5.250%, 10/01/27 (B)                                                               250             227
                                                                                                    -----------
                                                                                                          1,383
                                                                                                    -----------
GEORGIA -- 0.6%
   Georgia State, Medical Center Hospital
      Authority, RB
      Callable 07/01/17 @ 100
         5.250%, 07/01/37                                                                   600             493
                                                                                                    -----------

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Tax-Advantaged Income Fund
May 31, 2008


                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
ILLINOIS -- 4.5%
   Belleville, Tax Increment, Frank Scott
      Parkway Redevelopment, Ser A, TA
      Callable 11/01/17 @ 100
         5.700%, 05/01/36                                                             $     250     $       219
   Chicago, O'Hare International Airport,
      General Airport Third Lien, Ser A, RB,
      FGIC
      Callable 01/01/16 @ 100
         5.000%, 01/01/33                                                                 1,000             974
   Hillside, Tax Increment, Mannheim
      Redevelopment Project, Ser Senior
      Lien, TA
      Callable 01/01/18 @ 102
         7.000%, 01/01/28                                                                   500             496
   Illinois State, Finance Authority, Fairview
      Obligation Group, Ser A, RB
      Callable 08/15/18 @ 100
         6.250%, 08/15/35                                                                   500             471
   Illinois State, Finance Authority, Jewish
      Federation Projects, RB, AMBAC
      Callable 06/04/08 @ 100
         2.480%, 07/01/08 (A)                                                             1,000           1,000
   Illinois State, Finance Authority, Monarch
      Lending Facilities, Ser A, RB
      Callable 12/01/17 @ 100
         7.000%, 12/01/37                                                                   200             200
   Illinois State, Finance Authority, Sherman
      Health Systems, Ser A, RB
      Callable 08/01/17 @ 100
         5.500%, 08/01/37                                                                   250             237
   Illinois State, Sports Facility Finance
      Authority, Leafs Hockey Club Project,
      Ser A, RB
      Callable 03/01/17 @ 100
         6.000%, 03/01/37                                                                   300             264
   Southwestern Illinois, Development
      Authority, Comprehensive Mental
      Health Center, RB
      Callable 06/01/17 @ 103
         6.625%, 06/01/37                                                                   150             142
                                                                                                    -----------
                                                                                                          4,003
                                                                                                    -----------
IOWA -- 1.0%
   Deerfield, Senior Living Facilities Finance
      Authority, Retirement Community
      Incorporated, Ser A, RB
      Callable 11/15/17 @ 100
         5.500%, 11/15/27                                                                   250             201
         5.500%, 11/15/37                                                                   900             680
                                                                                                    -----------
                                                                                                            881
                                                                                                    -----------
KANSAS -- 0.8%
   Manhattan, Healthcare Facilities
      Authority, Meadowlark Hills
      Retirement, Ser B, RB
      Callable 05/15/14 @ 103
         5.125%, 05/15/37                                                                   750             617
         5.125%, 05/15/42                                                                   100              81
                                                                                                    -----------
                                                                                                            698
                                                                                                    -----------
LOUISIANA -- 0.8%
   St. John Baptist Parish, Marathon Oil
      Corporation, Ser A, RB
      Callable 06/01/17 @ 100
         5.125%, 06/01/37                                                                   800             752
                                                                                                    -----------
MARYLAND -- 2.4%
   Maryland State, Economic Development,
      Chesapeake Bay Project, Ser Senior
      Lien, RB
      Callable 12/01/16 @ 100
         5.000%, 12/01/31                                                                   500             389
   Maryland State, Health & Higher
      Educational Facilities Authority, King
      Farm Presbyterian Community, Ser A,
      RB
      Callable 01/01/17 @ 100
         5.300%, 01/01/37                                                                   300             242
   Maryland State, Health & Higher
      Educational Facilities Authority, Mercy
      Medical Center, Ser A, RB
      Callable 07/01/17 @ 100
         5.000%, 07/01/37                                                                   650             581
   Maryland State, Health & Higher
      Educational Facilities Authority,
      Washington County Hospital, RB
      Callable 01/01/18 @ 100
         5.750%, 01/01/38                                                                 1,000             968
                                                                                                    -----------
                                                                                                          2,180
                                                                                                    -----------
MASSACHUSETTS -- 0.3%
   Massachusetts State, Development
      Finance Agency, Adventcare Project,
      Ser A, RB
      Callable 10/15/17 @ 100
         6.750%, 10/15/37                                                                   250             227
                                                                                                    -----------
MICHIGAN -- 1.6%
   Grand Traverse Academy, RB
      Callable 11/01/17 @ 100
         5.000%, 11/01/36                                                                   300             223
   Michigan State, Hospital Finance
      Authority, Henry Ford Health System,
      Ser A, RB
      Callable 11/15/16 @ 100
         5.000%, 11/15/38                                                                 1,000             945

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Tax-Advantaged Income Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
   Michigan State, Public Educational
      Facilities Authority, Long-Term
      Obligation Bradford, RB
      Callable 09/01/17 @ 102
         6.500%, 09/01/37 (B)                                                           $   250     $       233
                                                                                                    -----------
                                                                                                          1,401
                                                                                                    -----------
MINNESOTA -- 0.6%
   Falcon Heights, Kaleidoscope Charter
      School, Ser A, RB
      Callable 11/01/15 @ 100
         6.000%, 11/01/37                                                                   100              91
   Washington County, Housing &
      Redevelopment Authority, Birchwood
      & Woodbury Projects, Ser A, RB
      Callable 06/01/17 @ 100
         5.625%, 06/01/37                                                                   500             455
                                                                                                    -----------
                                                                                                            546
                                                                                                    -----------
MISSISSIPPI -- 1.1%
   Mississippi State, Business Finance
      Authority, Energy Restoration Project,
      RB
      Callable 06/30/08 @ 100
         5.875%, 04/01/22                                                                 1,000           1,000
                                                                                                    -----------
MISSOURI -- 0.3%
   Missouri State, Health & Educational
      Facilities Authority, SSM Healthcare
      Project, Ser A, RB
      Callable 06/01/18 @ 100
         5.000%, 06/01/36                                                                   250             247
                                                                                                    -----------
NEW JERSEY -- 1.2%
   Burlington County, Bridge Commission,
      The Evergreen Project, RB
      Callable 01/01/18 @ 100
         5.625%, 01/01/38                                                                   250             222
   New Jersey State, Economic
      Development Authority, Seashore
      Gardens Project, RB
      Callable 11/01/16 @ 100
         5.375%, 11/01/36                                                                   300             250
   New Jersey State, Tobacco Settlement
      Financing, Ser 1-A, RB
      Callable 06/01/17 @ 100
         5.000%, 06/01/41                                                                   750             577
                                                                                                    -----------
                                                                                                          1,049
                                                                                                    -----------
NEW MEXICO -- 1.1%
   Albuquerque, Ser Sub, RB, AMBAC
      Callable 07/02/08 @ 100
         3.100%, 07/02/08 (A)                                                             1,000           1,000
                                                                                                    -----------
NEW YORK -- 1.1%
   Nassau County, Industrial Development
      Agency, Amsterdam at Harborside,
      Ser A, RB
      Callable 01/01/18 @ 100
         6.700%, 01/01/43                                                                   750             758
   New York City, Industrial Development
      Agency, Yankee Stadium Project, RB,
      FGIC
         4.697%, 07/02/08 (A)                                                               250             241
                                                                                                    -----------
                                                                                                            999
                                                                                                    -----------
NORTH CAROLINA -- 1.8%
   North Carolina State, Eastern Municipal
      Power Agency, Ser A, RB
      Callable 01/01/18 @ 100
         5.250%, 01/01/20                                                                   500             519
   North Carolina State, Medical Care
      Commission, Village at Brookwood, RB
      Callable 01/01/14 @ 103
         5.250%, 01/01/32                                                                   750             628
   Northern Hospital District of Surry
      County, RB
      Callable 04/01/18 @ 100
         6.250%, 10/01/38                                                                   500             504
                                                                                                    -----------
                                                                                                          1,651
                                                                                                    -----------
OHIO -- 3.1%
   Buckeye, Tobacco Settlement Financing
      Authority, Turbo, Ser A-2, RB
      Callable 06/01/17 @ 100
         5.875%, 06/01/30                                                                   500             452
         5.875%, 06/01/47                                                                 1,250           1,069
         6.000%, 06/01/42                                                                 1,435           1,266
                                                                                                    -----------
                                                                                                          2,787
                                                                                                    -----------
PENNSYLVANIA -- 6.9%
   Allegheny County, Hospital Development
      Authority, North Pennsylvania Health
      System, Ser A, RB
      Callable 11/15/17 @ 100
         5.375%, 11/15/40                                                                   575             484
   Cumberland County, Municipal Authority,
      Messiah Village Project, Ser A, RB
      Callable 07/01/18 @ 100
         6.000%, 07/01/35                                                                   250             244
   Lancaster County, Hospital Authority,
      Brethren Village Project, Ser A, RB
      Callable 07/01/17 @ 100
         6.250%, 07/01/26                                                                   250             251
   Pennsylvania State, Economic
      Development Financing Authority,
      Reliant Energy Project, Ser A, AMT, RB
      Callable 06/01/11 @ 103
         6.750%, 12/01/36 (A)                                                             1,100           1,123

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Tax - Advantaged Income Fund
May 31, 2008

                                                                                    Face Amount    Market Value
Description                                                                        ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------                -------------   -------------
   Philadelphia, Hospitals & Higher
     Education Facilities Authority, Temple
     University Health System, Ser A, RB
     Callable 07/01/17 @ 100
        5.000%, 07/01/34                                                             $    1,000     $       858
   Philadelphia, Industrial Development
     Authority, Ser A, RB
     Callable 09/15/17 @ 100
        5.500%, 09/15/37                                                                    250             221
   Philadelphia, Water & Waste Authority,
     Ser B, RB, AMBAC
        3.100%, 07/02/08 (A)                                                              2,000           2,000
   Susquehanna Area, Regional Airport
     Authority, Ser A, AMT, RB
     Callable 01/01/18 @ 100
        6.500%, 01/01/38                                                                  1,000           1,001
                                                                                                    -----------
                                                                                                          6,182
                                                                                                    -----------
PUERTO RICO -- 1.9%
   Puerto Rico Commonwealth, Aqueduct &
     Sewer Authority, Ser A, RB
     Callable 07/01/18 @ 100
        6.000%, 07/01/38                                                                  1,625           1,710
                                                                                                    -----------
SOUTH CAROLINA -- 2.5%
   South Carolina State, Jobs-Economic
     Development Authority, Lutheran
     Homes, RB
     Callable 05/01/17 @ 100
        5.500%, 05/01/28                                                                  1,050             915
   South Carolina State, Jobs-Economic
     Development Authority, Woodlands at
     Furman Project, Ser A, RB
     Callable 11/15/17 @ 100
        6.000%, 11/15/37                                                                    250             227
   South Carolina State, Public Service
     Authority, Ser B, RB, MBIA
        5.000%, 01/01/19                                                                  1,000           1,087
                                                                                                    -----------
                                                                                                          2,229
                                                                                                    -----------
TENNESSEE -- 3.1%
   Sullivan County, Health Educational &
     Housing Authority, Wellmont Health
     Systems Project, Ser C, RB
     Callable 09/01/16 @ 100
        5.250%, 09/01/36                                                                  1,250           1,171
   Sumner County, Health Educational &
     Housing Facilities Board, Regional
     Hospital Project, Ser A, RB
     Callable 11/01/17 @ 100
        5.500%, 11/01/37                                                                    750             697
   Tennessee State, Energy Acquisition,
     Ser C, RB
        5.000%, 02/01/27                                                                  1,000             940
                                                                                                    -----------
                                                                                                          2,808
                                                                                                    -----------
TEXAS -- 8.5%
   Brazos, River Authority, Ser B, AMT, RB
     Callable 07/01/13 @ 101
        6.300%, 07/01/32 (A)                                                                375             313
   Fort Bend County, GO, MBIA
     Callable 03/01/17 @ 100
        4.750%, 03/01/31                                                                    500             486
   Guadalupe-Blanco, River Authority, RB
        5.625%, 10/01/17                                                                    750             755
   Gulf Coast, Waste Disposal Authority,
     Waste Management, Ser C, AMT, RB
     Callable 05/01/16 @ 101
        5.200%, 06/01/08                                                                    500             439
   Harris County, Health Facilities
     Development, Christus Health Project,
     Ser A-1, RB, AMBAC
     Callable 06/04/08 @ 100
        3.100%, 07/02/08 (A)                                                              2,000           2,000
   Houston, Airport Systems Authority,
     Continental, Ser E, AMT, RB
     Callable 07/01/11 @ 101
        6.750%, 07/01/29                                                                    500             423
   Lubbock, Educational Facilities Authority,
     Lubbock Christian Project, RB
     Callable 11/01/17 @ 100
        5.250%, 11/01/37                                                                    250             232
   Lubbock, Health Facilities Development,
     First Mortgage - Carillon Project, Ser A, RB
     Callable 07/01/16 @ 101
        6.500%, 07/01/26                                                                    170             171
   Lufkin, Health Facilities Development
     Corporation, Memorial Health Systems
     East Texas Project, RB
     Callable 02/15/17 @ 100
        5.500%, 02/15/37                                                                    250             233
   Mission, Economic Development, Allied
     Waste Project, Ser A, AMT, RB
     Callable 04/01/12 @ 100
        5.200%, 04/01/18                                                                    250             224
   North Texas, Tollway Authority, Ser A, RB
     Callable 01/01/18 @ 100
        5.625%, 01/01/33                                                                    750             768
   Texas State, Municipal Gas Acquisition &
     Supply I, Ser Senior Lien, RB
        5.000%, 12/15/11                                                                    250             252
   Texas State, Water Development Board,
     Ser Sub B, RB
     Callable 07/15/14 @ 100
        4.500%, 07/15/23                                                                    850             855
   Tyler, Health Facilities Development
     Corporation, East Texas Medical Center
     Project, Ser A, RB
     Callable 11/01/17 @ 100
        5.375%, 11/01/37                                                                    250             223

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Tax - Advantaged Income Fund
May 31, 2008

                                                                                Face Amount        Market Value
Description                                                                ($ Thousands)/Shares    ($ Thousands)
-------------------------------------------------------------------        --------------------    -------------
   Willacy County, Local Government, Ser A-1, RB
     Callable 03/01/12 @ 103
        6.875%, 09/01/28                                                               $    250     $       248
                                                                                                    ----------
                                                                                                          7,622
                                                                                                    -----------
VIRGINIA -- 1.2%
   Fauquier County, Industrial Development
     Authority, Fauquier Hospital Obligation
     Group, Ser A, RB
     Callable 10/01/17 @ 100
        5.250%, 10/01/37                                                                    500             473
   James City & County, Economic
     Development Authority, Ser A, RB
     Callable 07/01/17 @ 100
        5.500%, 07/01/37                                                                    200             171
   Lewistown, Community Center
     Development Authority, RB
     Callable 03/01/18 @ 100
        6.050%, 03/01/27                                                                    250             225
   Virginia State, White Oak Village Shops,
     Special Assesment
        5.300%, 03/01/17                                                                    250             238
                                                                                                    -----------
                                                                                                          1,107
                                                                                                    -----------
WASHINGTON -- 3.8%
   King County, Public Hospital District No.
     1, Ser B, GO
     Callable 06/01/18 @ 100
        5.250%, 12/01/37                                                                    850             867
   Washington State, Housing Finance
     Commission, Skyline at First Hill
     Project, Ser A, RB
     Callable 01/01/17 @ 100
        5.625%, 01/01/38                                                                  1,000             856
   Washington State, Ser C, GO
        5.000%, 01/01/18                                                                  1,500           1,638
                                                                                                    -----------
                                                                                                          3,361
                                                                                                    -----------
WISCONSIN -- 0.7%
   Janesville, Pollution Control Authority,
     General Motors Corporation, RB
        5.550%, 04/01/09                                                                    600             591
                                                                                                    -----------

Total Municipal Bonds
   (Cost $55,726) ($ Thousands)                                                                          54,318
                                                                                                    -----------
PREFERRED STOCK -- 24.1%

FINANCIALS -- 20.8%
   ABN AMRO Capital Funding Trust VII
     6.080%                                                                              11,000             233
   ACE
     7.800%                                                                              21,200             530
   Aegon
     4.000%                                                                               9,400             180
     6.375%                                                                               3,100              64

                                                                                                   Market Value
Description                                                                            Shares      ($ Thousands)
-------------------------------------------------------------------                 ------------   -------------
     6.875%                                                                               7,100     $       156
     7.250%                                                                              32,100             727
   American International Group
     6.450%                                                                               1,800              38
     8.500%                                                                               1,700             126
   Arch Capital Group
     7.875%                                                                              22,400             550
     8.000%                                                                               2,200              55
   Bank of America
     4.000%                                                                              13,000             234
   Barclays Bank PLC
     7.100%                                                                              10,800             259
     7.750%                                                                               8,900             222
     8.125%                                                                              18,100             456
   Citigroup
     8.125%                                                                              52,100           1,272
     8.500%                                                                               8,000             200
   CORTS Trust for Aon Capital
     6.875%                                                                                 900              23
   Credit Suisse Guernsey
     7.900%                                                                              53,600           1,375
   Delphi Financial Group
     7.376%                                                                               2,000              40
   Deutsche Bank Contingent Capital Trust
     II
     6.550%                                                                              11,300             256
   Deutsche Bank Contingent Capital Trust
     III
     7.600%                                                                              43,300           1,073
   Federal National Mortgage Association
     4.500%                                                                              51,500             978
     8.250%                                                                              22,100             538
   Freddie Mac
     5.570%                                                                              13,300             292
     8.375%                                                                              14,200             356
   Goldman Sachs Group
     4.000%                                                                               2,900              58
   Heller Financial
     6.687%                                                                              13,200           1,324
   HSBC Holdings PLC
     6.200%                                                                               5,200             116
     8.125%                                                                              18,300             482
   ING Group
     6.375%                                                                               3,400              71
     7.050%                                                                               4,400             106
     7.375%                                                                              21,767             538
   Merrill Lynch
     4.000%                                                                               7,700             123
     8.625%                                                                              13,200             328
   MetLife
     4.000%                                                                              14,400             298
   Morgan Stanley Group
     4.000%                                                                               5,700             115
   National Bank of Greece
     9.000%                                                                               6,200             153

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Tax - Advantaged Income Fund
May 31, 2008

                                                                             Shares/Face Amount    Market Value
Description                                                                     ($ Thousands)      ($ Thousands)
-------------------------------------------------------------------          ------------------    -------------
     PartnerRe
      6.500%                                                                              2,900     $       60
      6.750%                                                                             13,700            293
     Prudential PLC
      6.500%                                                                              3,920             91
      6.750%                                                                              4,600            107
      RenaissanceRe Holdings
      6.080%                                                                             10,300            196
      6.600%                                                                             11,100            232
     Royal Bank of Scotland Group PLC
      6.600%                                                                             50,400          1,120
      7.250%                                                                              2,800             67
     Santander Finance Preferred Unipersonal
      4.000%                                                                              6,400            114
      6.500%                                                                             56,000          1,191
     SunTrust Banks
      4.000%                                                                              8,800            173
     US Bancorp
      3.500%                                                                             18,300            367
      7.875%                                                                             26,100            673
                                                                                                    ----------
                                                                                                        18,629
                                                                                                    ----------
UTILITIES -- 3.3%
     Alabama Power
      6.450%                                                                             38,000            931
     Georgia Power
      6.500%                                                                             12,500          1,218
     Gulf Power
      6.450%                                                                              3,000            275
     Interstate Power & Light
      7.100%                                                                              6,000            150
     PPL Electric Utilities
      6.250%                                                                             15,000            359
                                                                                                    ----------
                                                                                                         2,933
                                                                                                    ----------
Total Preferred Stock
      (Cost $22,073) ($ Thousands)                                                                      21,562
                                                                                                    ----------
CORPORATE BONDS -- 10.5%

FINANCIALS -- 10.5%
     ANZ Capital Trust II (B)
      5.36%, 12/29/49                                                                $      500             454
     AXA (A)(B)
      6.463%, 06/14/08                                                                    1,000             810
     Bank of America (A)
      8.00%, 07/30/08                                                                     1,000             991
     BBVA International Preferred Unipersonal (A)
      5.919%, 10/18/08                                                                    1,000             812
     BNP Paribas (A)(B)
      7.195%, 06/25/08                                                                      600             552
     Commonwealth Bank of Australia (A)(B)
      6.024%, 09/15/08                                                                      500             432
     Credit Agricole (A)(B)
      6.637%, 11/30/08                                                                      800             658


                                                                                Face Amount        Market Value
Description                                                                ($ Thousands)/Shares   ($ Thousands)
-------------------------------------------------------------------        --------------------   -------------
     JPMorgan Chase (A)
      7.9%, 10/30/08                                                                 $      950     $       946
     Lloyds TSB Group PLC (A)(B)
      6.267%, 11/14/08                                                                      500             413
     Morgan Stanley MTN (A)
      4.7781%, 08/14/08                                                                     500             504
     PNC Financial Services Group (A)
      8.25%, 11/21/08                                                                       750             746
     Societe Generale (A)(B)
      5.922%, 10/05/08                                                                      200             174
     Wachovia (A)
      7.98%, 09/15/08                                                                     1,400           1,358
     Westpac Capital Trust IV (A)(B)
      5.256%, 09/30/08                                                                      700             569
                                                                                                    -----------
                                                                                                          9,419
                                                                                                    -----------
Total Corporate Bond
     (Cost $9,607) ($Thousands)                                                                           9,419
                                                                                                    -----------
CASH EQUIVALENT -- 4.8%

     SEI Tax Exempt Trust, Institutional Tax
      Free Fund, Cl A 1.53% +                                                         4,342,658           4,343
                                                                                                    -----------
Total Cash Equivalent
     (Cost $4,343) ($Thousands)                                                                           4,343
                                                                                                    -----------
Total Investments -- 100.0%
     (Cost $91,749) ($ Thousands) ++                                                                $    89,642
                                                                                                    ===========

Futures -- a summary of the open futures contracts held by the Fund at May 31, 2008, is as follows (see Note 2 in Notes to Financial Statements):

                                                                          UNREALIZED
       TYPE OF               NUMBER OF       EXPIRATION                  APPRECIATION
       CONTRACT              CONTRACTS          DATE                    ($ THOUSANDS)
-----------------------      ---------       ----------                 -------------
U.S. Long Treasury Bond        (19)           Sep-2008                  $          46
                                                                        -------------

A summary of outstanding swap agreements held by the Fund at May 31, 2008, is as follows (see Note 2 in Notes to Financial Statements):

                                        Interest Rate Swap
--------------------------------------------------------------------------------------------------
                                                                    Notional        Net Unrealized
                                                 Expiration          Amount          Appreciation
Description                                         Date           (Thousands)       ($Thousands)
----------------------------------------------   ----------       ------------      --------------
Fund pays a fixed rate of 5.00% and
 receives floating rate based on the 3 Month
 LIBOR. (Counterparty: Merrill Lynch)               12/17/23         (1,300)        $            4
                                                                                    --------------

     Percentages are based on Net Assets of $89,653($ Thousands).

+    The rate shown is the 7-day effective yield as of May 31, 2008.

++ At May 31, 2008, the tax basis cost of the Fund's investments was $91,749 ($ Thousands), and the unrealized appreciation and depreciation were $1,306 ($ Thousands) and $(3,413) ($ Thousands), respectively.

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B) Resales of portions of these securities are subject to Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers.

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

Schedule of Investments (Unaudited)
Tax - Advantaged Income Fund
May 31, 2008

AMBAC -- American Municipal Bond Assurance Corporation
AMT -- Alternative Minimum Tax (subject to)
Cl -- Class
COP -- Certificate of Participation
FGIC --Financial Guaranty Insurance Company
GO -- General Obligation
MBIA -- Municipal Bond Investors Association
MTN -- Medium Term Note
PLC -- Public Limited Company
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2008

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Tax Exempt Trust


By (Signature and Title)                     /s/ Robert A. Nesher
                                             ---------------------------------
                                             Robert A. Nesher, President & CEO

Date July 16, 2008





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)                     /s/ Robert A. Nesher
                                             ---------------------------------
                                             Robert A. Nesher, President & CEO

Date July 16, 2008


By (Signature and Title)                     /s/ Stephen F. Panner
                                             ----------------------------------
                                             Stephen F. Panner, Controller & CFO

Date July 16, 2008